                                                           File No. 333-86603
                                                                        --------
                                                                        811-1978


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /

      Post-Effective Amendment No. 3                                      /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           / /
      Amendment No.                                                       / /


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
      Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201


                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410-East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007


Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.


It is proposed that this filing will become effective (check appropriate space):


              immediately upon filing pursuant to paragraph (b) of Rule 485
      ---
              on    (date)   pursuant to paragraph (b) of Rule 485
      ---
       x      60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ---
              on (date) pursuant to paragraph (a)(1) of Rule 485
      ---


If appropriate, check the following box:
              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                        OHIO NATIONAL VARIABLE ACCOUNT A


N-4 Item                            Caption in Prospectus
--------                            ---------------------
   1                                Cover Page

   2                                Glossary of Special Terms

   3                                Not applicable

   4                                Not applicable

   5                                Ohio National Life
                                    Ohio National Variable Account A
                                    The Funds

   6                                Deductions and Expenses

   7                                Description of Variable Annuity Contracts

   8                                Annuity Period

   9                                Death Benefit

   10                               Accumulation Period

   11                               Surrender and Partial Withdrawal

   12                               Federal Tax Status

   13                               Not applicable

   14                               Table of Contents

                                    Caption in Statement of Additional Information

   15                               Cover Page

   16                               Table of Contents

   17                               Not applicable

   18                               Custodian
                                    Independent Certified Public Accountants

   19                               See Prospectus (Distribution of Variable Annuity Contracts)
                                    Loans Under Tax-Sheltered Annuities

   20                               Underwriter

   21                               Calculation of Money Market Subaccount Yield
                                    Total Return

   22                               See Prospectus (Annuity Period)

   23                               Financial Statements

                                    Caption in Part C

   24                               Financial Statements and Exhibits

   25                               Directors and Officers of the Depositor

   26                               Persons Controlled by or Under Common Control with the Depositor or
                                    Registrant

   27                               Number of Contractowners

   28                               Indemnification

   29                               Principal Underwriter

   30                               Location of Accounts and Records

   31                               Not applicable

   32                               Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 667-3078

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,


- state and municipal deferred compensation plans and


- non-tax-qualified retirement plans.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.

You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account. VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., the Dow Target Variable Fund LLC, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., PBHG Insurance Series Fund, Inc., The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, Strong Variable Insurance Funds, Inc. and Variable Insurance Products Fund (Fidelity). See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 9% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.


You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE
COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY   , 2001. WE
HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.


                               FEBRUARY    , 2001


Form 8598

                               TABLE OF CONTENTS


Available Funds..........................      2
Fee Table................................      4
  Financial Statements...................     10
  Ohio National Life.....................     10
  Ohio National Variable Account A.......     10
  The Funds..............................     10
  Mixed and Shared Funding...............     11
  Voting Rights..........................     11
Distribution of Variable Annuity
  Contracts..............................     11
Deductions and Expenses..................     11
  Surrender Charge.......................     11
  Contract Administration Charge.........     12
  Deduction for Administrative
     Expenses............................     12
  Deduction for Risk Undertakings........     12
  Transfer Fee...........................     13
  Deduction for State Premium Tax........     13
  Fund Expenses..........................     13
Description of Variable Annuity
  Contracts..............................     13
  10-Day Free Look.......................     13
Accumulation Period......................     13
  Purchase Payment.......................     13
  Extra Credit...........................     13
  Accumulation Units.....................     14
  Crediting Accumulation Units...........     14
  Allocation of Purchase Payments........     14
  Accumulation Unit Value and
     Accumulation Value..................     14
  Net Investment Factor..................     14
  Surrender and Partial Withdrawal.......     15
  Transfers among Subaccounts............     15
  TeleAccess.............................     16
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     16
  Portfolio Rebalancing..................     16
  Nursing Facility Confinement...........     17
  Optional Death Benefit.................     17
  Guaranteed Account.....................     18
  Ohio National Life Employee Discount...     18
  Texas State Optional Retirement
     Program.............................     19
Annuity Period...........................     19
  Annuity Payout Date....................     19
  Annuity Options........................     19
  Determination of Amount of the First
     Variable Annuity Payment............     20
  Annuity Units and Variable Payments....     20
  Transfers During Annuity Payout........     21
Other Contract Provisions................     21
  Assignment.............................     21
  Reports and Confirmations..............     21
  Substitution for Fund Shares...........     21
Contract Owner Inquiries.................     22
  Performance Data.......................     22
Federal Tax Status.......................     22
  Tax-Deferred Annuities.................     23
  Qualified Pension or Profit-Sharing
     Plans...............................     24
  Individual Retirement Annuities
     (IRA)...............................     25
  Simplified Employee Pension Plans
     (SEPPs).............................     25
  Withholding on Distribution............     26
IRA Disclosure Statement.................     27
  Free Look Period.......................     27
  Eligibility Requirements...............     27
  Contributions and Deductions...........     27
  IRA for Non-working Spouse.............     28
  Rollover Contribution..................     28
  Premature Distributions................     29
  Distribution at Retirement.............     29
  Inadequate Distributions -- 50% Tax....     29
  Death Benefits.........................     29
  Roth IRAs..............................     29
  Prototype Status.......................     30
  Reporting to the IRS...................     30
Illustration of IRA Fixed
  Accumulations..........................     31
Statement of Additional Information
  Contents...............................     32


                                AVAILABLE FUNDS


OHIO NATIONAL FUND, INC.                      INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                        Ohio National Investments, Inc.
Equity Portfolio                              (Legg Mason Funds Management, Inc.)
Bond Portfolio                                Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio fund)    Ohio National Investments, Inc.
S&P 500 Index Portfolio                       Ohio National Investments, Inc.
International Portfolio                       (Federated Global Investment Management Corp.)
International Small Company Portfolio         (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                (Jennison Associates LLC)
Small Cap Portfolio                           (Founders Asset Management LLC)
Aggressive Growth Portfolio                   (Janus Capital Corporation)
Growth & Income Portfolio                     (RS Investment Management Co. LLC)
Capital Growth Portfolio                      (RS Investment Management Co. LLC)
High Income Bond Portfolio                    (Federated Investment Counseling)
Equity Income Portfolio                       (Federated Investment Counseling)


Form 8598

Blue Chip Portfolio                           (Federated Investment Counseling)
Core Growth Portfolio                         (Pilgrim Baxter & Associates, Ltd.)
Nasdaq-100 Index Portfolio                    Ohio National Investments, Inc.
THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios              (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios               (First Trust Advisors L.P.)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund          Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund           Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund             Goldman Sachs Asset Management
Goldman Sachs Global Income Fund              Goldman Sachs Asset Management International
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                              Janus Capital Corporation
International Growth Portfolio                Janus Capital Corporation
Worldwide Growth Portfolio                    Janus Capital Corporation
Balanced Portfolio                            Janus Capital Corporation
J.P. MORGAN SERIES TRUST II
J.P. Morgan Small Company Portfolio           J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                           Lazard Asset Management
Emerging Markets Portfolio                    Lazard Asset Management
MITCHELL HUTCHINS SERIES TRUST
Growth & Income Portfolio                     Mitchell Hutchins Asset Management Inc.
Tactical Allocation Portfolio                 Mitchell Hutchins Asset Management Inc.
PBHG INSURANCE SERIES FUND, INC.
PBHG Technology & Communications Portfolio    Pilgrim Baxter & Associates, Ltd.
THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison Portfolio                 (Jennison Associates LLC)
20/20 Focus Portfolio                         Prudential Investment Corporation
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
Capital Fund                                  Salomon Brothers Asset Management Inc
Total Return Fund                             Salomon Brothers Asset Management Inc
Investors Fund (a capital growth fund)        Salomon Brothers Asset Management Inc
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                 Strong Capital Management, Inc.
Strong Opportunity Fund II (a mid             Strong Capital Management, Inc.
  cap/small cap fund)
Strong Schafer Value Fund II                  Strong Capital Management, Inc.
VARIABLE INSURANCE PRODUCTS FUND SERVICE
  CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio                   Fidelity Management & Research Company
VIP Mid Cap Portfolio                         Fidelity Management & Research Company
VIP Growth Portfolio                          Fidelity Management & Research Company


Form 8598

                                   FEE TABLE

             CONTRACTOWNER TRANSACTION EXPENSES                   YEARS        PAYMENT
             ----------------------------------                   -----        -------
Deferred Sales Load (this "surrender charge" is a percentage
of value withdrawn; the                                            1st            9%
percentage varies with number of years from purchase
  payments to which values relate)                                 2nd            8%
                                                                   3rd            7%
                                                                   4th            6%
                                                                   5th            5%
                                                                   6th            4%
                                                                   7th            2%
                                                                   8th            1%
                                                              9th and later       0%


Exchange (transfer) Fee  $10 (currently no charge for the first 12 transfers each contract year)
Annual Contract Fee      $30 (no fee if contract value exceeds $50,000)



VAA ANNUAL EXPENSES (as a percentage of average account
  value)
Mortality and Expense Risk Fees***                              1.15%
Account Fees and Expenses                                       0.25%
                                                                ----
Total VAA Annual Expenses (without optional added death
  benefits)                                                     1.40%
Optional increasing death benefit                               0.25%
Optional enhanced death benefit                                 0.30%
                                                                ----
Total VAA Annual Expenses with both added death benefits        1.95%


*** The Mortality and Expense Risk fees may be changed at any time, but may not be increased to more than 1.15%.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.


If you choose an optional increasing death benefit, we may charge up to 0.25% of the death benefit amount. If you choose the optional enhanced death benefit, we may also charge up to 0.30% (or up to 0.85% if you are now age 71 to 80) of the average account value. See Death Benefit for details.


FUND ANNUAL EXPENSES (as a percentage of the Fund average net assets)


                                                                     TOTAL FUND
                                                                      EXPENSES       TOTAL       TOTAL FUND
                                                                      WITHOUT       WAIVERS       EXPENSES
                                             MANAGEMENT    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                                FEES      EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                             ----------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                                 0.30%       0.11%       0.41%         0.05%         0.36%
  Equity                                        0.80%       0.12%       0.92%         0.00%         0.92%
  Bond                                          0.60%       0.17%       0.77%         0.00%         0.77%
  Omni                                          0.54%       0.13%       0.67%         0.00%         0.67%
  S&P 500 Index                                 0.38%       0.11%       0.49%         0.00%         0.49%
  International*                                0.90%       0.36%       1.26%         0.05%         1.21%
  International Small Company                   1.00%       1.06%       2.06%         0.00%         2.06%
  Capital Appreciation                          0.80%       0.15%       0.95%         0.00%         0.95%
  Small Cap                                     0.80%       0.09%       0.89%         0.00%         0.89%
  Aggressive Growth                             0.80%       0.15%       0.95%         0.00%         0.95%
  Growth & Income                               0.85%       0.10%       0.95%         0.00%         0.95%
  Capital Growth                                0.90%       0.19%       1.09%         0.00%         1.09%
  High Income Bond                              0.75%       0.38%       1.13%         0.00%         1.13%
  Equity Income                                 0.75%       0.53%       1.28%         0.00%         1.28%
  Blue Chip                                     0.90%       0.45%       1.35%         0.00%         1.35%
  Core Growth                                    095%       0.11%       1.06%         0.00%         1.06%
  Nasdaq-100 Index**                             075%       0.20%       0.95%         0.00%         0.95%


Form 8598

                                                                     TOTAL FUND
                                                                      EXPENSES       TOTAL       TOTAL FUND
                                                                      WITHOUT       WAIVERS       EXPENSES
                                             MANAGEMENT    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                                FEES      EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                             ----------   --------   ----------   -----------   -------------
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                0.60%       0.64%       1.24%         0.21%         1.03%
  Dow Target 5*                                 0.60%       2.54%       3.14%         2.27%         0.87%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*              0.75%       0.47%       1.22%         0.22%         1.00%
  Goldman Sachs CORE U.S. Equity                0.70%       0.20%       0.90%         0.00%         0.90%
  Goldman Sachs Capital Growth*                 0.75%       0.94%       1.69%         0.69%         1.00%
  Goldman Sachs Global Income*                  0.90%       1.78%       2.68%         1.53%         1.15%
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth**                                      0.65%       0.27%       0.92%         0.00%         0.92%
  International Growth**                        0.65%       0.36%       1.01%         0.00%         1.01%
  Worldwide Growth**                            0.65%       0.30%       0.95%         0.00%         0.95%
  Balanced**                                    0.65%       0.27%       0.92%         0.00%         0.92%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                    0.60%       1.97%       2.57%         1.42%         1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                    0.75%       6.56%       7.31%         6.06%         1.25%
  Emerging Markets*                             1.00%       8.59%       9.59%         7.99%         1.60%
MITCHELL HUTCHINS SERIES TRUST:
  Growth & Income                               0.70%       0.78%       1.48%         0.00%         1.48%
  Tactical Allocation                           0.50%       0.49%       0.99%         0.00%         0.99%
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications              0.85%       0.24%       1.09%         0.00%         1.09%
THE PRUDENTIAL SERIES FUND, INC.:
  Prudential Jennison                           0.60%       0.43%       1.03%         0.00%         1.03%
  20/20 Focus                                   0.75%       0.74%       1.49%         0.00%         1.49%
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                      0.85%       1.14%       1.99%         0.99%         1.00%
  Total Return*                                 0.80%       0.85%       1.65%         0.65%         1.00%
  Investors*                                    0.70%       0.45%       1.15%         0.17%         0.98%
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                     1.00%       0.17%       1.17%         0.02%         1.15%
  Strong Opportunity II                         1.00%       0.14%       1.14%         0.00%         1.14%
  Strong Schafer Value II*                      1.00%       0.57%       1.57%         0.37%         1.20%
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
  VIP Contrafund                                0.58%       0.37%       0.95%         0.00%         0.95%
  VIP Mid Cap                                   0.57%       0.68%       1.25%         0.00%         1.25%
  VIP Growth                                    0.58%       0.35%       0.93%         0.00%         0.93%


Form 8598

EXAMPLE -- If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $ 99      $120       $143        $216
  Equity                                                        105       137        173         276
  Bond                                                          103       133        165         260
  Omni                                                          102       130        160         250
  S&P 500 Index                                                 100       124        150         230
  International*                                                108       147        188         306
  International Small Company                                   117       173        231         389
  Capital Appreciation                                          105       138        175         279
  Small Cap                                                     105       137        171         273
  Aggressive Growth                                             105       138        175         279
  Growth & Income                                               105       138        175         279
  Capital Growth                                                106       143        182         294
  High Income Bond                                              107       144        184         298
  Equity Income                                                 109       149        192         313
  Blue Chip                                                     109       151        195         320
  Core Growth                                                   106       142        180         291
  Nasdaq-100 Index**                                            105       138        175         279
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                                106       141        179         288
  Dow Target 5*                                                 104       136        170         271
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              106       140        177         285
  Goldman Sachs CORE U.S. Equity                                105       137        172         274
  Goldman Sachs Capital Growth*                                 106       140        177         285
  Goldman Sachs Global Income*                                  107       145        185         300
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth**                                                      105       137        173         276
  International Growth**                                        106       140        178         286
  Worldwide Growth**                                            105       138        175         279
  Balanced**                                                    105       137        173         276
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                                    107       145        185         300
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    108       148        190         310
  Emerging Markets*                                             112       159        208         345
MITCHELL HUTCHINS SERIES TRUST:
  Growth & Income                                               111       155        202         333
  Tactical Allocation                                           106       140        177         284
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                              107       143        182         294
THE PRUDENTIAL SERIES FUND, INC.:
  Prudential Jennison                                           106       141        179         288
  20/20 Focus                                                   111       155        203         334


Form 8598

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                     $115      $166       $221        $369
  Total Return*                                                 106       140        177         285
  Investors*                                                    105       139        176         283
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                     107       145        185         300
  Strong Opportunity II                                         107       144        185         299
  Strong Schafer Value II*                                      108       146        188         305
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                105       138        175         279
  VIP Mid Cap                                                   108       148        190         310
  VIP Growth                                                    105       138        174         277


EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $ 19      $ 58       $ 99        $216
  Equity                                                         24        75        129         276
  Bond                                                           23        71        121         260
  Omni                                                           22        67        116         250
  S&P 500 Index                                                  20        62        106         230
  International*                                                 27        84        144         306
  International Small Company                                    36       110        187         389
  Capital Appreciation                                           25        76        131         279
  Small Cap                                                      24        74        127         273
  Aggressive Growth                                              25        76        131         279
  Growth & Income                                                25        76        131         279
  Capital Growth                                                 26        81        138         294
  High Income Bond                                               27        82         40         298
  Equity Income                                                  28        87        148         313
  Blue Chip                                                      29        89        151         320
  Core Growth                                                    26        80        136         291
  Nasdaq-100 Index**                                             25        76        131         279
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                                 26        79        135         288
  Dow Target 5*                                                  24        74        126         271
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                               25        78        133         285
  Goldman Sachs CORE U.S. Equity                                 24        75        128         274
  Goldman Sachs Capital Growth*                                  25        78        133         285
  Goldman Sachs Global Income*                                   27        83        141         300
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth**                                                       24        75        129         276
  International Growth**                                         25        78        134         286
  Worldwide Growth**                                             25        76        131         279
  Balanced**                                                     24        75        129         276
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                                     27        83        141         300


Form 8598

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                   $ 28      $ 86       $146        $310
  Emerging Markets*                                              32        96        164         345
MITCHELL HUTCHINS SERIES TRUST:
  Growth & Income                                                30        93        158         333
  Tactical Allocation                                            25        78        133         284
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                               26        81        138         294
THE PRUDENTIAL SERIES FUND, INC.:
  Prudential Jennison                                            26        79        135         288
  20/20 Focus                                                    30        93        158         334
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                       34       104        177         369
  Total Return*                                                  25        78        133         285
  Investors*                                                     25        77        132         283
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                      27        83        141         300
  Strong Opportunity II                                          27        82        140         299
  Strong Schafer Value II*                                       27        84        144         305
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                 25        76        131         279
  VIP Mid Cap                                                    28        86        146         310
  VIP Growth                                                     25        76        130         277


*The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses.

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $ 99      $121       $146        $221
  International                                                 108       148        191         311
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                 108       148        190         309
  Dow Target 5                                                  128       205        283         483
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               108       147        189         307
  Goldman Sachs Capital Growth                                  113       161        213         354
  Goldman Sachs Global Income                                   123       192        262         444
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company                                     122       188        256         435
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                     170       320        458         754
  Emerging Markets                                              192       377        538         853


Form 8598

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                      $116      $171       $228        $382
  Total Return                                                  112       160        211         350
  Investors                                                     107       145        185         300
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      107       145        186         302
  Strong Schafer Value II                                       112       158        207         342


EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $ 19      $ 59       $102        $221
  International                                                  28        86        147         311
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                  28        85        146         309
  Dow Target 5                                                   47       143        239         483
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                                28        85        145         307
  Goldman Sachs Capital Growth                                   32        99        169         354
  Goldman Sachs Global Income                                    43       129        217         444
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company                                      42       126        212         435
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                      89       257        413         754
  Emerging Markets                                              111       313        492         853
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                        36       108        184         382
  Total Return                                                   32        98        167         350
  Investors                                                      27        83        141         300
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                       27        83        142         302
  Strong Schafer Value II                                        31        96        162         342


**The "Other Expenses" (and, accordingly, the Total Fund Expenses) for these
  Funds are based on estimates.


The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For some funds, the "Other Expenses" include a 12b-1 fee. These fees do not exceed 0.25%. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer. The examples assume that you pay 0.10% for an optional increasing death benefit plus 0.30% for the optional enhanced death benefit.


Form 8598

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statement of Additional Information.

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets in excess of $6.6 billion and equity in excess of $750 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.


OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.


The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.


Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Form 8598

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE


There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of the lesser of (a) the amount you


Form 8598
withdraw or surrender or (b) your total purchase payments minus previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:


    YEARS       PAYMENT
    -----       -------
     1st         9%
     2nd         8%
     3rd         7%
     4th         6%
     5th         5%
     6th         4%
     7th         2%
     8th         1%
9th and later    0%

During each contract year, you may make partial withdrawals of not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender of the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Form 8598

TRANSFER FEE


We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We do not charge for your first 12 transfers each contract year.


DEDUCTION FOR STATE PREMIUM TAX


Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are presently 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kentucky and Maine, 2.25% in the District of Columbia, 2.35% in California and 3.5% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in South Dakota and Wyoming, they are presently being deducted from purchase payments.


FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (minus any extra units credited) as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In Georgia, Idaho, Indiana, Nebraska, Nevada, North Carolina, Oklahoma, South Carolina, Utah and Washington, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.

EXTRA CREDIT

We credit (from our general account) an extra amount to your contract each time you make a purchase payment. The extra credit equals 4% of each purchase payment. We allocate your extra credits pro rata to the subaccounts of VAA and to the General Account in the same ratio as the purchase payments.

Extra credits are not part of the amount you will be paid if you use the 10-day free look option. We may not credit extra amounts on purchase payments you make within one year of a free partial withdrawal to the extent those purchase payments are less than the amount you withdrew. Extra credits within one year of death are not included in amounts payable for death benefits. Extra credits within one year of a stepped-up death benefit are

Form 8598
not included in the increased death benefit amount. Extra credits within one year of your confinement are not included in amounts we pay under the Nursing Facility Confinement benefit. Extra Credits that we recover if you

  - exercise your 10-day free look option,

  - are paid a death benefit (including stepped-up death benefits), or

  - are paid a Nursing Facility Confinement benefit.
will not exceed the maximum sales load that would apply to a normal surrender on that date.

We do not consider extra credits to be purchase payments or to be "investment in the contract" as described in Federal Tax Status.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the accumulation unit value of each subaccount of VAA at $10 when we credited the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

Form 8598

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND PARTIAL WITHDRAWAL


Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract or elect a partial withdrawal (at least $300). The surrender charge may then apply. That charge is a percent of the total amount withdrawn. For example, if you request a partial withdrawal of $1,000 during the first two years after the first purchase payment for which there are contract values, and after you have received that year's "free" withdrawal of 10% of the accumulation value, we would pay you $1,000, but the total amount deducted from the contract value would be $1,063.83 (i.e., $1,063.83 x 6% = $63.83). Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a complete surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.


If you request a surrender or partial withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a complete surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less).

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Form 8598

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

After annuity payments begin, you may make transfers among Funds only once each calendar quarter. The transfer fee no longer applies then. Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

TELEACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 7:00 p.m. (Eastern time) on days that we are open for business, at 1-800-366-6654, #8. You may only make one telephone transfer per day. We will honor pre-authorized telephone transfer instructions from anyone who provides the personal identifying information requested via TeleAccess. We will not honor telephone transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all telephone transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the TeleAccess request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE TELEACCESS ONCE YOU AUTHORIZE IT.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)


We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other Funds or to the Guaranteed Account. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count as the free transfer you are allowed once each calendar month. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.


DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer contract values from variable Funds to the Guaranteed Account in anticipation of retirement, reducing the risk of making a single transfer during a low market.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

Form 8598

To elect, change or discontinue this option, you must give us written authorization. The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the free transfer you are allowed once each calendar month. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

NURSING FACILITY CONFINEMENT


We will not assess a surrender charge if the annuitant is confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. Extra units credited within one year before your confinement are not included in amounts we will pay under this benefit. This waiver of the surrender charge may not be available in all states. It only applies when:


- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

OPTIONAL DEATH BENEFIT


In those states where permitted, you may choose an optional death benefit to be paid to your designated beneficiary if the annuitant (and any contingent annuitant) dies before annuity payments begin. (Death benefits are not available on any contract purchased through a bank in Puerto Rico.) The amount of the death benefit will be determined as of the date of the annuitant's death. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. If the death benefit is not claimed within 90 days after the date of death, we will pay the contract value next determined after we receive written notice of the claim instead of any greater death benefit. We do not now charge for this death benefit. However, we may charge an annual premium up to 0.25% of the death benefit amount for contracts issued in the future. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within 90 days after the annuitant's death. If the contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to your Money Market subaccount.


This death benefit will be the greatest of:

- the contract value (minus any extra units credited within one year of death);
  or

- the net of purchase payments less withdrawals; or


- the stepped-up death benefit amount if the contract has been in effect for at least 8 years (or 1 year if you chose the annual stepped-up death benefit).


For the 8-year period beginning on the eighth contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value (minus any extra units credited during the preceding year) as of the eighth anniversary or (ii) the net of purchase payments less withdrawals made on or before the eighth anniversary. At the beginning of each later 8-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of
(i) the contract value (minus any extra units credited during the preceding year) on that date or (ii) the death benefit as of the last day of the preceding 8-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 8-year period after the eighth anniversary.


In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value (minus any extra units credited during the preceding year) exceeds the death benefit for the previous year. There is an additional charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit.


Form 8598

In those states where permitted, you may choose an optional enhanced death benefit at the time the contract is issued. With that option, the following amount will be added to any other amount payable upon the annuitant's death:



-40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments; or



-20% of the lesser of (a) or (b).



If you choose the 40% benefit level, there is an additional charge of 0.30% (or 0.85% if you are age 71 to 80 when the contract is issued). If you choose the 20% benefit level, the charge is 0.15% (or 0.45% for ages 71 to 80 when issued). You may choose the enhanced death benefit in addition to one of the other death benefit options.



The beneficiary for any death proceeds may choose to continue the contract for up to 5 years (or longer if the beneficiary is the deceased annuitant's spouse). The beneficiary will then be the owner and annuitant of the continued contract. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.


GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any partial withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

Form 8598

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 2.35% of all purchase payments made in the first contract year and 4.1% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or partial withdrawal until the first of these events occurs.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee (except for option 1(e) below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and partial withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Form 8598

Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.


The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 14) for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.


Form 8598

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. On at least 30 days written notice our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.


REPORTS AND CONFIRMATIONS


Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.


We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we will assume they are correct.


SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Form 8598

                            CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural

Form 8598
person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed your exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you

Form 8598
receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employees gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Form 8598

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $4,000.

You may make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59 1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59 1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70 1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax-deferred basis. Under certain circumstances, withdrawals from a Roth IRA can be excludable from income. Eligibility for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

Form 8598

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

Form 8598

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Form 8598

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $2,000).

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Form 8598

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEPP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA (or SEPP-IRA). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age or 59 1/2 totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing

Form 8598
separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8598

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                          AGE 60                         AGE 65                         AGE 70
                        GUARANTEED                     GUARANTEED                     GUARANTEED
                     SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
               ----------------------------   ----------------------------   ----------------------------
                                  $2,000                         $2,000                         $2,000
                  $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
   CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
  ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
  -----------  -------------   ------------   -------------   ------------   -------------   ------------
       1        $    925.35     $2,027.45      $    925.35     $2,027.45      $    925.35     $2,027.45
       2           1,878.46      2,055.72         1,878.46      2,055.72         1,878.46      2,055.72
       3           2,870.01      2,083.76         2,870.01      2,083.76         2,870.01      2,083.76
       4           3,901.83      2,111.91         3,901.83      2,111.91         3,901.83      2,111.91
       5           4,975.45      2,140.16         4,975.45      2,104.16         4,975.45      2,140.16
       6           6,102.14      2,166.24         6,102.14      2,166.24         6,102.14      2,166.24
       7           7,276.08      2,194.24         7,276.08      2,194.24         7,276.08      2,194.24
       8           8,497.12      2,222.31         8,497.12      2,222.31         8,497.12      2,222.31
       9           9,757.56      2,253.98         9,757.56      2,253.98         9,757.56      2,253.98
      10          11,055.81      2,286.60        11,055.81      2,286.60        11,055.81      2,286.60
      15          18,155.17      2,464.97        18,155.17      2,464.97        18,155.17      2,464.97
      20          26,385.27      2,671.76        26,385.27      2,671.76        26,385.27      2,671.76
      25          35,926.22      2,911.48        35,926.22      2,911.48        35,926.22      2,911.48
      30          46,986.79      3,189.39        46,986.79      3,189.39        46,986.79      3,189.39
      35          59,809.02      3,511.55        59,809.02      3,511.55        59,809.02      3,511.55
      40          74,673.50      3,885.03        74,673.50      3,885.03        74,673.50      3,885.03
      45          91,905.51      4,318.00        91,905.51      4,318.00        91,905.51      4,318.00
      50         111,882.13      4,819.92       111,882.13      4,819.92       111,882.13      4,819.92
      55         135,040.51      5,401.79       135,040.51      5,401.79       135,040.51      5,401.79
      60         161,887.42      6,076.34       161,887.42      6,076.34       161,887.42      6,076.34
      65                                        193,010.34      6,858.32       193,010.34      6,858.32
      70                                                                       229,090.34      7,764.85

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

Form 8598


        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Loans under Tax-Sheltered Annuities
Financial Statements for VAA and Ohio National Life

Form 8598

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 667-3078

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,


- state and municipal deferred compensation plans and


- non-tax-qualified retirement plans.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.

You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account. VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., the Dow Target Variable Fund LLC, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., PBHG Insurance Series Fund, Inc., The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, Strong Variable Insurance Funds, Inc. and Variable Insurance Products Fund (Fidelity). See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 9% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.


You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE
COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY      , 2001.
WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.


                             FEBRUARY       , 2001


Form 8925

                               TABLE OF CONTENTS


Available Funds...........................     2
Fee Table.................................     4
  Financial Statements....................    10
  Ohio National Life......................    10
  Ohio National Variable Account A........    10
  The Funds...............................    10
  Mixed and Shared Funding................    11
  Voting Rights...........................    11
Distribution of Variable Annuity
  Contracts...............................    11
Deductions and Expenses...................    11
  Surrender Charge........................    11
  Contract Administration Charge..........    12
  Deduction for Administrative Expenses...    12
  Deduction for Risk Undertakings.........    12
  Transfer Fee............................    13
  Deduction for State Premium Tax.........    13
  Fund Expenses...........................    13
Description of Variable Annuity
  Contracts...............................    13
  10-Day Free Look........................    13
Accumulation Period.......................    13
  Purchase Payments.......................    13
  Extra Credit............................    13
  Accumulation Units......................    14
  Crediting Accumulation Units............    14
  Allocation of Purchase Payments.........    14
  Accumulation Unit Value and Accumulation
     Value................................    14
  Net Investment Factor...................    14
  Surrender and Partial Withdrawal........    15
  Transfers among Subaccounts.............    15
  TeleAccess..............................    16
  Scheduled Transfers (Dollar Cost
     Averaging)...........................    16
  Portfolio Rebalancing...................    16
  Nursing Facility Confinement............    16
  Optional Death Benefit..................    17
  Guaranteed Account......................    18
  Ohio National Life Employee Discount....    18
  Texas State Optional Retirement
     Program..............................    19
Annuity Period............................    19
  Annuity Payout Date.....................    19
  Annuity Options.........................    19
  Determination of Amount of the First
     Variable Annuity Payment.............    20
  Annuity Units and Variable Payments.....    20
  Transfers During Annuity Payout.........    21
Other Contract Provisions.................    21
  Assignment..............................    21
  Reports and Confirmations...............    21
  Substitution for Fund Shares............    21
Contract Owner Inquiries..................    21
  Performance Data........................    21
Federal Tax Status........................    22
  Tax-Deferred Annuities..................    23
  Qualified Pension or Profit-Sharing
     Plans................................    24
  Individual Retirement Annuities (IRA)...    24
  Simplified Employee Pension Plans
     (SEPPs)..............................    25
  Withholding on Distribution.............    25
IRA Disclosure Statement..................    26
  Free Look Period........................    26
  Eligibility Requirements................    26
  Contributions and Deductions............    26
  IRA for Non-working Spouse..............    27
  Rollover Contribution...................    27
  Premature Distributions.................    28
  Distribution at Retirement..............    28
  Inadequate Distributions -- 50% Tax.....    28
  Death Benefits..........................    28
  Roth IRAs...............................    29
  Prototype Status........................    29
  Reporting to the IRS....................    29
Illustration of IRA Fixed Accumulations...    30
Statement of Additional Information
  Contents................................    31


                                AVAILABLE FUNDS


OHIO NATIONAL FUND, INC.                    INVESTMENT ADVISER (SUBADVISER)
Firstar Growth & Income Portfolio           (Firstar Investment Research & Management Co.)
Strategic Income Portfolio                  (Firstar Investment Research & Management Co.)
Relative Value Portfolio                    (Firstar Investment Research & Management Co.)
Money Market Portfolio                      Ohio National Investments, Inc.
Equity Portfolio                            (Legg Mason Funds Management, Inc.)
Bond Portfolio                              Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio fund)  Ohio National Investments, Inc.
S&P 500 Index Portfolio                     Ohio National Investments, Inc.
International Portfolio                     (Federated Global Investment Management Corp.)
International Small Company Portfolio       (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio              (Jennison Associates LLC)
Small Cap Portfolio                         (Founders Asset Management LLC)
Aggressive Growth Portfolio                 (Janus Capital Corporation)
Growth & Income Portfolio                   (RS Investment Management Co. LLC)
Capital Growth Portfolio                    (RS Investment Management Co. LLC)


Form 8925

High Income Bond Portfolio                  (Federated Investment Counseling)
Equity Income Portfolio                     (Federated Investment Counseling)
Blue Chip Portfolio                         (Federated Investment Counseling)
Core Growth Portfolio                       (Pilgrim Baxter & Associates, Ltd.)
Nasdaq-100 Index Portfolio                  Ohio National Investments, Inc.
THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios            (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios             (First Trust Advisors L.P.)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund        Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund         Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund           Goldman Sachs Asset Management
Goldman Sachs Global Income Fund            Goldman Sachs Asset Management International
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                            Janus Capital Corporation
International Growth Portfolio              Janus Capital Corporation
Worldwide Growth Portfolio                  Janus Capital Corporation
Balanced Portfolio                          Janus Capital Corporation
J.P. MORGAN SERIES TRUST II
J.P. Morgan Small Company Portfolio         J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                         Lazard Asset Management
Emerging Markets Portfolio                  Lazard Asset Management
MITCHELL HUTCHINS TRUST
Growth & Income Portfolio                   Mitchell Hutchins Asset Management Inc.
Tactical Allocation Portfolio               Mitchell Hutchins Asset Management Inc.
PBHG INSURANCE SERIES FUND, INC.
PBHG Technology & Communications Portfolio  Pilgrim Baxter & Associates, Ltd.
THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison Portfolio               (Jennison Associates LLC)
20/20 Focus Portfolio                       Prudential Investment Corporation
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
Capital Fund                                Salomon Brothers Asset Management Inc
Total Return Fund                           Salomon Brothers Asset Management Inc
Investors Fund (a capital growth fund)      Salomon Brothers Asset Management Inc
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II               Strong Capital Management, Inc.
Strong Opportunity Fund II                  Strong Capital Management, Inc.
                                            (a mid cap/small cap fund)
Strong Schafer Value Fund II                Strong Capital Management, Inc.
VARIABLE INSURANCE PRODUCTS FUND
  SERVICE CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio                 Fidelity Management & Research Company
VIP Mid Cap Portfolio                       Fidelity Management & Research Company
VIP Growth Portfolio                        Fidelity Management & Research Company


Form 8925

                                   FEE TABLE

             CONTRACTOWNER TRANSACTION EXPENSES                   YEARS        PAYMENT
------------------------------------------------------------  -------------       --
Deferred Sales Load (this "surrender charge" is a percentage
of value withdrawn; the                                            1st            9%
percentage varies with number of years from purchase
  payments to which values relate)                                 2nd            8%
                                                                   3rd            7%
                                                                   4th            6%
                                                                   5th            5%
                                                                   6th            4%
                                                                   7th            2%
                                                                   8th            1%
                                                              9th and later       0%



Exchange (transfer) Fee  $10 (currently no charge for the first 12 transfers each contract year)
Annual Contract Fee      $30 (no fee if contract value exceeds $50,000)



VAA ANNUAL EXPENSES
  (as a percentage of average account value)
Mortality and Expense Risk Fees***                              1.15%
Account Fees and Expenses                                       0.25%
                                                                ----
Total VAA Annual Expenses (without optional added death
  benefits)                                                     1.40%
Optional increasing death benefit                               0.25%
Optional enhanced death benefit                                 0.30%
                                                                ----
Total VAA Annual Expenses with both added death benefits        1.95%


***The Mortality and Expense Risk fees may be changed at any time, but may not be increased to more than 1.15%.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.


If you choose an optional increasing death benefit, we may charge up to 0.25% of the death benefit amount. If you choose the optional enhanced death benefit, we may also charge up to 0.30% (or up to 0.85% if you are now age 71 to 80) of the average account value. See Death Benefit for details.


FUND ANNUAL EXPENSES (as a percentage of the Fund average net assets)

                                                                         TOTAL FUND
                                                                          EXPENSES       TOTAL       TOTAL FUND
                                                                          WITHOUT       WAIVERS       EXPENSES
                                                 MANAGEMENT    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                                    FEES      EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                                 ----------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Firstar Growth & Income                           0.90%       0.49%       1.39%         0.00%         1.39%
  Strategic Income                                  0.80%       0.47%       1.27%         0.00%         1.27%
  Relative Value                                    0.90%       0.16%       1.06%         0.00%         1.06%
  Money Market*                                     0.30%       0.11%       0.41%         0.05%         0.36%
  Equity                                            0.80%       0.12%       0.92%         0.00%         0.92%
  Bond                                              0.60%       0.17%       0.77%         0.00%         0.77%
  Omni                                              0.54%       0.13%       0.67%         0.00%         0.67%
  S&P 500 Index                                     0.38%       0.11%       0.49%         0.00%         0.49%
  International*                                    0.90%       0.36%       1.26%         0.05%         1.21%
  International Small Company                       1.00%       1.06%       2.06%         0.00%         2.06%
  Capital Appreciation                              0.80%       0.15%       0.95%         0.00%         0.95%
  Small Cap                                         0.80%       0.09%       0.89%         0.00%         0.89%
  Aggressive Growth                                 0.80%       0.15%       0.95%         0.00%         0.95%
  Growth & Income                                   0.85%       0.10%       0.95%         0.00%         0.95%
  Capital Growth                                    0.90%       0.19%       1.09%         0.00%         1.09%
  High Income Bond                                  0.75%       0.38%       1.13%         0.00%         1.13%
  Equity Income                                     0.75%       0.53%       1.28%         0.00%         1.28%
  Blue Chip                                         0.90%       0.45%       1.35%         0.00%         1.35%

Form 8925

                                                                         TOTAL FUND
                                                                          EXPENSES       TOTAL       TOTAL FUND
                                                                          WITHOUT       WAIVERS       EXPENSES
                                                 MANAGEMENT    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                                    FEES      EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                                 ----------   --------   ----------   -----------   -------------
  Core Growth                                       0.95%       0.11%       1.06%         0.00%         1.06%
  Nasdaq-100 Index**                                0.75%       0.20%       0.95%         0.00%         0.95%
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                    0.60%       0.64%       1.24%         0.21%         1.03%
  Dow Target 5*                                     0.60%       2.54%       3.14%         2.27%         0.87%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                  0.75%       0.47%       1.22%         0.22%         1.00%
  Goldman Sachs CORE U.S. Equity                    0.70%       0.20%       0.90%         0.00%         0.90%
  Goldman Sachs Capital Growth*                     0.75%       0.94%       1.69%         0.69%         1.00%
  Goldman Sachs Global Income*                      0.90%       1.78%       2.68%         1.53%         1.15%
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth**                                          0.65%       0.27%       0.92%         0.00%         0.92%
  International Growth**                            0.65%       0.36%       1.01%         0.00%         1.01%
  Worldwide Growth**                                0.65%       0.30%       0.95%         0.00%         0.95%
  Balanced**                                        0.65%       0.27%       0.92%         0.00%         0.92%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                        0.60%       1.97%       2.57%         1.42%         1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                        0.75%       6.56%       7.31%         6.06%         1.25%
  Emerging Markets*                                 1.00%       8.59%       9.59%         7.99%         1.60%
MITCHELL HUTCHINS SERIES TRUST:
  Growth & Income                                   0.70%       0.78%       1.48%         0.00%         1.48%
  Tactical Allocation                               0.50%       0.49%       0.99%         0.00%         0.99%
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                  0.85%       0.24%       1.09%         0.00%         1.09%
THE PRUDENTIAL SERIES FUND, INC.:
  Prudential Jennison                               0.60%       0.43%       1.03%         0.00%         1.03%
  20/20 Focus                                       0.75%       0.74%       1.49%         0.00%         1.49%
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                          0.85%       1.14%       1.99%         0.99%         1.00%
  Total Return*                                     0.80%       0.85%       1.65%         0.65%         1.00%
  Investors*                                        0.70%       0.45%       1.15%         0.17%         0.98%
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                         1.00%       0.17%       1.17%         0.02%         1.15%
  Strong Opportunity II                             1.00%       0.14%       1.14%         0.00%         1.14%
  Strong Schafer Value II*                          1.00%       0.57%       1.57%         0.37%         1.20%
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                    0.58%       0.37%       0.95%         0.00%         0.95%
  VIP Mid Cap                                       0.57%       0.68%       1.25%         0.00%         1.25%
  VIP Growth                                        0.58%       0.35%       0.93%         0.00%         0.93%


Form 8925

EXAMPLE -- If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Firstar Growth & Income                                      $110      $152       $198        $324
  Strategic Income                                              109       148        191         312
  Relative Value                                                106       142        180         291
  Money Market*                                                  99       120        143         216
  Equity                                                        105       137        173         276
  Bond                                                          103       133        165         260
  Omni                                                          102       130        160         250
  S&P 500 Index                                                 100       124        150         230
  International*                                                108       147        188         306
  International Small Company                                   117       173        231         389
  Capital Appreciation                                          105       138        175         279
  Small Cap                                                     105       137        171         273
  Aggressive Growth                                             105       138        175         279
  Growth & Income                                               105       138        175         279
  Capital Growth                                                106       143        182         294
  High Income Bond                                              107       144        184         298
  Equity Income                                                 109       149        192         313
  Blue Chip                                                     109       151        195         320
  Core Growth                                                   106       142        180         291
  Nasdaq-100 Index**                                            105       138        175         279
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                                106       141        179         288
  Dow Target 5*                                                 104       136        170         271
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              106       140        177         285
  Goldman Sachs CORE U.S. Equity                                105       137        172         274
  Goldman Sachs Capital Growth*                                 106       140        177         285
  Goldman Sachs Global Income*                                  107       145        185         300
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth**                                                      105       137        173         276
  International Growth**                                        106       140        178         286
  Worldwide Growth**                                            105       138        175         279
  Balanced**                                                    105       137        173         276
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                                    107       145        185         300
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    108       148        190         310
  Emerging Markets*                                             112       159        208         345
MITCHELL HUTCHINS SERIES TRUST:
  Growth & Income                                               111       155        202         333
  Tactical Allocation                                           106       140        177         284
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                              107       143        182         294


Form 8925

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
THE PRUDENTIAL SERIES FUND, INC.:
  Prudential Jennison                                           106       141        179         288
  20/20 Focus                                                   111       155        203         334
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                      115       166        221         369
  Total Return*                                                 106       140        177         285
  Investors*                                                    105       139        176         283
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                     107       145        185         300
  Strong Opportunity II                                         107       144        185         299
  Strong Schafer Value II*                                      108       146        188         305
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                105       138        175         279
  VIP Mid Cap                                                   108       148        190         310
  VIP Growth                                                    105       138        174         277


EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Firstar Growth & Income                                      $ 29      $ 90       $153        $324
  Strategic Income                                               28        86        147         312
  Relative Value                                                 26        80        136         291
  Money Market *                                                 19        58         99         216
  Equity                                                         24        75        129         276
  Bond                                                           23        71        121         260
  Omni                                                           22        67        116         250
  S&P 500 Index                                                  20        62        106         230
  International *                                                27        84        144         306
  International Small Company                                    36       110        187         389
  Capital Appreciation                                           25        76        131         279
  Small Cap                                                      24        74        127         273
  Aggressive Growth                                              25        76        131         279
  Growth & Income                                                25        76        131         279
  Capital Growth                                                 26        81        138         294
  High Income Bond                                               27        82         40         298
  Equity Income                                                  28        87        148         313
  Blue Chip                                                      29        89        151         320
  Core Growth                                                    26        80        136         291
  Nasdaq-100 Index**                                             25        76        131         279
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                                 26        79        135         288
  Dow Target 5*                                                  24        74        126         271
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                               25        78        133         285
  Goldman Sachs CORE U.S. Equity                                 24        75        128         274
  Goldman Sachs Capital Growth*                                  25        78        133         285
  Goldman Sachs Global Income*                                   27        83        141         300


Form 8925

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth**                                                     $ 24      $ 75       $129        $276
  International Growth**                                         25        78        134         286
  Worldwide Growth**                                             25        76        131         279
  Balanced**                                                     24        75        129         276
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                                     27        83        141         300
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                     28        86        146         310
  Emerging Markets*                                              32        96        164         345
MITCHELL HUTCHINS SERIES TRUST:
  Growth & Income                                                30        93        158         333
  Tactical Allocation                                            25        78        133         284
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                               26        81        138         294
THE PRUDENTIAL SERIES FUND, INC.:
  Prudential Jennison                                            26        79        135         288
  20/20 Focus                                                    30        93        158         334
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                       34       104        177         369
  Total Return*                                                  25        78        133         285
  Investors*                                                     25        77        132         283
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                      27        83        141         300
  Strong Opportunity II                                          27        82        140         299
  Strong Schafer Value II*                                       27        84        144         305
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                 25        76        131         279
  VIP Mid Cap                                                    28        86        146         310
  VIP Growth                                                     25        76        130         277


*The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses.

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $ 99      $121       $146        $221
  International                                                 108       148        191         311
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                 108       148        190         309
  Dow Target 5                                                  128       205        283         483
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               108       147        189         307
  Goldman Sachs Capital Growth                                  113       161        213         354
  Goldman Sachs Global Income                                   123       192        262         444


Form 8925

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company                                    $122      $188       $256        $435
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                     170       320        458         754
  Emerging Markets                                              192       377        538         853
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                       116       171        228         382
  Total Return                                                  112       160        211         350
  Investors                                                     107       145        185         300
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      107       145        186         302
  Strong Schafer Value II                                       112       158        207         342


EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $ 19      $ 59       $102        $221
  International                                                  28        86        147         311
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                  28        85        146         309
  Dow Target 5                                                   47       143        239         483
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                                28        85        145         307
  Goldman Sachs Capital Growth                                   32        99        169         354
  Goldman Sachs Global Income                                    43       129        217         444
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company                                      42       126        212         435
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                      89       257        413         754
  Emerging Markets                                              111       313        492         853
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                        36       108        184         382
  Total Return                                                   32        98        167         350
  Investors                                                      27        83        141         300
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                       27        83        142         302
  Strong Schafer Value II                                        31        96        162         342


**The "Other Expenses" (and, accordingly, the Total Fund Expenses) for these Funds are based on estimates.

The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For some funds, the "Other Expenses" include a 12b-1 fee. These fees do not exceed 0.25%. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples

Form 8925
reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer. The examples assume that you pay 0.10% for an optional increasing death benefit plus 0.30% for the optional enhanced death benefit.


FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statement of Additional Information.

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets in excess of $6.6 billion and equity in excess of $750 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.


OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do

Form 8925
not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to

Form 8925
the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of the lesser of (a) the amount you withdraw or surrender or (b) your total purchase payments minus previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:


    YEARS       PAYMENT
    -----       -------
     1st         9%
     2nd         8%
     3rd         7%
     4th         6%
     5th         5%
     6th         4%
     7th         2%
     8th         1%
9th and later    0%

During each contract year, you may make partial withdrawals of not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender of the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Form 8925

TRANSFER FEE


We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We do not charge for your first 12 transfers each contract year.


DEDUCTION FOR STATE PREMIUM TAX


Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are presently 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kentucky and Maine, 2.25% in the District of Columbia, 2.35% in California and 3.5% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in South Dakota and Wyoming, they are presently being deducted from purchase payments.


FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (minus any extra units credited) as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In Georgia, Idaho, Indiana, Nebraska, Nevada, North Carolina, Oklahoma, South Carolina, Utah and Washington, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.

EXTRA CREDIT

We credit (from our general account) an extra amount to your contract each time you make a purchase payment. The extra credit equals 4% of each purchase payment. We allocate your extra credits pro rata to the subaccounts of VAA and to the General Account in the same ratio as the purchase payments.

Extra credits are not part of the amount you will be paid if you use the 10-day free look option. We may not credit extra amounts on purchase payments you make within one year of a free partial withdrawal to the extent those purchase payments are less than the amount you withdrew. Extra credits within one year of death are not included in amounts payable for death benefits. Extra credits within one year of a stepped-up death benefit are not included in the increased death benefit amount. Extra credits within one year of your confinement are not included in amounts we pay under the Nursing Facility Confinement benefit. Extra Credits that we recover if you
  - exercise your 10-day free look option,
  - are paid a death benefit (including stepped-up death benefits), or
  - are paid a Nursing Facility Confinement benefit,

Form 8925
will not exceed the maximum sales load that would apply to a normal surrender on that date.

We do not consider extra credits to be purchase payments or to be "investment in the contract" as described in Federal Tax Status.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the accumulation unit value of each subaccount of VAA at $10 when we credited the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Form 8925

SURRENDER AND PARTIAL WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract or elect a partial withdrawal (at least $500). The surrender charge may then apply. That charge is a percent of the total amount withdrawn. For example, if you request a partial withdrawal of $1,000 during the first two years after the first purchase payment for which there are contract values, and after you have received that year's "free" withdrawal of 10% of the accumulation value, we would pay you $1,000, but the total amount deducted from the contract value would be $1,063.83 (i.e., $1,063.83 x 6% = $63.83). Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a complete surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or partial withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a complete surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less).

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

After annuity payments begin, you may make transfers among Funds only once each calendar quarter. The transfer fee no longer applies then. Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

Form 8925

TELEACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 7:00 p.m. (Eastern time) on days that we are open for business, at 1-800-366-6654, #8. You may only make one telephone transfer per day. We will honor pre-authorized telephone transfer instructions from anyone who provides the personal identifying information requested via TeleAccess. We will not honor telephone transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all telephone transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the TeleAccess request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE TELEACCESS ONCE YOU AUTHORIZE IT.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)


We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other Funds or to the Guaranteed Account. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count as the free transfer you are allowed once each calendar month. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.


DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer contract values from variable Funds to the Guaranteed Account in anticipation of retirement, reducing the risk of making a single transfer during a low market.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

To elect, change or discontinue this option, you must give us written authorization. The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the free transfer you are allowed once each calendar month. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

NURSING FACILITY CONFINEMENT


We will not assess a surrender charge if the annuitant is confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. Extra units credited within one year before your


Form 8925
confinement are not included in amounts we will pay under this benefit. This waiver of the surrender charge may not be available in all states. It only applies when:


- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

OPTIONAL DEATH BENEFIT


In those states where permitted, you may choose an optional death benefit to be paid to your designated beneficiary if the annuitant (and any contingent annuitant) dies before annuity payments begin. (Death benefits are not available on any contract purchased through a bank in Puerto Rico.) The amount of the death benefit will be determined as of the date of the annuitant's death. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. If the death benefit is not claimed within 90 days after the date of death, we will pay the contract value next determined after we receive written notice of the claim instead of any greater death benefit. We do not now charge for this death benefit. However, we may charge an annual premium up to 0.25% of the death benefit amount for contracts issued in the future. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within 90 days after the annuitant's death. If the contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to your Money Market subaccount.


This death benefit will be the greatest of:

- the contract value (minus any extra units credited within one year of death);
  or

- the net of purchase payments less withdrawals; or


- the stepped-up death benefit amount if the contract has been in effect for at least 8 years (or 1 year if you chose the annual stepped-up death benefit).


For the 8-year period beginning on the eighth contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value (minus any extra units credited during the preceding year) as of the eighth anniversary or (ii) the net of purchase payments less withdrawals made on or before the eighth anniversary. At the beginning of each later 8-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of
(i) the contract value (minus any extra units credited during the preceding year) on that date or (ii) the death benefit as of the last day of the preceding 8-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 8-year period after the eighth anniversary.


In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value (minus any extra units credited during the preceding year) exceeds the death benefit for the previous year. There is an additional charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit.



In those states where permitted, you may choose an optional enhanced death benefit at the time the contract is issued. With that option, the following amount will be added to any other amount payable upon the annuitant's death:



-40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments; or



-20% of the lesser of (a) or (b).


Form 8925

If you choose the 40% benefit level, there is an additional charge of 0.30% (or 0.85% if you are age 71 to 80 when the contract is issued). If you choose the 20% benefit level, the charge is 0.15% (or 0.45% for ages 71 to 80 when issued). You may choose the enhanced death benefit in addition to one of the other death benefit options.



The beneficiary for any death proceeds may choose to continue the contract for up to 5 years (or longer if the beneficiary is the deceased annuitant's spouse). The beneficiary will then be the owner and annuitant of the continued contract. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.


GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any partial withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 2.35% of all purchase payments made in the first contract year and 4.1% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment.

Form 8925

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or partial withdrawal until the first of these events occurs.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee (except for option 1(e) below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and partial withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

Form 8925

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.


The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 14) for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.


The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

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TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. On at least 30 days written notice our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.


REPORTS AND CONFIRMATIONS


Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.


We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we will assume they are correct.


SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

                            CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the

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

percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be

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

entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed your exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

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

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employees gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-

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

$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $4,000.

You may make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59 1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59 1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70 1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax-deferred basis. Under certain circumstances, withdrawals from a Roth IRA can be excludable from income. Eligibility for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

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

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201

Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)


ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

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

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $2,000).

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified

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                                       27
distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEPP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA (or SEPP-IRA). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age or 59 1/2 totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Form 8925

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8925

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                         AGE 65                         AGE 70
                      GUARANTEED                     GUARANTEED                     GUARANTEED
                   SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
             ----------------------------   ----------------------------   ----------------------------
                                $2,000                         $2,000                         $2,000
                $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   ------------   -------------   ------------   -------------   ------------
     1        $    925.35     $2,027.45      $    925.35     $2,027.45      $    925.35     $2,027.45
     2           1,878.46      2,055.72         1,878.46      2,055.72         1,878.46      2,055.72
     3           2,870.01      2,083.76         2,870.01      2,083.76         2,870.01      2,083.76
     4           3,901.83      2,111.91         3,901.83      2,111.91         3,901.83      2,111.91
     5           4,975.45      2,140.16         4,975.45      2,104.16         4,975.45      2,140.16
     6           6,102.14      2,166.24         6,102.14      2,166.24         6,102.14      2,166.24
     7           7,276.08      2,194.24         7,276.08      2,194.24         7,276.08      2,194.24
     8           8,497.12      2,222.31         8,497.12      2,222.31         8,497.12      2,222.31
     9           9,757.56      2,253.98         9,757.56      2,253.98         9,757.56      2,253.98
    10          11,055.81      2,286.60        11,055.81      2,286.60        11,055.81      2,286.60
    15          18,155.17      2,464.97        18,155.17      2,464.97        18,155.17      2,464.97
    20          26,385.27      2,671.76        26,385.27      2,671.76        26,385.27      2,671.76
    25          35,926.22      2,911.48        35,926.22      2,911.48        35,926.22      2,911.48
    30          46,986.79      3,189.39        46,986.79      3,189.39        46,986.79      3,189.39
    35          59,809.02      3,511.55        59,809.02      3,511.55        59,809.02      3,511.55
    40          74,673.50      3,885.03        74,673.50      3,885.03        74,673.50      3,885.03
    45          91,905.51      4,318.00        91,905.51      4,318.00        91,905.51      4,318.00
    50         111,882.13      4,819.92       111,882.13      4,819.92       111,882.13      4,819.92
    55         135,040.51      5,401.79       135,040.51      5,401.79       135,040.51      5,401.79
    60         161,887.42      6,076.34       161,887.42      6,076.34       161,887.42      6,076.34
    65                                        193,010.34      6,858.32       193,010.34      6,858.32
    70                                                                       229,090.34      7,764.85

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

Form 8925


        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Loans under Tax-Sheltered Annuities
Financial Statements for VAA and Ohio National Life

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                               February __, 2001

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated February __, 2001. To get a free copy of the prospectus for VAA, write or call us at the above address.




                                Table of Contents

               Custodian . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Independent Certified Public Accountants  . . . . . . . . .   2
               Underwriter . . . . . . . . . . . . . . . . . . . . . . . .   2
               Calculation of Money Market Yield . . . . . . . . . . . . .   3
               Total Return  . . . . . . . . . . . . . . . . . . . . . . .   3
               Loans Under Tax-sheltered Annuities . . . . . . . . . . . .   5
               Financial Statements. . . . . . . . . . . . . . . . . . . .   6










                                   "XTRA VA"

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., Cincinnati, Ohio, under which Firstar holds custody of VAA's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAA at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAA's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
The financial statements of VAA as of December 31, 1999 and for the periods indicated have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing.


UNDERWRITER

We offer the contracts continuously. Before May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, was the principal underwriter of the contracts. Since May 1, 1997, the principal underwriter has been Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONESCO and ONEQ for contracts issued by VAA, and the amounts retained by ONESCO and ONEQ, for each of the last three years have been:


                              ONESCO               ONEQ              ONESCO           ONEQ
                             Aggregate           Aggregate          Retained        Retained
Year                        Commissions         Commissions        Commissions     Commissions
----                        -----------         -----------        -----------     -----------
1999                            None             $14,608,378           None        $2,619,496
1998                            None               6,658,441           None           827,720
1997                       $   903,146             2,997,646       $   89,572         297,299

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 1999, was 4.32%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7. The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                 P(1 + T)n = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (May 1, 1998). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.15%. This is based upon an average contract value of $20,000. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher value and greater than that for contracts having a lower value.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 1999 (assuming surrender of the contract then) are as follows:


                                                                                                              Fund
                                         One          Five         Ten           From Fund       Returns    Inception
                                         Year         Years        Years         Inception       in VAA*      Date
                                         ----         -----        -----         ---------       -------      ----
Ohio National Fund:
 Money Market                             3.57%        3.86%       3.53%           5.61%          5.61%      03-20-80
 Equity                                  18.21%       16.03%      10.80%           9.64%          9.64%      01/14/71
 Bond                                    (0.81%)       5.87%       5.63%           6.51%          6.51%      11-02-82
 Omni                                     9.82%       12.72%       9.56%           9.96%          9.96%      09-10-84
 S & P 500 Index                         23.89%         N/A         N/A           27.37%         27.37%      01-03-97

                                                                                                                  Fund
                                         One          Five         Ten           From Fund      Returns         Inception
                                         Year         Years        Years         Inception      in VAA*           Date
                                         ----         -----        -----         ---------      -------           ----
 International                           65.09%       16.28%        N/A            16.73%        16.73%          04-30-93
 International Small Company            105.64%         N/A         N/A            23.77%        23.77%          03-31-95
 Capital Appreciation                     4.99%       11.45%        N/A            10.69%        10.69%          05-01-94
 Small Cap                              103.71%       29.34%        N/A            26.59%        26.59%          05-01-94
 Aggressive Growth                        4.30%         N/A         N/A             9.55%         9.55%          03-31-95
 Growth & Income                         60.01%         N/A         N/A            31.60%        31.60%          01-03-97
 Capital Growth                         198.20%         N/A         N/A           104.05%       104.05%          05-01-98
 High Income Bond                         0.54%         N/A         N/A            (0.38%)       (0.38%)         05-01-98
 Equity Income                           16.94%         N/A         N/A            13.81%        13.81%          05-01-98
 Blue Chip                                4.40%         N/A         N/A             3.66%         3.66%          05-01-98
 Strategic Income                        (6.03%)        N/A         N/A            (0.65%)       (0.65%)         01-03-97
 Relative Value                           6.05%         N/A         N/A            16.97%        16.97%          01-03-97
 Firstar Growth & Income                  0.46%         N/A         N/A             3.37%         3.37%          01-03-97
Goldman Sachs Variable:
  G.S. Growth and Income                  3.96%         N/A         N/A             4.07%        (4.96%)         01-02-98
  G.S. Core U.S. Equity                  22.59%         N/A         N/A            19.14%        14.45%          01-02-98
  G.S. Capital Growth                    25.38%         N/A         N/A            22.80%        23.21%          01-02-98
  G.S. Global Income                     (2.38%)        N/A         N/A             2.16%         1.93%          01-02-98
Janus Aspen Series:
  Growth                                 42.00%       28.09%        N/A            22.57%        35.11%          09-13-93
  International Growth                   79.77%       31.41%        N/A            26.77%        41.67%          05-02-94
  Worldwide Growth                       62.18%       31.76%        N/A            27.93%        38.20%          09-13-93
  Balanced                               25.01%       22.96%        N/A            18.96%        25.51%          09-13-93
J.P. Morgan Series Trust II:
  Small Company                          42.40%         N/A         N/A            19.99%        11.81%          01-03-95
Lazard Retirement Series:
  Small Cap                               3.39%         N/A         N/A            (1.38%)        2.32%          11-04-97
  Emerging Markets                       47.17%         N/A         N/A              2.84%       40.06%          11-04-97
Mitchell Hutchins Series Trust:
  Strategic Income                        1.73%         N/A         N/A             2.37%        (0.40%)         09/28/98
  Growth & Income                        17.07%       20.65%        N/A            10.99%        10.60%          01/02/92
  Tactical Allocation                    17.50%         N/A         N/A            34.88%         9.75%          09/28/98
  Small Cap                               9.86%         N/A         N/A            27.77%        16.67%          09/28/98
Prudential Series Fund:
  Prudential Jennison                    35.52%         N/A         N/A            25.54%          N/A           04/30/95
  20/20 Focus                              N/A          N/A         N/A              N/A           N/A           05/01/99
Salomon Brothers Variable:
  Capital                                20.40%         N/A         N/A            20.02%        16.43%          01-02-98
  Total Return                           (0.61%)        N/A         N/A             2.09%        (0.34%)         01-02-98
  Investors                              10.11%         N/A         N/A            10.41%         6.88%          01-02-98
Strong Variable Insurance:
  Mid Cap Growth II                      87.26%         N/A         N/A            44.22%        59.49%          12-31-96
  Opportunity II                         33.05%       21.41%        N/A            18.67%       (15.61%)         05-08-92
  Schafer Value II                       (4.21%)        N/A         N/A            (2.07%)       (6.22%)         10-10-97

* The "Returns in VAA" are the standardized total returns from the time these Funds were added to VAA through December 31, 1998. The Goldman Sachs Variable, Janus Aspen Series, J.P. Morgan Series Trust II, Morgan Stanley Dean Witter Universal, Salomon Brothers Variable and Strong Variable Insurance Funds were added to VAA May 1, 1998. The Lazard Retirement Series Funds were added to VAA May 1, 1999. The Mitchell Hutchins Series Trust was added to VAA July 1, 1999. The Prudential Series Fund was added January 3, 2000.

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 1999

                                                                            MONEY
                                                             EQUITY        MARKET         BOND          OMNI       INTERNATIONAL
                                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                          ------------   -----------   -----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $149,442,731   $33,652,464   $11,170,875   $79,740,845   $ 58,005,163
                                                          ============   ===========   ===========   ===========   ============
Contract owners' equity
  Contracts in accumulation period (note 3).............  $148,477,649   $33,546,854   $10,831,854   $79,597,729   $ 58,001,922
  Annuity reserves for contract in payment period.......       965,082       105,610       339,021       143,116          3,241
                                                          ------------   -----------   -----------   -----------   ------------
Total contract owners' equity...........................  $149,442,731   $33,652,464   $11,170,875   $79,740,845   $ 58,005,163
                                                          ============   ===========   ===========   ===========   ============

                                                            CAPITAL
                                                          APPRECIATION     SMALL CAP
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   -------------
Assets -- Investments at market value (note 2)..........  $26,353,886     $58,427,116
                                                          ===========     ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $26,314,978     $58,427,116
  Annuity reserves for contract in payment period.......       38,908               0
                                                          -----------     -----------
Total contract owners' equity...........................  $26,353,886     $58,427,116
                                                          ===========     ===========

                                                          INTERNATIONAL
                                                              SMALL       AGGRESSIVE       CORE        GROWTH &        S&P 500
                                                             COMPANY        GROWTH        GROWTH        INCOME          INDEX
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                          -------------   -----------   -----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $ 12,018,104    $ 6,352,824   $ 9,625,081   $49,157,402   $101,435,703
                                                          ============    ===========   ===========   ===========   ============
Contract owners' equity
  Contracts in accumulation period (note 3).............  $ 12,018,104    $ 6,352,824   $ 9,625,081   $49,110,694   $101,427,640
  Annuity reserves for contract in payment period.......             0              0             0        46,708          8,063
                                                          ------------    -----------   -----------   -----------   ------------
Total contract owners' equity...........................  $ 12,018,104    $ 6,352,824   $ 9,625,081   $49,157,402   $101,435,703
                                                          ============    ===========   ===========   ===========   ============


                                                             SOCIAL        STRATEGIC
                                                           AWARENESS        INCOME
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   -------------
Assets -- Investments at market value (note 2)..........  $ 1,296,269     $ 1,247,783
                                                          ===========     ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $ 1,296,269     $ 1,247,783
  Annuity reserves for contract in payment period.......            0               0
                                                          -----------     -----------
Total contract owners' equity...........................  $ 1,296,269     $ 1,247,783
                                                          ===========     ===========

                                                            FIRSTAR
                                                            GROWTH &      RELATIVE                      EQUITY       HIGH INCOME
                                                             INCOME         VALUE       BLUE CHIP       INCOME          BOND
                                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   -----------   -----------   ------------   -------------
Assets -- Investments at market value (note 2)..........  $  1,211,235   $11,880,270   $ 2,817,745   $  2,066,378    $ 2,552,152
                                                          ============   ===========   ===========   ============    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $  1,211,235   $11,880,270   $ 2,817,745   $  2,066,378    $ 2,552,152
                                                          ============   ===========   ===========   ============    ===========


                                                            CAPITAL      DOW TARGET 10
                                                             GROWTH         JANUARY
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   -------------
Assets -- Investments at market value (note 2)..........  $15,537,426     $   351,081
                                                          ===========     ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $15,537,426     $   351,081
                                                          ===========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 1999

                                                          DOW TARGET 10   DOW TARGET 10   DOW TARGET 10   DOW TARGET 10
                                                            FEBRUARY          MARCH           APRIL            MAY
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          -------------   -------------   -------------   -------------
Assets -- Investments at market value (note 2)..........   $1,160,641      $1,015,921      $ 1,255,607     $  716,463
                                                           ==========      ==========      ===========     ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $1,160,641      $1,015,921      $ 1,255,607     $  716,463
                                                           ==========      ==========      ===========     ==========

                                                          DOW TARGET 10   DOW TARGET 10   DOW TARGET 10
                                                              JUNE            JULY           AUGUST
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          -------------   -------------   -------------
Assets -- Investments at market value (note 2)..........   $1,156,960       $989,093       $  804,346
                                                           ==========       ========       ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $1,156,960       $989,093       $  804,346
                                                           ==========       ========       ==========

                                                          DOW TARGET 10   DOW TARGET 10   DOW TARGET 10   DOW TARGET 10
                                                            SEPTEMBER        OCTOBER        NOVEMBER        DECEMBER
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          -------------   -------------   -------------   -------------
Assets -- Investments at market value (note 2)..........   $1,466,806      $1,395,173      $ 1,326,480     $1,260,635
                                                           ==========      ==========      ===========     ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $1,466,806      $1,395,173      $ 1,326,480     $1,260,635
                                                           ==========      ==========      ===========     ==========

                                                          DOW TARGET 5    DOW TARGET 5    DOW TARGET 5
                                                            SEPTEMBER        OCTOBER        NOVEMBER
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          -------------   -------------   -------------
Assets -- Investments at market value (note 2)..........   $   80,810       $185,160       $  103,570
                                                           ==========       ========       ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $   80,810       $185,160       $  103,570
                                                           ==========       ========       ==========

                                                                                      FIDELITY INVESTMENTS
                                                                          ---------------------------------------------
                                                          DOW TARGET 5         VIP         VIP EQUITY       VIP HIGH
                                                            DECEMBER         GROWTH          INCOME        INCOME BOND
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          -------------   -------------   -------------   -------------
Assets -- Investments at market value (note 2)..........   $  106,179      $11,693,784     $ 7,782,417     $2,659,367
                                                           ==========      ===========     ===========     ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $  106,179      $11,693,874     $ 7,782,417     $2,659,367
                                                           ==========      ===========     ===========     ==========

                                                                            JP MORGAN
                                                                            TRUST II
                                                                          -------------
                                                                            SMALL CO.
                                                                           SUBACCOUNT
                                                                          -------------
Assets -- Investments at market value (note 2)..........                   $2,648,148
                                                                           ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............                   $2,648,148
                                                                           ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 1999

                                                                            JANUS ASPEN SERIES
                                                          -------------------------------------------------------
                                                                        INTERNATIONAL    WORLDWIDE
                                                            GROWTH         GROWTH         GROWTH       BALANCED
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                          -----------   -------------   -----------   -----------
Assets -- Investments at market value (note 2)..........  $45,864,481    $7,924,891     $33,556,812   $40,498,569
                                                          ===========    ==========     ===========   ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $45,864,481    $7,924,891     $33,556,812   $40,498,569
                                                          ===========    ==========     ===========   ===========

                                                            SALOMON BROTHERS VARIABLE SERIES
                                                          ------------------------------------
                                                                         TOTAL
                                                           CAPITAL       RETURN     INVESTORS
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........  $1,109,850   $1,423,486    $451,956
                                                          ==========   ==========    ========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $1,109,850   $1,423,486    $451,956
                                                          ==========   ==========    ========

                                                                  STRONG VARIABLE FUNDS
                                                          --------------------------------------
                                                          OPPORTUNITY    SCHAFER       MID-CAP
                                                              II         VALUE II     GROWTH II
                                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                          -----------   ----------   -----------
Assets -- Investments at market value (note 2)..........  $ 2,919,327   $  525,492   $15,331,648
                                                          ===========   ==========   ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $ 2,919,327   $  525,492   $15,331,648
                                                          ===========   ==========   ===========

                                                                    MORGAN STANLEY UNIVERSAL FUNDS
                                                          --------------------------------------------------
                                                             FIXED       US REAL                   EMERGING
                                                            INCOME        ESTATE       VALUE      MKT. DEBT
                                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          -----------   ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........  $ 4,183,630   $  442,809   $  904,003    $180,025
                                                          ===========   ==========   ==========    ========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $ 4,183,630   $  442,809   $  904,003    $180,025
                                                          ===========   ==========   ==========    ========

                                                                             GOLDMAN SACHS
                                                          ----------------------------------------------------
                                                          VIT GROWTH     VIT CORE    VIT GLOBAL    VIT CAPITAL
                                                           & INCOME     US EQUITY      INCOME        GROWTH
                                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          -----------   ----------   -----------   -----------
Assets -- Investments at market value (note 2)..........  $ 2,770,444   $4,821,135   $   762,833   $ 4,464,479
                                                          ===========   ==========   ===========   ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $ 2,770,444   $4,821,135   $   762,833   $ 4,464,479
                                                          ===========   ==========   ===========   ===========

                                                             LAZARD RETIREMENT
                                                          -----------------------
                                                           EMERGING      SMALL
                                                            MARKET        CAP
                                                          SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------
Assets -- Investments at market value (note 2)..........  $1,790,855   $  136,940
                                                          ==========   ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $1,790,855   $  136,940
                                                          ==========   ==========

                                                                 SERIES TRUST PAINEWEBBER MUTUAL FUNDS
                                                          ----------------------------------------------------
                                                           STRATEGIC     GROWTH &     TACTICAL
                                                            INCOME        INCOME     ALLOCATION     SMALL CAP
                                                            CLASS I      CLASS I       CLASS I       CLASS I
                                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          -----------   ----------   -----------   -----------
Assets -- Investments at market value (note 2)..........  $   125,906   $  609,888   $ 2,169,417   $   128,789
                                                          ===========   ==========   ===========   ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $   125,906   $  609,888   $ 2,169,417   $   128,789
                                                          ===========   ==========   ===========   ===========


Assets -- Investments at market value (note 2)..........
Contract owners' equity
  Contracts in accumulation period (note 3).............

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                                    EQUITY                      MONEY MARKET                     BOND
                                                  SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                          ---------------------------    --------------------------    -------------------------
                                              1999           1998           1999           1998           1999           1998
                                          ------------    -----------    -----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends..................  $    367,500    $ 1,441,507    $ 1,207,425    $   500,680    $   724,583    $  525,455
  Risk & administrative expense (note
     4).................................    (1,324,284)    (1,251,708)      (292,179)      (110,522)      (183,260)      (87,915)
                                          ------------    -----------    -----------    -----------    -----------    ----------
       Net investment activity..........      (956,784)       189,799        915,246        390,158        541,323       437,540
                                          ------------    -----------    -----------    -----------    -----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...........    57,345,763      2,181,204              0              0              0             0
     Realized gain (loss)...............     5,346,789      2,970,607        (26,060)       (14,941)       (59,863)       17,380
     Unrealized gain (loss).............   (40,259,498)      (363,011)             0              0       (608,925)     (152,308)
                                          ------------    -----------    -----------    -----------    -----------    ----------
       Net gain (loss) on investments...    22,433,054      4,788,800        (26,060)       (14,941)      (668,788)     (134,928)
                                          ------------    -----------    -----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations..................  $ 21,476,270    $ 4,978,599    $   889,186    $   375,217    $  (127,465)   $  302,612
                                          ============    ===========    ===========    ===========    ===========    ==========
                                                    OMNI
                                                 SUBACCOUNT
                                          ------------------------
                                             1999          1998
                                          ----------    ----------
Investment activity:
  Reinvested dividends..................  $1,760,615    $2,270,073
  Risk & administrative expense (note
     4).................................    (909,948)     (912,754)
                                          ----------    ----------
       Net investment activity..........     850,667     1,357,319
                                          ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...........   2,739,976        13,227
     Realized gain (loss)...............   3,764,411     1,000,905
     Unrealized gain (loss).............     348,570        (7,903)
                                          ----------    ----------
       Net gain (loss) on investments...   6,852,957     1,006,229
                                          ----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations..................  $7,703,624    $2,363,548
                                          ==========    ==========

                                                 INTERNATIONAL              CAPITAL APPRECIATION               SMALL CAP
                                                  SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                          ---------------------------    --------------------------    -------------------------
                                              1999           1998           1999           1998           1999           1998
                                          ------------    -----------    -----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends..................  $          0    $ 2,090,475    $   812,415    $   579,186    $         0    $        0
  Risk & administrative expense (note
     4).................................      (452,341)      (577,205)      (303,792)      (246,166)      (389,759)     (232,830)
                                          ------------    -----------    -----------    -----------    -----------    ----------
       Net investment activity..........      (452,341)     1,513,270        508,623        333,020       (389,759)     (232,830)
                                          ------------    -----------    -----------    -----------    -----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...........             0      2,018,195      2,454,070      1,968,462     14,914,361           339
     Realized gain (loss)...............      (385,838)      (317,892)        87,464        115,918      1,152,116        78,725
     Unrealized gain (loss).............    23,896,749     (1,590,338)    (1,676,010)    (1,450,953)    13,526,439     2,368,444
                                          ------------    -----------    -----------    -----------    -----------    ----------
       Net gain (loss) on investments...    23,510,911        109,965        865,524        633,427     29,592,916     2,447,508
                                          ------------    -----------    -----------    -----------    -----------    ----------
          Net increase in contract
            owners' equity from
            operations..................  $ 23,058,570    $ 1,623,235    $ 1,374,147    $   966,447    $29,203,157    $2,214,678
                                          ============    ===========    ===========    ===========    ===========    ==========
                                               INTERNATIONAL
                                               SMALL COMPANY
                                                 SUBACCOUNT
                                          ------------------------
                                             1999          1998
                                          ----------    ----------
Investment activity:
  Reinvested dividends..................  $        0    $  161,217
  Risk & administrative expense (note
     4).................................     (75,308)      (61,043)
                                          ----------    ----------
       Net investment activity..........     (75,308)      100,174
                                          ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...........   1,140,089       475,985
     Realized gain (loss)...............      73,689         3,742
     Unrealized gain (loss).............   4,691,729      (490,547)
                                          ----------    ----------
       Net gain (loss) on investments...   5,905,507       (10,820)
                                          ----------    ----------
          Net increase in contract
            owners' equity from
            operations..................  $5,830,199    $   89,354
                                          ==========    ==========

    The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                                  AGGRESSIVE GROWTH            CORE GROWTH              GROWTH & INCOME
                                                      SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                                ----------------------    ----------------------    ------------------------
                                                  1999         1998          1999         1998         1999          1998
                                                ---------    ---------    ----------    --------    -----------    ---------
Investment activity:
  Reinvested dividends........................  $       0    $       0    $        0    $      0    $    64,837    $ 153,872
  Risk & administrative expense (note 4)......    (70,010)     (65,184)      (57,096)    (36,181)      (340,466)    (157,261)
                                                ---------    ---------    ----------    --------    -----------    ---------
       Net investment activity................    (70,010)     (65,184)      (57,096)    (36,181)      (275,629)      (3,389)
                                                ---------    ---------    ----------    --------    -----------    ---------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0      457,472     2,012,148           0      7,053,581            0
     Realized gain (loss).....................   (107,513)       9,963       199,621      50,716        214,196       20,399
     Unrealized gain (loss)...................    384,427      (56,102)    2,402,419     286,587     10,001,873      628,348
                                                ---------    ---------    ----------    --------    -----------    ---------
       Net gain on investments................    276,914      411,333     4,614,188     337,303     17,269,650      648,747
                                                ---------    ---------    ----------    --------    -----------    ---------
          Net increase in contract owners'
            equity from operations............  $ 206,904    $ 346,149    $4,557,092    $301,122    $16,994,021    $ 645,358
                                                =========    =========    ==========    ========    ===========    =========

                                                      S&P 500 INDEX
                                                       SUBACCOUNT
                                                -------------------------
                                                   1999           1998
                                                -----------    ----------
Investment activity:
  Reinvested dividends........................  $ 1,876,213    $  562,393
  Risk & administrative expense (note 4)......     (836,727)     (218,142)
                                                -----------    ----------
       Net investment activity................    1,039,486       344,251
                                                -----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................    7,391,106     1,546,971
     Realized gain (loss).....................      526,448        67,888
     Unrealized gain (loss)...................    7,917,365     3,394,871
                                                -----------    ----------
       Net gain on investments................   15,834,919     5,009,730
                                                -----------    ----------
          Net increase in contract owners'
            equity from operations............  $16,874,405    $5,353,981
                                                ===========    ==========

                                                   SOCIAL AWARENESS          STRATEGIC INCOME       FIRSTAR GROWTH & INCOME
                                                      SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                                ----------------------    ----------------------    ------------------------
                                                  1999         1998          1999         1998         1999          1998
                                                ---------    ---------    ----------    --------    -----------    ---------
Investment activity:
  Reinvested dividends........................  $   6,362    $  10,934    $  101,675    $120,659    $    14,876    $  40,131
  Risk & administrative expense (note 4)......    (16,419)     (21,454)      (21,226)    (22,771)       (16,856)     (15,173)
                                                ---------    ---------    ----------    --------    -----------    ---------
       Net investment activity................    (10,057)     (10,520)       80,449      97,888         (1,980)      24,958
                                                ---------    ---------    ----------    --------    -----------    ---------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0            0             0         479              0        5,463
     Realized gain (loss).....................   (356,428)    (123,673)      (81,875)    (10,862)        (5,429)      (4,370)
     Unrealized gain (loss)...................    524,015     (592,163)      (91,767)   (138,208)        14,492      (23,571)
                                                ---------    ---------    ----------    --------    -----------    ---------
       Net gain (loss) on investments.........    167,587     (715,836)     (173,642)   (148,591)         9,063      (22,478)
                                                ---------    ---------    ----------    --------    -----------    ---------
          Net (decrease) increase in contract
            owners' equity from operations....  $ 157,530    $(726,356)   $  (93,193)   $(50,703)   $     7,083    $   2,480
                                                =========    =========    ==========    ========    ===========    =========

                                                     RELATIVE VALUE
                                                       SUBACCOUNT
                                                -------------------------
                                                   1999           1998
                                                -----------    ----------
Investment activity:
  Reinvested dividends........................  $    92,781    $   82,693
  Risk & administrative expense (note 4)......     (153,761)      (95,392)
                                                -----------    ----------
       Net investment activity................      (60,980)      (12,699)
                                                -----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................            0        91,524
     Realized gain (loss).....................      241,198        66,563
     Unrealized gain (loss)...................      434,077     1,016,582
                                                -----------    ----------
       Net gain (loss) on investments.........      675,275     1,174,669
                                                -----------    ----------
          Net (decrease) increase in contract
            owners' equity from operations....  $   614,295    $1,161,970
                                                ===========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                                       BLUE CHIP                 EQUITY INCOME              HIGH INCOME BOND
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------    ------------------------
                                                   1999        1998(a)         1999        1998(a)         1999        1998(a)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................   $  9,165      $  1,184      $ 10,011       $  614       $103,449      $ 8,343
  Risk & administrative expense (note 4)......    (20,719)       (2,525)      (11,030)        (220)       (18,210)        (838)
                                                 --------      --------      --------       ------       --------      -------
       Net investment activity................    (11,554)       (1,341)       (1,019)         394         85,239        7,505
                                                 --------      --------      --------       ------       --------      -------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................     31,583             0             0            0              0          775
     Realized gain (loss).....................     46,166           532         4,306          215        (21,329)         378
     Unrealized gain (loss)...................    (21,821)       48,463       158,259        6,457        (67,091)      (3,712)
                                                 --------      --------      --------       ------       --------      -------
       Net gain (loss) on investments.........     55,928        48,995       162,565        6,672        (88,420)      (2,559)
                                                 --------      --------      --------       ------       --------      -------
          Net (decrease) increase in contract
            owners' equity from operations....   $ 44,374      $ 47,654      $161,546       $7,066       $ (3,181)     $ 4,946
                                                 ========      ========      ========       ======       ========      =======

                                                     CAPITAL GROWTH
                                                       SUBACCOUNT
                                                ------------------------
                                                   1999        1998(a)
                                                ----------    ----------
Investment activity:
  Reinvested dividends........................  $        0    $       0
  Risk & administrative expense (note 4)......     (48,317)        (294)
                                                ----------    ---------
       Net investment activity................     (48,317)        (294)
                                                ----------    ---------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................   1,716,266            0
     Realized gain (loss).....................     957,003       (1,432)
     Unrealized gain (loss)...................   2,785,132       30,958
                                                ----------    ---------
       Net gain (loss) on investments.........   5,458,401       29,526
                                                ----------    ---------
          Net (decrease) increase in contract
            owners' equity from operations....  $5,410,084    $  29,232
                                                ==========    =========

                                                                                DOW TARGET 10
                                              ----------------------------------------------------------------------------------
                                                JANUARY        FEBRUARY       MARCH         APRIL          MAY           JUNE
                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                              ------------    ----------    ----------    ----------    ----------    ----------
                                                1999(b)        1998(b)       1999(b)       1998(b)       1999(b)       1998(b)
                                              ------------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends......................  $      6,866     $ 18,796      $ 12,528     $  19,069     $   8,029     $  11,504
  Risk & administrative expense (note 4)....        (3,651)     (14,891)      (12,396)      (15,328)       (6,672)       (8,946)
                                              ------------     --------      --------     ---------     ---------     ---------
       Net investment activity..............         3,215        3,905           132         3,741         1,357         2,558
                                              ------------     --------      --------     ---------     ---------     ---------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...............         2,452       28,815        36,126        17,860             0             0
     Realized gain (loss)...................        10,503       16,546        16,884       (43,006)      (19,470)       (7,729)
     Unrealized gain (loss).................        (8,237)      10,023       (80,401)     (132,892)     (126,311)     (151,575)
                                              ------------     --------      --------     ---------     ---------     ---------
       Net gain (loss) on investments.......         4,718       55,384       (27,391)     (158,038)     (145,781)     (159,304)
                                              ------------     --------      --------     ---------     ---------     ---------
          Net (decrease) increase in
            contract owners' equity from
            operations......................  $      7,933     $ 59,289      $(27,259)    $(154,297)    $(144,424)    $(156,746)
                                              ============     ========      ========     =========     =========     =========

                                                   DOW TARGET 10
                                              ------------------------
                                                 JULY         AUGUST
                                              SUBACCOUNT    SUBACCOUNT
                                              ----------    ----------
                                               1999(b)       1998(b)
                                              ----------    ----------
Investment activity:
  Reinvested dividends......................  $   10,380    $   8,259
  Risk & administrative expense (note 4)....      (6,227)      (4,268)
                                              ----------    ---------
       Net investment activity..............       4,153        3,991
                                              ----------    ---------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...............           0            0
     Realized gain (loss)...................     (12,827)     (17,755)
     Unrealized gain (loss).................    (123,094)    (114,144)
                                              ----------    ---------
       Net gain (loss) on investments.......    (135,921)    (131,899)
                                              ----------    ---------
          Net (decrease) increase in
            contract owners' equity from
            operations......................  $ (131,768)   $(127,908)
                                              ==========    =========

---------------

(a) Period from May 1, 1998 date of commencement of operations.

(b) See Note 7.                                                      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                                             DOW TARGET 10 (CONTINUED)                        DOW TARGET 5
                                                ----------------------------------------------------    ------------------------
                                                SEPTEMBER      OCTOBER       NOVEMBER      DECEMBER     SEPTEMBER      OCTOBER
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                                 1999(b)       1999(b)       1999(b)       1999(b)       1999(b)       1999(b)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................  $   9,145     $   9,194      $  4,173      $   832      $      670    $    1,297
  Risk & administrative expense (note 4)......     (4,787)       (3,484)       (1,791)        (589)           (281)         (580)
                                                ---------     ---------      --------      -------      ----------    ----------
       Net investment activity................      4,358         5,710         2,382          243             389           717
                                                ---------     ---------      --------      -------      ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0             0             0            0               0             0
     Realized gain (loss).....................     (8,391)        1,458           490       (1,437)         (6,411)       (1,590)
     Unrealized gain (loss)...................   (130,265)      (78,580)       (6,279)       9,617         (15,253)      (30,000)
                                                ---------     ---------      --------      -------      ----------    ----------
       Net gain (loss) on investments.........   (138,656)      (77,122)       (5,789)       8,180         (21,664)      (31,590)
                                                ---------     ---------      --------      -------      ----------    ----------
          Net (decrease) increase in contract
            owners' equity from operations....  $(134,298)    $ (71,412)     $ (3,407)     $ 8,423      $  (21,275)   $  (30,873)
                                                =========     =========      ========      =======      ==========    ==========
                                                      DOW TARGET 5
                                                ------------------------
                                                 NOVEMBER      DECEMBER
                                                SUBACCOUNT    SUBACCOUNT
                                                ----------    ----------
                                                 1999(b)       1999(b)
                                                ----------    ----------
Investment activity:
  Reinvested dividends........................   $    437      $    202
  Risk & administrative expense (note 4)......       (191)          (49)
                                                 --------      --------
       Net investment activity................        246           153
                                                 --------      --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0             0
     Realized gain (loss).....................        326          (142)
     Unrealized gain (loss)...................     (1,347)          194
                                                 --------      --------
       Net gain (loss) on investments.........     (1,021)           52
                                                 --------      --------
          Net (decrease) increase in contract
            owners' equity from operations....   $   (775)     $    205
                                                 ========      ========

                                                                  MONTGOMERY ASSET                        FIDELITY INVESTMENTS
                                                ----------------------------------------------------    ------------------------
                                                    EMERGING MARKET          SMALL CAP OPPORTUNITY             VIP GROWTH
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------    ------------------------
                                                   1999          1998          1999        1998(a)         1999          1998
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................  $       0     $   1,515      $      0      $     0      $    9,480    $    6,464
  Risk & administrative expense (note 4)......    (10,872)      (10,644)       (1,053)        (204)       (107,075)      (36,874)
                                                ---------     ---------      --------      -------      ----------    ----------
       Net investment activity................    (10,872)       (9,129)       (1,053)        (204)        (97,595)      (30,410)
                                                ---------     ---------      --------      -------      ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0             0             0            0         596,051       169,084
     Realized gain (loss).....................   (172,773)     (105,907)        5,705        2,069         216,905        32,996
     Unrealized gain (loss)...................    359,922      (288,678)      (10,248)      10,248       2,075,658       805,443
                                                ---------     ---------      --------      -------      ----------    ----------
       Net gain (loss) on investments.........    187,149      (394,585)       (4,543)      12,317       2,888,614     1,007,523
                                                ---------     ---------      --------      -------      ----------    ----------
          Net (decrease) increase in contract
            owners' equity from operations....  $ 176,277     $(403,714)     $ (5,596)     $12,113      $2,791,019    $  977,113
                                                =========     =========      ========      =======      ==========    ==========
                                                  FIDELITY INVESTMENTS
                                                ------------------------
                                                   VIP EQUITY INCOME
                                                       SUBACCOUNT
                                                ------------------------
                                                   1999          1998
                                                ----------    ----------
Investment activity:
  Reinvested dividends........................   $ 87,245      $ 26,915
  Risk & administrative expense (note 4)......    (95,378)      (47,574)
                                                 --------      --------
       Net investment activity................     (8,133)      (20,659)
                                                 --------      --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................    192,859        95,785
     Realized gain (loss).....................     57,650        15,254
     Unrealized gain (loss)...................    (35,430)      217,112
                                                 --------      --------
       Net gain (loss) on investments.........    215,079       328,151
                                                 --------      --------
          Net (decrease) increase in contract
            owners' equity from operations....   $206,946      $307,492
                                                 ========      ========

---------------
(a) Period from May 1, 1998 date of commencement of operations.
(b) See Note 7.                                                      (continued)

    The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                                   FIDELITY INVESTMENTS (CONT.)       JP MORGAN TRUST II
                                                   -----------------------------    ----------------------
                                                       VIP HIGH INCOME BOND             SMALL COMPANY
                                                            SUBACCOUNT                    SUBACCOUNT
                                                   -----------------------------    ----------------------
                                                       1999             1998           1999       1998(a)
                                                   -------------    ------------    ----------    --------
Investment activity:
  Reinvested dividends...........................   $  282,297       $ 104,824      $    1,039    $    714
  Risk & administrative expense (note 4).........      (43,888)        (28,705)        (18,307)     (1,554)
                                                    ----------       ---------      ----------    --------
       Net investment activity...................      238,409          76,119         (17,268)       (840)
                                                    ----------       ---------      ----------    --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains....................       10,553          66,607          52,780      11,588
     Realized gain (loss)........................     (143,416)        (22,981)         44,699        (689)
     Unrealized gain (loss)......................       86,432        (301,337)        682,935      37,863
                                                    ----------       ---------      ----------    --------
       Net gain (loss) on investments............      (46,431)       (257,711)        780,414      48,762
                                                    ----------       ---------      ----------    --------
          Net (decrease) increase in contract
            owners' equity from operations.......   $  191,978       $(181,592)     $  763,146    $ 47,922
                                                    ==========       =========      ==========    ========

                                                                 JANUS ASPEN SERIES
                                                   -----------------------------------------------
                                                           GROWTH            INTERNATIONAL GROWTH
                                                         SUBACCOUNT               SUBACCOUNT
                                                   ----------------------    ---------------------
                                                      1999       1998(a)        1999       1998(a)
                                                   ----------    --------    ----------    -------
Investment activity:
  Reinvested dividends...........................  $   54,963    $  1,115    $    2,289    $ 1,286
  Risk & administrative expense (note 4).........    (210,236)     (3,888)      (29,968)      (728)
                                                   ----------    --------    ----------    -------
       Net investment activity...................    (155,273)     (2,773)      (27,679)       558
                                                   ----------    --------    ----------    -------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains....................      72,776         139             0         38
     Realized gain (loss)........................     909,173      46,760     2,562,214     14,859
     Unrealized gain (loss)......................   7,169,844     319,539       415,113        139
                                                   ----------    --------    ----------    -------
       Net gain (loss) on investments............   8,151,793     366,438     2,977,327     15,036
                                                   ----------    --------    ----------    -------
          Net (decrease) increase in contract
            owners' equity from operations.......  $7,996,520    $363,665    $2,949,648    $15,594
                                                   ==========    ========    ==========    =======

                                      JANUS ASPEN SERIES (CONTINUED)                       SALOMON VARIABLE FUND SERIES
                             -------------------------------------------------    -----------------------------------------------
                                WORLDWIDE GROWTH               BALANCED                  CAPITAL                TOTAL RETURN
                                   SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                             -----------------------    ----------------------    ----------------------    ---------------------
                                1999        1998(a)        1999       1998(a)        1999       1998(a)        1999       1998(a)
                             ----------    ---------    ----------    --------    ----------    --------    ----------    -------
Investment activity:
  Reinvested dividends.....  $   20,230    $   9,702    $  620,194    $ 48,910    $    5,231    $  1,801    $   36,491    $ 5,362
  Risk & administrative
     expense (note 4)......    (168,310)      (7,118)     (250,604)    (10,847)      (10,222)       (402)      (14,247)      (825)
                             ----------    ---------    ----------    --------    ----------    --------    ----------    -------
       Net investment
          activity.........    (148,080)       2,584       369,590      38,063        (4,991)      1,399        22,244      4,537
                             ----------    ---------    ----------    --------    ----------    --------    ----------    -------
  Realized & Unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains...............           0        2,416             0       1,137        30,334       3,009             0      1,072
     Realized gain
       (loss)..............   3,244,178       36,214        80,815       8,538        22,197         762          (450)       829
     Unrealized gain
       (loss)..............   6,606,997      186,957     4,754,500     485,789       119,271      17,714       (44,241)     4,184
                             ----------    ---------    ----------    --------    ----------    --------    ----------    -------
       Net gain (loss) on
          investments......   9,851,175      225,587     4,835,315     495,464       171,802      21,485       (44,691)     6,085
                             ----------    ---------    ----------    --------    ----------    --------    ----------    -------
          Net (decrease)
            increase in
            contract
            owners' equity
            from
            operations.....  $9,703,095    $ 228,171    $5,204,905    $533,527    $  166,811    $ 22,884    $  (22,447)   $10,622
                             ==========    =========    ==========    ========    ==========    ========    ==========    =======

---------------

(a) Period from May 1, 1998 date of commencement of operations.      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                    SALOMON VARIABLE FUND
                                     SERIES (CONTINUED)                         STRONG VARIABLE ANNUITY FUNDS
                                    ---------------------    --------------------------------------------------------------------
                                          INVESTORS              OPPORTUNITY           SCHAFER VALUE           MID-CAP GROWTH
                                         SUBACCOUNT              SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                    ---------------------    -------------------    -------------------    ----------------------
                                      1999       1998(a)       1999      1998(a)      1999      1998(a)       1999       1998(a)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
Investment activity:
  Reinvested dividends............  $   2,294    $  1,601    $      0    $ 1,436    $  3,663    $   139    $    2,045    $      0
  Risk & administrative expense
     (note 4).....................     (6,571)     (1,179)    (20,474)      (963)     (3,312)      (190)      (56,288)     (1,238)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
       Net investment activity....     (4,277)        422     (20,474)       473         351        (51)      (54,243)     (1,238)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
  Realized & Unrealized gain
     (loss) on investments:
     Reinvested capital gains.....          0           0      63,194          0      20,517          0             0           0
     Realized gain (loss).........     40,431       1,496     237,823     22,907     (18,877)     1,786       116,343       1,501
     Unrealized gain (loss).......      6,861      23,307     213,263     20,918     (21,364)     3,845     4,314,671     102,974
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
       Net gain (loss) on
          investments.............     47,292      24,803     514,280     43,825     (19,724)     5,631     4,431,014     104,475
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
          Net (decrease) increase
            in contract owners'
            equity from
            operations............  $  43,015    $ 25,225    $493,806    $44,298    $(19,373)   $ 5,580    $4,376,771    $103,237
                                    =========    ========    ========    =======    ========    =======    ==========    ========

                                                                   MORGAN STANLEY UNIVERSAL FUNDS
                                    ---------------------------------------------------------------------------------------------
                                        FIXED INCOME           US REAL ESTATE              VALUE            EMERGING MARKET DEBT
                                         SUBACCOUNT              SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                    ---------------------    -------------------    -------------------    ----------------------
                                      1999       1998(a)       1999      1998(a)      1999      1998(a)       1999       1998(a)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
Investment activity:
  Reinvested dividends............  $ 188,951    $ 14,820    $ 19,531    $ 1,946    $ 10,780    $ 5,516    $   19,202    $    841
  Risk & administrative expense
     (note 4).....................    (30,837)       (836)     (3,075)      (256)     (9,708)    (1,037)         (944)        (14)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
       Net investment activity....    158,114      13,984      16,456      1,690       1,072      4,479        18,258         827
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
  Realized & Unrealized gain
     (loss) on investments:
     Reinvested capital gains.....        336       5,226           0          0           0      8,977             0           0
     Realized gain (loss).........    (14,276)         13       1,866        (61)        705      1,409         3,051          42
     Unrealized gain (loss).......   (190,943)    (15,285)    (27,171)      (491)    (52,452)      (693)        3,666        (546)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
       Net gain (loss) on
          investments.............   (204,883)    (10,046)    (25,305)      (552)    (51,747)     9,693         6,717        (504)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
          Net (decrease) increase
            in contract owners'
            equity from
            operations............  $ (46,769)   $  3,938    $ (8,849)   $ 1,138    $(50,675)   $14,172    $   24,975    $    323
                                    =========    ========    ========    =======    ========    =======    ==========    ========

---------------

(a) Period from May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                                                            GOLDMAN SACHS VIT FUNDS
                                                --------------------------------------------------------------------------------
                                                    GROWTH & INCOME              CORE US EQUITY              GLOBAL INCOME
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------    ------------------------
                                                   1999        1998(a)         1999        1998(a)         1999        1998(a)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................   $ 29,841      $ 6,481       $ 14,688      $ 3,505       $ 23,995      $ 2,398
  Risk & administrative expense (note 4)......    (22,196)      (2,219)       (30,364)      (2,745)        (5,394)        (239)
                                                 --------      -------       --------      -------       --------      -------
       Net investment activity................      7,645        4,262        (15,676)         760         18,601        2,159
                                                 --------      -------       --------      -------       --------      -------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0            0         51,295            0          3,816          644
     Realized gain (loss).....................      3,654       (1,956)        33,847        1,045         (1,803)          57
     Unrealized gain (loss)...................     31,312       14,203        479,377       79,395        (28,302)      (2,172)
                                                 --------      -------       --------      -------       --------      -------
       Net gain (loss) on investments.........     34,966       12,247        564,519       80,440        (26,289)      (1,471)
                                                 --------      -------       --------      -------       --------      -------
          Net (decrease) increase in contract
            owners' equity from operations....   $ 42,611      $16,509       $548,843      $81,200       $ (7,688)     $   688
                                                 ========      =======       ========      =======       ========      =======

                                                GOLDMAN SACHS VIT FUNDS
                                                ------------------------
                                                     CAPITAL GROWTH
                                                       SUBACCOUNT
                                                ------------------------
                                                   1999        1998(a)
                                                ----------    ----------
Investment activity:
  Reinvested dividends........................   $  3,552      $  2,050
  Risk & administrative expense (note 4)......    (32,824)       (3,490)
                                                 --------      --------
       Net investment activity................    (29,272)       (1,440)
                                                 --------      --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................    101,678             0
     Realized gain (loss).....................     50,556         7,124
     Unrealized gain (loss)...................    557,373       110,809
                                                 --------      --------
       Net gain (loss) on investments.........    709,607       117,933
                                                 --------      --------
          Net (decrease) increase in contract
            owners' equity from operations....   $680,335      $116,493
                                                 ========      ========

                                                LAZARD RETIREMENT FUNDS            SERIES TRUST PAINEWEBBER MUTUAL FUNDS
                                                ------------------------    ----------------------------------------------------
                                                 EMERGING                   STRATEGIC       GROWTH       TACTICAL
                                                  MARKET      SMALL CAP       INCOME       & INCOME     ALLOCATION    SMALL CAP
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                                 1999(c)       1999(c)       1999(c)       1999(c)       1999(c)       1999(c)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................   $  3,055      $   164       $  6,575      $     2       $      0      $ 4,148
  Risk & administrative expense (note 4)......     (3,437)        (237)          (285)      (1,688)        (5,601)        (199)
                                                 --------      -------       --------      -------       --------      -------
       Net investment activity................       (382)         (73)         6,290       (1,686)        (5,601)       3,949
                                                 --------      -------       --------      -------       --------      -------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0        1,772              0            0        139,770            0
     Realized gain (loss).....................      7,541           92             80           20          3,383        3,388
     Unrealized gain (loss)...................    337,023        2,706         (6,631)      49,454         (8,939)       3,630
                                                 --------      -------       --------      -------       --------      -------
       Net gain (loss) on investments.........    344,564        4,570         (6,551)      49,474        134,214        7,018
                                                 --------      -------       --------      -------       --------      -------
          Net (decrease) increase in contract
            owners' equity from operations....   $344,182      $ 4,497       $   (261)     $47,788       $128,613      $10,967
                                                 ========      =======       ========      =======       ========      =======


Investment activity:
  Reinvested dividends........................
  Risk & administrative expense (note 4)......
       Net investment activity................
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................
     Realized gain (loss).....................
     Unrealized gain (loss)...................
       Net gain (loss) on investments.........
          Net (decrease) increase in contract
            owners' equity from operations....

---------------

(a) Period from May 1, 1998 date of commencement of operations.

(c) Period from July 1, 1999 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                              EQUITY                       MONEY MARKET                       BOND
                                            SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------    ----------------------------    --------------------------
                                       1999            1998            1999            1998           1999           1998
                                   ------------    ------------    ------------    ------------    -----------    -----------
Investment activity:
  Net investment activity........  $   (956,784)   $    189,799    $    915,246    $    390,158    $   541,323    $   437,540
  Reinvested capital gains.......    57,345,763       2,181,204               0               0              0              0
  Realized gain (loss)...........     5,346,789       2,970,607         (26,060)        (14,941)       (59,863)        17,380
  Unrealized gain (loss).........   (40,259,498)       (363,011)              0               0       (608,925)      (152,308)
                                   ------------    ------------    ------------    ------------    -----------    -----------
     Net increase (decrease) in
       contract owners' equity
       from operations...........    21,476,270       4,978,599         889,186         375,217       (127,465)       302,612
                                   ------------    ------------    ------------    ------------    -----------    -----------
Equity transactions:
  Sales:
     Contract purchase
       payments..................    25,012,069      11,458,073      29,651,922      15,381,429      2,622,195      3,493,444
     Transfers from fixed & other
       subaccounts...............    16,149,737       4,018,120     229,183,384      19,865,502      1,928,222      2,139,647
                                   ------------    ------------    ------------    ------------    -----------    -----------
                                     41,161,806      15,476,193     258,835,306      35,246,931      4,550,417      5,633,091
                                   ------------    ------------    ------------    ------------    -----------    -----------
  Redemptions:
     Withdrawals & surrenders
       (note 5)..................    14,754,754       9,328,210       2,370,561         696,570      1,303,792        537,227
     Annuity & death benefit
       payments..................       904,996       1,139,548         219,008          76,055        160,389         34,162
     Transfers to fixed & other
       subaccounts...............    14,120,013       5,629,381     242,655,888      22,718,469      1,948,322      1,120,365
                                   ------------    ------------    ------------    ------------    -----------    -----------
                                     29,779,763      16,097,139     245,245,457      23,491,094      3,412,503      1,691,754
                                   ------------    ------------    ------------    ------------    -----------    -----------
       Net equity transactions...    11,382,043        (620,946)     13,589,849      11,755,837      1,137,914      3,941,337
                                   ------------    ------------    ------------    ------------    -----------    -----------
          Net change in contract
            owners' equity.......    32,858,313       4,357,653      14,479,035      12,131,054      1,010,449      4,243,949
Contract owners' equity:
  Beginning of period............   116,584,418     112,226,765      19,173,429       7,042,375     10,160,426      5,916,477
                                   ------------    ------------    ------------    ------------    -----------    -----------
  End of period..................  $149,442,731    $116,584,418    $ 33,652,464    $ 19,173,429    $11,170,875    $10,160,426
                                   ============    ============    ============    ============    ===========    ===========

                                              OMNI
                                           SUBACCOUNT
                                   ---------------------------
                                       1999           1998
                                   ------------    -----------
Investment activity:
  Net investment activity........  $    850,667    $ 1,357,319
  Reinvested capital gains.......     2,739,976         13,227
  Realized gain (loss)...........     3,764,411      1,000,905
  Unrealized gain (loss).........       348,570         (7,903)
                                   ------------    -----------
     Net increase (decrease) in
       contract owners' equity
       from operations...........     7,703,624      2,363,548
                                   ------------    -----------
Equity transactions:
  Sales:
     Contract purchase
       payments..................     5,481,016     14,036,874
     Transfers from fixed & other
       subaccounts...............     3,819,869      4,779,261
                                   ------------    -----------
                                      9,300,885     18,816,135
                                   ------------    -----------
  Redemptions:
     Withdrawals & surrenders
       (note 5)..................     8,012,870      5,537,165
     Annuity & death benefit
       payments..................       910,200        690,280
     Transfers to fixed & other
       subaccounts...............    15,329,002      4,994,854
                                   ------------    -----------
                                     24,252,072     11,222,299
                                   ------------    -----------
       Net equity transactions...   (14,951,187)     7,593,836
                                   ------------    -----------
          Net change in contract
            owners' equity.......    (7,247,563)     9,957,384
Contract owners' equity:
  Beginning of period............    86,988,408     77,031,024
                                   ------------    -----------
  End of period..................  $ 79,740,845    $86,988,408
                                   ============    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                              INTERNATIONAL              CAPITAL APPRECIATION               SMALL CAP
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                        --------------------------    --------------------------    --------------------------
                                           1999           1998           1999           1998           1999           1998
                                        -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Net investment activity.............  $  (452,341)   $ 1,513,270    $   508,623    $   333,020    $  (389,759)   $  (232,830)
  Reinvested capital gains............            0      2,018,195      2,454,070      1,968,462     14,914,361            339
  Realized gain (loss)................     (385,838)      (317,892)        87,464        115,918      1,152,116         78,725
  Unrealized gain (loss)..............   23,896,749     (1,590,338)    (1,676,010)    (1,450,953)    13,526,439      2,368,444
                                        -----------    -----------    -----------    -----------    -----------    -----------
     Net increase in contract owners'
       equity from operations.........   23,058,570      1,623,235      1,374,147        966,447     29,203,157      2,214,678
                                        -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Sales:
     Contract purchase payments.......    1,774,337      4,212,543      3,312,067      6,782,541      2,591,619      4,808,408
     Transfers from fixed & other
       subaccounts....................   11,377,983      1,579,613      4,910,798      2,789,751      8,478,358      2,315,389
                                        -----------    -----------    -----------    -----------    -----------    -----------
                                         13,152,320      5,792,156      8,222,865      9,572,292     11,069,977      7,123,797
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Redemptions:
     Withdrawals & surrenders (note
       5).............................    4,665,586      3,698,490      2,329,006        892,779      3,012,698      1,199,702
     Annuity & death benefit
       payments.......................      350,040        330,156        320,878        135,114        273,715        126,555
     Transfers to fixed & other
       subaccounts....................   22,069,694     11,527,756      6,411,425      2,345,418      4,396,009      2,503,007
                                        -----------    -----------    -----------    -----------    -----------    -----------
                                         27,085,320     15,556,402      9,061,309      3,373,311      7,682,422      3,829,264
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions........  (13,933,000)    (9,764,246)      (838,444)     6,198,981      3,387,555      3,294,533
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract
            owners' equity............    9,125,570     (8,141,011)       535,703      7,165,428     32,590,712      5,509,211
Contract owners' equity:
  Beginning of period.................   48,879,593     57,020,604     25,818,183     18,652,755     25,836,404     20,327,193
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period.......................  $58,005,163    $48,879,593    $26,353,886    $25,818,183    $58,427,116    $25,836,404
                                        ===========    ===========    ===========    ===========    ===========    ===========

                                              INTERNATIONAL
                                              SMALL COMPANY
                                               SUBACCOUNT
                                        -------------------------
                                           1999           1998
                                        -----------    ----------
Investment activity:
  Net investment activity.............  $   (75,308)   $  100,174
  Reinvested capital gains............    1,140,089       475,985
  Realized gain (loss)................       73,689         3,742
  Unrealized gain (loss)..............    4,691,729      (490,547)
                                        -----------    ----------
     Net increase in contract owners'
       equity from operations.........    5,830,199        89,354
                                        -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments.......      402,014       949,147
     Transfers from fixed & other
       subaccounts....................    2,068,639       458,945
                                        -----------    ----------
                                          2,470,653     1,408,092
                                        -----------    ----------
  Redemptions:
     Withdrawals & surrenders (note
       5).............................      366,129       220,074
     Annuity & death benefit
       payments.......................       51,364        47,792
     Transfers to fixed & other
       subaccounts....................    1,247,550     1,098,960
                                        -----------    ----------
                                          1,665,043     1,366,826
                                        -----------    ----------
       Net equity transactions........      805,610        41,266
                                        -----------    ----------
          Net change in contract
            owners' equity............    6,635,809       130,620
Contract owners' equity:
  Beginning of period.................    5,382,295     5,251,675
                                        -----------    ----------
  End of period.......................  $12,018,104    $5,382,295
                                        ===========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                             AGGRESSIVE GROWTH              CORE GROWTH                GROWTH & INCOME
                                                 SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                          ------------------------    ------------------------    --------------------------
                                             1999          1998          1999          1998          1999           1998
                                          ----------    ----------    ----------    ----------    -----------    -----------
Investment activity:
  Net investment activity...............  $  (70,010)   $  (65,184)   $  (57,096)   $  (36,181)   $  (275,629)   $    (3,389)
  Reinvested capital gains..............           0       457,472     2,012,148             0      7,053,581              0
  Realized gain (loss)..................    (107,513)        9,963       199,621        50,716        214,196         20,399
  Unrealized gain (loss)................     384,427       (56,102)    2,402,419       286,587     10,001,873        628,348
                                          ----------    ----------    ----------    ----------    -----------    -----------
     Net increase in contract owners'
       equity from operations...........     206,904       346,149     4,557,092       301,122     16,994,021        645,358
                                          ----------    ----------    ----------    ----------    -----------    -----------
Equity transactions:
  Sales:
     Contract purchase payments.........     922,072     2,103,790       436,211       704,175      6,305,080      9,635,432
     Transfers from fixed & other
       subaccounts......................     639,013       622,026     2,922,566       636,425     12,102,960      6,544,063
                                          ----------    ----------    ----------    ----------    -----------    -----------
                                           1,561,085     2,725,816     3,358,777     1,340,600     18,408,040     16,179,495
                                          ----------    ----------    ----------    ----------    -----------    -----------
  Redemptions:
     Withdrawals & surrenders (note
       5)...............................     521,985       302,085       486,302       406,459      1,721,642        488,326
     Annuity & death benefit payments...      35,016        49,662        39,021        63,396        259,601        150,793
     Transfers to fixed & other
       subaccounts......................   1,642,407       751,284     1,182,255     1,249,355      3,620,882      3,265,077
                                          ----------    ----------    ----------    ----------    -----------    -----------
                                           2,199,408     1,103,031     1,707,578     1,719,210      5,602,125      3,904,196
                                          ----------    ----------    ----------    ----------    -----------    -----------
       Net equity transactions..........    (638,323)    1,622,785     1,651,199      (378,610)    12,805,915     12,275,299
                                          ----------    ----------    ----------    ----------    -----------    -----------
          Net change in contract owners'
            equity......................    (431,419)    1,968,934     6,208,291       (77,488)    29,799,936     12,920,657
Contract owners' equity:
  Beginning of period...................   6,784,243     4,815,309     3,416,790     3,494,278     19,357,466      6,436,809
                                          ----------    ----------    ----------    ----------    -----------    -----------
  End of period.........................  $6,352,824    $6,784,243    $9,625,081    $3,416,790    $49,157,402    $19,357,466
                                          ==========    ==========    ==========    ==========    ===========    ===========

                                                 S&P 500 INDEX
                                                  SUBACCOUNT
                                          ---------------------------
                                              1999           1998
                                          ------------    -----------
Investment activity:
  Net investment activity...............  $  1,039,486    $   344,251
  Reinvested capital gains..............     7,391,106      1,546,971
  Realized gain (loss)..................       526,448         67,888
  Unrealized gain (loss)................     7,917,365      3,394,871
                                          ------------    -----------
     Net increase in contract owners'
       equity from operations...........    16,874,405      5,353,981
                                          ------------    -----------
Equity transactions:
  Sales:
     Contract purchase payments.........    23,816,081     13,945,843
     Transfers from fixed & other
       subaccounts......................    43,061,688     14,612,814
                                          ------------    -----------
                                            66,877,769     28,558,657
                                          ------------    -----------
  Redemptions:
     Withdrawals & surrenders (note
       5)...............................     4,523,095        623,902
     Annuity & death benefit payments...       483,763        129,913
     Transfers to fixed & other
       subaccounts......................    13,424,078      3,168,210
                                          ------------    -----------
                                            18,430,936      3,922,025
                                          ------------    -----------
       Net equity transactions..........    48,446,833     24,636,632
                                          ------------    -----------
          Net change in contract owners'
            equity......................    65,321,238     29,990,613
Contract owners' equity:
  Beginning of period...................    36,114,465      6,123,852
                                          ------------    -----------
  End of period.........................  $101,435,703    $36,114,465
                                          ============    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                SOCIAL AWARENESS            STRATEGIC INCOME        FIRSTAR GROWTH & INCOME
                                                   SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                            ------------------------    ------------------------    ------------------------
                                               1999          1998          1999          1998          1999          1998
                                            ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity.................  $  (10,057)   $  (10,520)   $   80,449    $   97,888    $   (1,980)   $   24,958
  Reinvested capital gains................           0             0             0           479             0         5,463
  Realized gain (loss)....................    (356,428)     (123,673)      (81,875)      (10,862)       (5,429)       (4,370)
  Unrealized gain (loss)..................     524,015      (592,163)      (91,767)     (138,208)       14,492       (23,571)
                                            ----------    ----------    ----------    ----------    ----------    ----------
     Net (decrease) increase in contract
       owners' equity from operations.....     157,530      (726,356)      (93,193)      (50,703)        7,083         2,480
                                            ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments...........     126,549     1,707,317        28,821     1,124,332       235,791       898,498
       Transfers from fixed & other
          subaccounts.....................     302,402       727,506       382,507        74,905       260,694       181,594
                                            ----------    ----------    ----------    ----------    ----------    ----------
                                               428,951     2,434,823       411,328     1,199,237       496,485     1,080,092
                                            ----------    ----------    ----------    ----------    ----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5)....     124,968        23,700        55,267        38,754        69,547        21,647
     Annuity & death benefit payments.....       5,827        21,559        57,609        14,604        13,173         5,443
     Transfers to fixed & other
       subaccounts........................   1,123,518       509,184       832,057       295,666       555,385       321,246
                                            ----------    ----------    ----------    ----------    ----------    ----------
                                             1,254,313       554,443       944,933       349,024       638,105       348,336
                                            ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions............    (825,362)    1,880,380      (533,605)      850,213      (141,620)      731,756
                                            ----------    ----------    ----------    ----------    ----------    ----------
          Net change in contract owners'
            equity........................    (667,832)    1,154,024      (626,798)      799,510      (134,537)      734,236
Contract owners' equity:
  Beginning of period.....................   1,964,101       810,077     1,874,581     1,075,071     1,345,772       611,536
                                            ----------    ----------    ----------    ----------    ----------    ----------
  End of period...........................  $1,296,269    $1,964,101    $1,247,783    $1,874,581    $1,211,235    $1,345,772
                                            ==========    ==========    ==========    ==========    ==========    ==========

                                                 RELATIVE VALUE
                                                   SUBACCOUNT
                                            -------------------------
                                               1999           1998
                                            -----------    ----------
Investment activity:
  Net investment activity.................  $   (60,980)   $  (12,699)
  Reinvested capital gains................            0        91,524
  Realized gain (loss)....................      241,198        66,563
  Unrealized gain (loss)..................      434,077     1,016,582
                                            -----------    ----------
     Net (decrease) increase in contract
       owners' equity from operations.....      614,295     1,161,970
                                            -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments...........    2,071,554     5,754,162
       Transfers from fixed & other
          subaccounts.....................    1,479,471       851,753
                                            -----------    ----------
                                              3,551,025     6,605,915
                                            -----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5)....      576,228       373,306
     Annuity & death benefit payments.....      211,985        73,267
     Transfers to fixed & other
       subaccounts........................    1,492,473       492,230
                                            -----------    ----------
                                              2,280,686       938,803
                                            -----------    ----------
       Net equity transactions............    1,270,339     5,667,112
                                            -----------    ----------
          Net change in contract owners'
            equity........................    1,884,634     6,829,082
Contract owners' equity:
  Beginning of period.....................    9,995,636     3,166,554
                                            -----------    ----------
  End of period...........................  $11,880,270    $9,995,636
                                            ===========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                  BLUE CHIP               EQUITY INCOME            HIGH INCOME BOND           CAPITAL GROWTH
                                  SUBACCOUNT                SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                            ----------------------    ----------------------    ----------------------    -----------------------
                               1999       1998(a)        1999       1998(a)        1999       1998(a)        1999        1998(a)
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
Investment activity:
  Net investment
     activity.............  $  (11,554)   $ (1,341)   $   (1,019)   $    394    $   85,239    $  7,505    $   (48,317)   $   (294)
  Reinvested capital
     gains................      31,583           0             0           0             0         775      1,716,266           0
  Realized gain (loss)....      46,166         532         4,306         215       (21,329)        378        957,003      (1,432)
  Unrealized gain
     (loss)...............     (21,821)     48,463       158,259       6,457       (67,091)     (3,712)     2,785,132      30,958
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
     Net (decrease)
       increase in
       contract owners'
       equity from
       operations.........      44,374      47,654       161,546       7,066        (3,181)      4,946      5,410,084      29,232
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
Equity transactions:
  Sales:
     Contract purchase
       payments...........   1,044,152     628,613     1,192,132      28,016     1,574,944     386,877      5,496,463      75,300
     Transfers from fixed
       & other
       subaccounts........   2,159,098     194,014     1,155,324      80,100     1,812,439      58,490     15,764,744      72,481
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
                             3,203,250     822,627     2,347,456     108,116     3,387,383     445,367     21,261,207     147,781
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
  Redemptions:
     Withdrawals &
       surrenders (note
       5).................      18,068       2,746        63,607           0        98,890          82        227,730           0
     Annuity & death
       benefit payments...      11,695         223        20,326           0        26,002         127         28,233          61
     Transfers to fixed &
       other
       subaccounts........   1,230,926      36,502       458,386      15,487     1,154,970       2,292     11,054,854           0
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
                             1,260,689      39,471       542,319      15,487     1,279,862       2,501     11,310,817          61
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
       Net equity
          transactions....   1,942,561     783,156     1,805,137      92,629     2,107,521     442,866      9,950,390     147,720
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
          Net change in
            contract
            owners'
            equity........   1,986,935     830,810     1,966,683      99,695     2,104,340     447,812     15,360,474     176,952
Contract owners' equity:
  Beginning of period.....     830,810           0        99,695           0       447,812           0        176,952           0
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
  End of period...........  $2,817,745    $830,810    $2,066,378    $ 99,695    $2,552,152    $447,812    $15,537,426    $176,952
                            ==========    ========    ==========    ========    ==========    ========    ===========    ========

---------------

(a) Period From May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                                                DOW TARGET 10
                                               --------------------------------------------------------------------------------
                                                JANUARY       FEBRUARY       MARCH         APRIL          MAY           JUNE
                                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                               ----------    ----------    ----------    ----------    ----------    ----------
                                                1999(b)       1999(b)       1999(b)       1999(b)       1999(b)       1999(b)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity....................   $  3,215     $    3,905    $      132    $    3,741     $  1,357     $    2,558
  Reinvested capital gains...................      2,452         28,815        36,126        17,860            0              0
  Realized gain (loss).......................     10,503         16,546        16,884       (43,006)     (19,470)        (7,729)
  Unrealized gain (loss).....................     (8,237)        10,023       (80,401)     (132,892)    (126,311)      (151,575)
                                                --------     ----------    ----------    ----------     --------     ----------
     Net (decrease) increase in contract
       owners' equity from operations........      7,933         59,289       (27,259)     (154,297)    (144,424)      (156,746)
                                                --------     ----------    ----------    ----------     --------     ----------
Equity transactions:
  Sales:
     Contract purchase payments..............    200,397      1,012,314       945,408     1,305,621      458,581        871,329
     Transfers from fixed & other
       subaccounts...........................    161,557        278,967       300,764       878,665      618,700        788,856
                                                --------     ----------    ----------    ----------     --------     ----------
                                                 361,954      1,291,281     1,246,172     2,184,286    1,077,281      1,660,185
                                                --------     ----------    ----------    ----------     --------     ----------
  Redemptions:
     Withdrawals & surrenders (note 5).......      1,675         26,995        17,077        20,253        7,892         10,313
     Annuity & death benefit payments........         59         18,346         4,193         5,595           63          6,076
     Transfers to fixed & other
       subaccounts...........................     17,072        144,588       181,722       748,534      208,439        330,090
                                                --------     ----------    ----------    ----------     --------     ----------
                                                  18,806        189,929       202,992       774,382      216,394        346,479
                                                --------     ----------    ----------    ----------     --------     ----------
       Net equity transactions...............    343,148      1,101,352     1,043,180     1,409,904      860,887      1,313,706
                                                --------     ----------    ----------    ----------     --------     ----------
          Net change in contract owners'
            equity...........................    351,081      1,160,641     1,015,921     1,255,607      716,463      1,156,960
Contract owners' equity:
  Beginning of period........................          0              0             0             0            0              0
                                                --------     ----------    ----------    ----------     --------     ----------
  End of period..............................   $351,081     $1,160,641    $1,015,921    $1,255,607     $716,463     $1,156,960
                                                ========     ==========    ==========    ==========     ========     ==========

                                                    DOW TARGET 10
                                               ------------------------
                                                  JULY         AUGUST
                                               SUBACCOUNT    SUBACCOUNT
                                               ----------    ----------
                                                1999(b)       1999(b)
                                               ----------    ----------
Investment activity:
  Net investment activity....................   $  4,153      $  3,991
  Reinvested capital gains...................          0             0
  Realized gain (loss).......................    (12,827)      (17,755)
  Unrealized gain (loss).....................   (123,094)     (114,144)
                                                --------      --------
     Net (decrease) increase in contract
       owners' equity from operations........   (131,768)     (127,908)
                                                --------      --------
Equity transactions:
  Sales:
     Contract purchase payments..............    501,575       367,266
     Transfers from fixed & other
       subaccounts...........................  1,014,887       731,632
                                                --------      --------
                                               1,516,462     1,098,898
                                                --------      --------
  Redemptions:
     Withdrawals & surrenders (note 5).......      7,691         9,986
     Annuity & death benefit payments........      3,453         5,854
     Transfers to fixed & other
       subaccounts...........................    384,457       150,804
                                                --------      --------
                                                 395,601       166,644
                                                --------      --------
       Net equity transactions...............  1,120,861       932,254
                                                --------      --------
          Net change in contract owners'
            equity...........................    989,093       804,346
Contract owners' equity:
  Beginning of period........................          0             0
                                                --------      --------
  End of period..............................   $989,093      $804,346
                                                ========      ========

---------------

(b) See Note 7.                                                      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                            DOW TARGET 10 (CONTINUED)                        DOW TARGET 5
                                               ----------------------------------------------------    ------------------------
                                               SEPTEMBER      OCTOBER       NOVEMBER      DECEMBER     SEPTEMBER      OCTOBER
                                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                               ----------    ----------    ----------    ----------    ----------    ----------
                                                1999(b)       1999(b)       1999(b)       1999(b)       1999(b)       1999(b)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity....................  $    4,358    $    5,710    $    2,382    $      243     $    389      $    717
  Reinvested capital gains...................           0             0             0             0            0             0
  Realized gain (loss).......................      (8,391)        1,458           490        (1,437)      (6,411)       (1,590)
  Unrealized gain (loss).....................    (130,265)      (78,580)       (6,279)        9,617      (15,253)      (30,000)
                                               ----------    ----------    ----------    ----------     --------      --------
     Net (decrease) increase in contract
       owners' equity from operations........    (134,298)      (71,412)       (3,407)        8,423      (21,275)      (30,873)
                                               ----------    ----------    ----------    ----------     --------      --------
Equity transactions:
  Sales:
     Contract purchase payments..............     379,565       282,149       209,621       198,309       87,966       176,832
     Transfers from fixed & other
       subaccounts...........................   1,323,662     1,229,320     1,154,415     1,081,715       14,629        39,265
                                               ----------    ----------    ----------    ----------     --------      --------
                                                1,703,227     1,511,469     1,364,036     1,280,024      102,595       216,097
                                               ----------    ----------    ----------    ----------     --------      --------
  Redemptions:
     Withdrawals & surrenders (note 5).......       1,883           632           115           102            0            58
     Annuity & death benefit payments........         465            28            22           434            0             6
     Transfers to fixed & other
       subaccounts...........................      99,775        44,224        34,012        27,276          510             0
                                               ----------    ----------    ----------    ----------     --------      --------
                                                  102,123        44,884        34,149        27,812          510            64
                                               ----------    ----------    ----------    ----------     --------      --------
       Net equity transactions...............   1,601,104     1,466,585     1,329,887     1,252,212      102,085       216,033
                                               ----------    ----------    ----------    ----------     --------      --------
          Net change in contract owners'
            equity...........................   1,466,806     1,395,173     1,326,480     1,260,635       80,810       185,160
Contract owners' equity:
  Beginning of period........................           0             0             0             0            0             0
                                               ----------    ----------    ----------    ----------     --------      --------
  End of period..............................  $1,466,806    $1,395,173    $1,326,480    $1,260,635     $ 80,810      $185,160
                                               ==========    ==========    ==========    ==========     ========      ========

                                                     DOW TARGET 5
                                               ------------------------
                                                NOVEMBER      DECEMBER
                                               SUBACCOUNT    SUBACCOUNT
                                               ----------    ----------
                                                1999(b)       1999(b)
                                               ----------    ----------
Investment activity:
  Net investment activity....................   $    246      $    153
  Reinvested capital gains...................          0             0
  Realized gain (loss).......................        326          (142)
  Unrealized gain (loss).....................     (1,347)          194
                                                --------      --------
     Net (decrease) increase in contract
       owners' equity from operations........       (775)          205
                                                --------      --------
Equity transactions:
  Sales:
     Contract purchase payments..............     61,551        50,081
     Transfers from fixed & other
       subaccounts...........................     42,794        68,548
                                                --------      --------
                                                 104,345       118,629
                                                --------      --------
  Redemptions:
     Withdrawals & surrenders (note 5).......          0             0
     Annuity & death benefit payments........          0             7
     Transfers to fixed & other
       subaccounts...........................          0        12,648
                                                --------      --------
                                                       0        12,655
                                                --------      --------
       Net equity transactions...............    104,345       105,974
                                                --------      --------
          Net change in contract owners'
            equity...........................    103,570       106,179
Contract owners' equity:
  Beginning of period........................          0             0
                                                --------      --------
  End of period..............................   $103,570      $106,179
                                                ========      ========

---------------

(b) See Note 7.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                                MONTGOMERY ASSET                       FIDELITY INVESTMENTS
                                                -------------------------------------------------    -------------------------
                                                    EMERGING MARKET        SMALL CAP OPPORTUNITY            VIP GROWTH
                                                      SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                                -----------------------    ----------------------    -------------------------
                                                   1999         1998         1999        1998(a)        1999           1998
                                                ----------    ---------    ---------    ---------    -----------    ----------
Investment activity:
  Net investment activity.....................  $  (10,872)   $  (9,129)   $ (1,053)    $   (204)    $   (97,595)   $  (30,410)
  Reinvested capital gains....................           0            0           0            0         596,051       169,084
  Realized gain (loss)........................    (172,773)    (105,907)      5,705        2,069         216,905        32,996
  Unrealized gain (loss)......................     359,922     (288,678)    (10,248)      10,248       2,075,658       805,443
                                                ----------    ---------    --------     --------     -----------    ----------
     Net (decrease) increase in contract
       owners' equity from operations.........     176,277     (403,714)     (5,596)      12,113       2,791,019       977,113
                                                ----------    ---------    --------     --------     -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments...............     161,704      328,559      33,949       91,968       2,938,186     2,574,916
     Transfers from fixed & other
       subaccounts............................     624,789      383,220     132,949       15,485       3,414,568       662,152
                                                ----------    ---------    --------     --------     -----------    ----------
                                                   786,493      711,779     166,898      107,453       6,352,754     3,237,068
                                                ----------    ---------    --------     --------     -----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5)........      16,290        5,958       1,328            0         182,126        54,773
     Annuity & death benefit payments.........       2,227        1,979         595       16,664          11,538        12,293
     Transfers to fixed & other subaccounts...   1,669,125      407,864     249,840       12,441       1,779,405       638,827
                                                ----------    ---------    --------     --------     -----------    ----------
                                                 1,687,642      415,801     251,763       29,105       1,973,069       705,893
                                                ----------    ---------    --------     --------     -----------    ----------
       Net equity transactions................    (901,149)     295,978     (84,865)      78,348       4,379,685     2,531,175
                                                ----------    ---------    --------     --------     -----------    ----------
          Net change in contract owners'
            equity............................    (724,872)    (107,736)    (90,461)      90,461       7,170,704     3,508,288
Contract owners' equity:
  Beginning of period.........................     724,872      832,608      90,461            0       4,523,170     1,014,882
                                                ----------    ---------    --------     --------     -----------    ----------
  End of period...............................  $        0    $ 724,872    $      0     $ 90,461     $11,693,874    $4,523,170
                                                ==========    =========    ========     ========     ===========    ==========

                                                  FIDELITY INVESTMENTS
                                                ------------------------
                                                   VIP EQUITY INCOME
                                                       SUBACCOUNT
                                                ------------------------
                                                   1999          1998
                                                ----------    ----------
Investment activity:
  Net investment activity.....................  $   (8,133)   $  (20,659)
  Reinvested capital gains....................     192,859        95,785
  Realized gain (loss)........................      57,650        15,254
  Unrealized gain (loss)......................     (35,430)      217,112
                                                ----------    ----------
     Net (decrease) increase in contract
       owners' equity from operations.........     206,946       307,492
                                                ----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments...............   2,272,614     3,306,327
     Transfers from fixed & other
       subaccounts............................   1,607,105       668,846
                                                ----------    ----------
                                                 3,879,719     3,975,173
                                                ----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5)........     304,666        71,218
     Annuity & death benefit payments.........      48,489         3,399
     Transfers to fixed & other subaccounts...   1,440,670       390,802
                                                ----------    ----------
                                                 1,793,825       465,419
                                                ----------    ----------
       Net equity transactions................   2,085,894     3,509,754
                                                ----------    ----------
          Net change in contract owners'
            equity............................   2,292,840     3,817,246
Contract owners' equity:
  Beginning of period.........................   5,489,577     1,672,331
                                                ----------    ----------
  End of period...............................  $7,782,417    $5,489,577
                                                ==========    ==========

---------------

(a) Period From May 1, 1998 date of commencement of operations.      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                             FIDELITY INVESTMENTS (CONT.)      JP MORGAN TRUST II         JANUS ASPEN SERIES
                                             ----------------------------    ----------------------    -------------------------
                                                 VIP HIGH INCOME BOND            SMALL COMPANY                  GROWTH
                                                      SUBACCOUNT                   SUBACCOUNT                 SUBACCOUNT
                                             ----------------------------    ----------------------    -------------------------
                                                 1999            1998           1999       1998(a)        1999         1998(a)
                                             ------------    ------------    ----------    --------    -----------    ----------
Investment activity:
  Net investment activity..................   $  238,409      $   76,119     $  (17,268)   $   (840)   $  (155,273)   $   (2,773)
  Reinvested capital gains.................       10,553          66,607         52,780      11,588         72,776           139
  Realized gain (loss).....................     (143,416)        (22,981)        44,699        (689)       909,173        46,760
  Unrealized gain (loss)...................       86,432        (301,337)       682,935      37,863      7,169,844       319,539
                                              ----------      ----------     ----------    --------    -----------    ----------
     Net (decrease) increase in contract
       owners' equity from operations......      191,978        (181,592)       763,146      47,922      7,996,520       363,665
                                              ----------      ----------     ----------    --------    -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments............      806,818       1,709,242        872,645     539,440     20,214,291     1,505,041
     Transfers from fixed & other
       subaccounts.........................      348,330         333,556      1,135,507      73,249     34,106,267     1,737,064
                                              ----------      ----------     ----------    --------    -----------    ----------
                                               1,155,148       2,042,798      2,008,152     612,689     54,320,558     3,242,105
                                              ----------      ----------     ----------    --------    -----------    ----------
  Redemptions:
       Withdrawals & surrenders (note 5)...       59,847          26,465         21,266         609        377,238            61
     Annuity & death benefit payments......        7,397             791         39,267         116        163,408           185
     Transfers to fixed & other
       subaccounts.........................    1,717,401         125,389        719,119       3,384     18,329,315     1,188,160
                                              ----------      ----------     ----------    --------    -----------    ----------
                                               1,784,645         152,645        779,652       4,109     18,869,961     1,188,406
                                              ----------      ----------     ----------    --------    -----------    ----------
       Net equity transactions.............     (629,497)      1,890,153      1,228,500     608,580     35,450,597     2,053,699
                                              ----------      ----------     ----------    --------    -----------    ----------
          Net change in contract owners'
            equity.........................     (437,519)      1,708,561      1,991,646     656,502     43,447,117     2,417,364
Contract owners' equity:
  Beginning of period......................    3,096,886       1,388,325        656,502           0      2,417,364             0
                                              ----------      ----------     ----------    --------    -----------    ----------
  End of period............................   $2,659,367      $3,096,886     $2,648,148    $656,502    $45,864,481    $2,417,364
                                              ==========      ==========     ==========    ========    ===========    ==========

                                                 JANUS ASPEN SERIES
                                             --------------------------
                                                INTERNATIONAL GROWTH
                                                     SUBACCOUNT
                                             --------------------------
                                                 1999         1998(a)
                                             ------------    ----------
Investment activity:
  Net investment activity..................  $    (27,679)   $      558
  Reinvested capital gains.................             0            38
  Realized gain (loss).....................     2,562,214        14,859
  Unrealized gain (loss)...................       415,113           139
                                             ------------    ----------
     Net (decrease) increase in contract
       owners' equity from operations......     2,949,648        15,594
                                             ------------    ----------
Equity transactions:
  Sales:
     Contract purchase payments............     1,992,870       119,362
     Transfers from fixed & other
       subaccounts.........................   126,717,473     4,506,289
                                             ------------    ----------
                                              128,710,343     4,625,651
                                             ------------    ----------
  Redemptions:
       Withdrawals & surrenders (note 5)...        13,013            59
     Annuity & death benefit payments......         7,005        16,112
     Transfers to fixed & other
       subaccounts.........................   123,940,423     4,399,733
                                             ------------    ----------
                                              123,960,441     4,415,904
                                             ------------    ----------
       Net equity transactions.............     4,749,902       209,747
                                             ------------    ----------
          Net change in contract owners'
            equity.........................     7,699,550       225,341
Contract owners' equity:
  Beginning of period......................       225,341             0
                                             ------------    ----------
  End of period............................  $  7,924,891    $  225,341
                                             ============    ==========

---------------

(a) Period From May 1, 1998 date of commencement of operations.      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                           JANUS ASPEN SERIES (CONTINUED)
                                               ------------------------------------------------------
                                                   WORLDWIDE GROWTH                 BALANCED
                                                      SUBACCOUNT                   SUBACCOUNT
                                               -------------------------    -------------------------
                                                  1999         1998(a)         1999         1998(a)
                                               -----------    ----------    -----------    ----------
Investment activity:
  Net investment activity....................  $  (148,080)   $    2,584    $   369,590    $   38,063
  Reinvested capital gains...................            0         2,416              0         1,137
  Realized gain (loss).......................    3,244,178        36,214         80,815         8,538
  Unrealized gain (loss).....................    6,606,997       186,957      4,754,500       485,789
                                               -----------    ----------    -----------    ----------
     Net (decrease) increase in contract
       owners' equity from operations........    9,703,095       228,171      5,204,905       533,527
                                               -----------    ----------    -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments..............   11,893,823     1,786,575     17,278,295     2,648,081
     Transfers from fixed & other
       subaccounts...........................   67,372,289     3,425,697     18,879,362     1,383,055
                                               -----------    ----------    -----------    ----------
                                                79,266,112     5,212,272     36,157,657     4,031,136
                                               -----------    ----------    -----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5).......      241,675        30,747        465,955        18,758
     Annuity & death benefit payments........      101,164           252        411,693         6,210
     Transfers to fixed & other
       subaccounts...........................   57,781,886     2,697,114      4,231,505       294,535
                                               -----------    ----------    -----------    ----------
                                                58,124,725     2,728,113      5,109,153       319,503
                                               -----------    ----------    -----------    ----------
       Net equity transactions...............   21,141,387     2,484,159     31,048,504     3,711,633
                                               -----------    ----------    -----------    ----------
          Net change in contract owners'
            equity...........................   30,844,482     2,712,330     36,253,409     4,245,160
Contract owners' equity:
  Beginning of period........................    2,712,330             0      4,245,160            --
                                               -----------    ----------    -----------    ----------
  End of period..............................  $33,556,812    $2,712,330    $40,498,569    $4,245,160
                                               ===========    ==========    ===========    ==========

                                                         SALOMON VARIABLE FUND SERIES
                                               ------------------------------------------------
                                                      CAPITAL                 TOTAL RETURN
                                                     SUBACCOUNT                SUBACCOUNT
                                               ----------------------    ----------------------
                                                  1999       1998(a)        1999       1998(a)
                                               ----------    --------    ----------    --------
Investment activity:
  Net investment activity....................  $   (4,991)   $  1,399    $   22,244    $  4,537
  Reinvested capital gains...................      30,334       3,009             0       1,072
  Realized gain (loss).......................      22,197         762          (450)        829
  Unrealized gain (loss).....................     119,271      17,714       (44,241)      4,184
                                               ----------    --------    ----------    --------
     Net (decrease) increase in contract
       owners' equity from operations........     166,811      22,884       (22,447)     10,622
                                               ----------    --------    ----------    --------
Equity transactions:
  Sales:
     Contract purchase payments..............     361,765     233,419       694,967     232,678
     Transfers from fixed & other
       subaccounts...........................     443,408      42,434       819,204     151,291
                                               ----------    --------    ----------    --------
                                                  805,173     275,853     1,514,171     383,969
                                               ----------    --------    ----------    --------
  Redemptions:
     Withdrawals & surrenders (note 5).......      15,782           0        28,332           0
     Annuity & death benefit payments........       6,995         107        10,605           0
     Transfers to fixed & other
       subaccounts...........................     137,987           0       403,922      19,970
                                               ----------    --------    ----------    --------
                                                  160,764         107       442,859      19,970
                                               ----------    --------    ----------    --------
       Net equity transactions...............     644,409     275,746     1,071,312     363,999
                                               ----------    --------    ----------    --------
          Net change in contract owners'
            equity...........................     811,220     298,630     1,048,865     374,621
Contract owners' equity:
  Beginning of period........................     298,630           0       374,621           0
                                               ----------    --------    ----------    --------
  End of period..............................  $1,109,850    $298,630    $1,423,486    $374,621
                                               ==========    ========    ==========    ========

---------------

(a) Period From May 1, 1998 date of commencement of operations.      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                 SALOMON VARIABLE
                             FUND SERIES (CONTINUED)                          STRONG VARIABLE ANNUITY FUNDS
                             ------------------------    ------------------------------------------------------------------------
                                    INVESTORS                 OPPORTUNITY             SCHAFER VALUE           MID-CAP GROWTH
                                    SUBACCOUNT                 SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                             ------------------------    ----------------------    -------------------    -----------------------
                                1999        1998(a)         1999       1998(a)       1999      1998(a)       1999        1998(a)
                             ----------    ----------    ----------    --------    --------    -------    -----------    --------
Investment activity:
  Net investment
     activity..............   $ (4,277)     $    422     $  (20,474)  $     473    $    351    $   (51)   $   (54,243)   $ (1,238)
  Reinvested capital
     gains.................          0             0         63,194           0      20,517          0              0           0
  Realized gain (loss).....     40,431         1,496        237,823      22,907     (18,877)     1,786        116,343       1,501
  Unrealized gain (loss)...      6,861        23,307        213,263      20,918     (21,364)     3,845      4,314,671     102,974
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
     Net (decrease)
       increase in contract
       owners' equity from
       operations..........     43,015        25,225        493,806      44,298     (19,373)     5,580      4,376,771     103,237
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
Equity transactions:
  Sales:
     Contract purchase
       payments............    129,273       333,783        999,849     234,597     348,609     35,791      5,761,739     360,069
     Transfers from fixed &
       other subaccounts...    498,295        36,621     21,109,585   1,443,032     217,227     24,309      6,524,833     158,068
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
                               627,568       370,404     22,109,434   1,677,629     565,836     60,100     12,286,572     518,137
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
  Redemptions:
     Withdrawals &
       surrenders (note
       5)..................      8,362           272         11,226           0       2,212          0         79,426           0
     Annuity & death
       benefit payments....     76,442           186          2,830      15,648       3,462          0         42,880           0
     Transfers to fixed &
       other subaccounts...    526,995         1,999     20,445,637     930,499      65,566     15,411      1,821,107       9,656
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
                               611,799         2,457     20,459,693     946,147      71,240     15,411      1,943,413       9,656
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
       Net equity
          transactions.....     15,769       367,947      1,649,741     731,482     494,596     44,689     10,343,159     508,481
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
          Net change in
            contract
            owners'
            equity.........     58,784       393,172      2,143,547     775,780     475,223     50,269     14,719,930     611,718
Contract owners' equity:
  Beginning of period......    393,172             0        775,780           0      50,269          0        611,718           0
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
  End of period............   $451,956      $393,172     $2,919,327    $775,780    $525,492    $50,269    $15,331,648    $611,718
                              ========      ========     ==========   =========    ========    =======    ===========    ========

---------------

(a) Period From May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                                   MORGAN STANLEY UNIVERSAL FUNDS
                                    ---------------------------------------------------------------------------------------------
                                         FIXED INCOME           US REAL ESTATE              VALUE            EMERGING MARKET DEBT
                                          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                    ----------------------    -------------------    --------------------    --------------------
                                       1999       1998(a)       1999      1998(a)      1999      1998(a)       1999       1998(a)
                                    ----------    --------    --------    -------    --------    --------    ---------    -------
Investment activity:
  Net investment activity.........  $  158,114    $ 13,984    $ 16,456    $ 1,690    $  1,072    $  4,479    $ 18,258     $  827
  Reinvested capital gains........         336       5,226           0          0           0       8,977           0          0
  Realized gain (loss)............     (14,276)         13       1,866        (61)        705       1,409       3,051         42
  Unrealized gain (loss)..........    (190,943)    (15,285)    (27,171)      (491)    (52,452)       (693)      3,666       (546)
                                    ----------    --------    --------    -------    --------    --------    --------     ------
     Net (decrease) increase in
       contract owners' equity
       from operations............     (46,769)      3,938      (8,849)     1,138     (50,675)     14,172      24,975        323
                                    ----------    --------    --------    -------    --------    --------    --------     ------
Equity transactions:
  Sales:
     Contract purchase payments...   1,146,361     315,893      35,746     58,605     322,933     264,759      45,177      6,757
     Transfers from fixed & other
       subaccounts................   4,467,822     335,255     459,951     27,072     461,168     146,186     122,702        519
                                    ----------    --------    --------    -------    --------    --------    --------     ------
                                     5,614,183     651,148     495,697     85,677     784,101     410,945     167,879      7,276
                                    ----------    --------    --------    -------    --------    --------    --------     ------
  Redemptions:
     Withdrawals & surrenders
       (note 5)...................      98,815         253       2,487          0      51,732           0           0          0
     Annuity & death benefit
       payments...................      52,395          49       2,062          0       2,834         137          15          0
     Transfers to fixed & other
       subaccounts................   1,775,199     112,159     126,136        169     196,885       2,952      20,413          0
                                    ----------    --------    --------    -------    --------    --------    --------     ------
                                     1,926,409     112,461     130,685        169     251,451       3,089      20,428          0
                                    ----------    --------    --------    -------    --------    --------    --------     ------
       Net equity transactions....   3,687,774     538,687     365,012     85,508     532,650     407,856     147,451      7,276
                                    ----------    --------    --------    -------    --------    --------    --------     ------
          Net change in contract
            owners' equity........   3,641,005     542,625     356,163     86,646     481,975     422,028     172,426      7,599
Contract owners' equity:
  Beginning of period.............     542,625           0      86,646          0     422,028           0       7,599          0
                                    ----------    --------    --------    -------    --------    --------    --------     ------
  End of period...................  $4,183,630    $542,625    $442,809    $86,646    $904,003    $422,028    $180,025     $7,599
                                    ==========    ========    ========    =======    ========    ========    ========     ======

---------------

(a) Period From May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                                    GOLDMAN SACHS VIT FUNDS
                              ---------------------------------------------------------------------------------------------------
                                 GROWTH & INCOME            CORE US EQUITY           GLOBAL INCOME            CAPITAL GROWTH
                                    SUBACCOUNT                SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                              ----------------------    ----------------------    -------------------    ------------------------
                                 1999       1998(a)        1999       1998(a)       1999      1998(a)       1999        1998(a)
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
Investment activity:
  Net investment activity...  $    7,645    $  4,262    $  (15,676)   $    760    $ 18,601    $ 2,159    $  (29,272)   $   (1,440)
  Reinvested capital
     gains..................           0           0        51,295           0       3,816        644       101,678             0
  Realized gain (loss)......       3,654      (1,956)       33,847       1,045      (1,803)        57        50,556         7,124
  Unrealized gain (loss)....      31,312      14,203       479,377      79,395     (28,302)    (2,172)      557,373       110,809
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
     Net increase (decrease)
       in contract owners'
       equity from
       operations...........      42,611      16,509       548,843      81,200      (7,688)       688       680,335       116,493
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
Equity transactions:
  Sales:
     Contract purchase
       payments.............     963,704     668,643     1,977,906     760,740     334,572     75,695     1,266,179       781,171
     Transfers from fixed &
       other subaccounts....   1,701,472      92,384     1,876,140      74,272     526,733      6,926     2,113,668       213,959
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
                               2,665,176     761,027     3,854,046     835,012     861,305     82,621     3,379,847       995,130
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
  Redemptions:
     Withdrawals &
       surrenders (note
       5)...................      30,748         150        90,270         249      16,154          0        31,676         9,036
     Annuity & death benefit
       payments.............      24,514         150         7,318      24,187       6,233          0        24,551         3,393
     Transfers to fixed &
       other subaccounts....     629,714      29,603       333,627      42,315     150,940        766       598,356        40,314
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
                                 684,976      29,903       431,215      66,751     173,327        766       654,583        52,743
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
       Net equity
          transactions......   1,980,200     731,124     3,422,831     768,261     687,978     81,855     2,725,264       942,387
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
          Net change in
            contract owners'
            equity..........   2,022,811     747,633     3,971,674     849,461     680,290     82,543     3,405,599     1,058,880
Contract owners' equity:
  Beginning of period.......     747,633           0       849,461           0      82,543          0     1,058,880             0
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
  End of period.............  $2,770,444    $747,633    $4,821,135    $849,461    $762,833    $82,543    $4,464,479    $1,058,880
                              ==========    ========    ==========    ========    ========    =======    ==========    ==========

---------------

(a) Period From May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                 LAZARD RETIREMENT FUNDS            SERIES TRUST PAINEWEBBER MUTUAL FUNDS
                                                 ------------------------    ----------------------------------------------------
                                                  EMERGING                   STRATEGIC       GROWTH       TACTICAL
                                                   MARKET      SMALL CAP       INCOME       & INCOME     ALLOCATION    SMALL CAP
                                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                 ----------    ----------    ----------    ----------    ----------    ----------
                                                  1999(c)       1999(c)       1999(c)       1999(c)       1999(c)       1999(c)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity......................  $     (382)    $    (73)     $  6,290     $   (1,686)   $   (5,601)    $  3,949
  Reinvested capital gains.....................           0        1,772             0              0       139,770            0
  Realized gain (loss).........................       7,541           92            80             20         3,383        3,388
  Unrealized gain (loss).......................     337,023        2,706        (6,631)        49,454        (8,939)       3,630
                                                 ----------     --------      --------     ----------    ----------     --------
     Net increase (decrease) in contract
      owners' equity from operations...........     344,182        4,497          (261)        47,788       128,613       10,967
                                                 ----------     --------      --------     ----------    ----------     --------
Equity transactions:
  Sales:
     Contract purchase payments................      60,799       37,710        62,640        452,561     1,012,466       76,544
     Transfers from fixed & other
      subaccounts..............................   1,583,671       94,733        67,127        110,944     1,067,505       41,922
                                                 ----------     --------      --------     ----------    ----------     --------
                                                  1,644,470      132,443       129,767        563,505     2,079,971      118,466
                                                 ----------     --------      --------     ----------    ----------     --------
  Redemptions:
     Withdrawals & surrenders (note 5).........       4,104            0         3,600              0        15,983            0
     Annuity & death benefit payments..........         399            0             0          1,405         2,089          120
     Transfers to fixed & other subaccounts....     193,294            0             0              0        21,095          524
                                                 ----------     --------      --------     ----------    ----------     --------
                                                    197,797            0         3,600          1,405        39,167          644
                                                 ----------     --------      --------     ----------    ----------     --------
       Net equity transactions.................   1,446,673      132,443       126,167        562,100     2,040,804      117,822
                                                 ----------     --------      --------     ----------    ----------     --------
          Net change in contract owners'
            equity.............................   1,790,855      136,940       125,906        609,888     2,169,417      128,789
Contract owners' equity:
  Beginning of period..........................           0            0             0              0             0            0
                                                 ----------     --------      --------     ----------    ----------     --------
  End of period................................  $1,790,855     $136,940      $125,906     $  609,888    $2,169,417     $128,789
                                                 ==========     ========      ========     ==========    ==========     ========

---------------

(c) Period From July 1, 1999 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Fidelity Variable Insurance Products Fund, J. P. Morgan Series Trust II, Janus Aspen Series, Salomon Brothers Variable Series Fund, Inc., Strong Variable Insurance Funds, Inc., Morgan Stanley Universal Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Funds and Series Trust PaineWebber Mutual Funds (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 or
   4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   Investments are valued at the net asset value of fund shares held at December 31, 1999. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

   At December 31, 1999 the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                                               MONEY
                                             EQUITY           MARKET           BOND            OMNI         INTERNATIONAL
          OHIO NATIONAL FUNDS              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
          -------------------             -------------     -----------     -----------     -----------     -------------
Aggregate Cost..........................  $154,799,612      $33,652,464     $11,799,222     $61,404,722     $ 38,371,658
Number of Shares........................     5,644,247        3,365,246       1,124,170       3,536,807        2,695,783

                                            CAPITAL
                                          APPRECIATION      SMALL CAP
          OHIO NATIONAL FUNDS              SUBACCOUNT      SUBACCOUNT
          -------------------             ------------     -----------
Aggregate Cost..........................  $27,977,115      $40,286,206
Number of Shares........................    2,176,748        1,848,024

                                          INTERNATIONAL     AGGRESSIVE         CORE          GROWTH &         S&P 500
                                            SMALL CO.         GROWTH          GROWTH          INCOME           INDEX
          OHIO NATIONAL FUNDS              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
          -------------------             -------------     -----------     -----------     -----------     ------------
Aggregate Cost..........................  $  7,801,451      $ 5,828,880     $ 6,951,119     $38,362,750     $ 90,295,159
Number of Shares........................       593,604          538,786         566,882       2,617,958        6,274,632

                                             SOCIAL         STRATEGIC
                                           AWARENESS         INCOME
          OHIO NATIONAL FUNDS              SUBACCOUNT      SUBACCOUNT
          -------------------             ------------     -----------
Aggregate Cost..........................  $ 1,422,857      $ 1,478,903
Number of Shares........................      125,754          150,571

                                             FIRSTAR
                                            GROWTH &         RELATIVE                         EQUITY        HIGH INCOME
                                             INCOME            VALUE         BLUE CHIP        INCOME            BOND
          OHIO NATIONAL FUNDS              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
          -------------------             -------------     -----------     -----------     -----------     ------------
Aggregate Cost..........................  $  1,205,576      $10,213,912     $ 2,791,103     $ 1,901,662     $  2,622,955
Number of Shares........................       114,095          743,307         264,428         166,980          276,836


                                            CAPITAL
                                             GROWTH
          OHIO NATIONAL FUNDS              SUBACCOUNT
          -------------------             ------------
Aggregate Cost..........................  $12,721,337
Number of Shares........................      554,651

                                           DOW TARGET       DOW TARGET      DOW TARGET      DOW TARGET       DOW TARGET
                                           10 JANUARY       10 FEBRUARY      10 MARCH        10 APRIL          10 MAY
          DOW TARGET 10 FUNDS              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
          -------------------             -------------     -----------     -----------     -----------     ------------
Aggregate Cost..........................  $    359,318      $ 1,150,617     $ 1,096,322     $ 1,388,499     $    842,774
Number of Shares........................        34,996          113,200         104,272         125,235           86,217

                                           DOW TARGET
                                            10 JUNE
          DOW TARGET 10 FUNDS              SUBACCOUNT
          -------------------             ------------
Aggregate Cost..........................  $ 1,308,535
Number of Shares........................      129,168

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                 DOW TARGET    DOW TARGET     DOW TARGET    DOW TARGET    DOW TARGET    DOW TARGET
                                   10 JULY      10 AUGUST    10 SEPTEMBER   10 OCTOBER    10 NOVEMBER   10 DECEMBER
      DOW TARGET 10 FUNDS        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
      -------------------        -----------   -----------   ------------   -----------   -----------   -----------
Aggregate Cost.................  $1,112,187    $  918,489     $1,597,070    $1,473,753    $1,332,759    $1,251,018
Number of Shares...............     112,129        90,620        167,081       151,583       131,595       125,938

                              DOW TARGET 5   DOW TARGET 5   DOW TARGET 5   DOW TARGET 5
                               SEPTEMBER       OCTOBER        NOVEMBER       DECEMBER
     DOW TARGET 5 FUNDS        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
     ------------------       ------------   ------------   ------------   ------------
Aggregate Cost..............  $    96,064     $  215,160     $  104,917     $  105,984
Number of Shares............       10,835         21,863         10,424         10,621

                                                                                            JP MORGAN
                                           FIDELITY VIP   FIDELITY VIP    FIDELITY VIP    TRUST II SMALL   JANUS ASPEN
                                              GROWTH      EQUITY INCOME    HIGH INCOME       COMPANY         GROWTH
                                            SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                           ------------   -------------   -------------   --------------   -----------
Aggregate Cost...........................  $ 8,774,982     $7,504,442       $2,844,696      $1,927,350     $38,375,097
Number of Shares.........................      212,887        302,700          235,134         158,287      1,362,986

                                            JANUS ASPEN    JANUS ASPEN
                                           INTERNATIONAL    WORLDWIDE
                                              GROWTH         GROWTH
                                            SUBACCOUNT     SUBACCOUNT
                                           -------------   -----------
Aggregate Cost...........................    $7,509,639    $26,762,858
Number of Shares.........................       204,936        702,760

                                                         SALOMON BROS    SALOMON BROS    SALOMON BROS
                                           JANUS ASPEN     VARIABLE     VARIABLE TOTAL     VARIABLE         STRONG
                                            BALANCED       CAPITAL          RETURN        INVESTORS     OPPORTUNITY II
                                           SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                           -----------   ------------   --------------   ------------   --------------
Aggregate Cost...........................  $35,258,280    $  972,865      $1,463,542      $  421,788     $ 2,685,146
Number of Shares.........................   1,450,522         81,189         139,148          36,955         112,325


                                              STRONG        STRONG MID-
                                           SCHAFER VALUE   CAP GROWTH II
                                           II SUBACCOUNT    SUBACCOUNT
                                           -------------   -------------
Aggregate Cost...........................    $  543,011     $10,914,003
Number of Shares.........................        57,620         504,828

                                                                              MORGAN
                                  MORGAN         MORGAN        MORGAN        STANLEY        GOLDMAN       GOLDMAN       GOLDMAN
                                 STANLEY        STANLEY        STANLEY      UNIVERSAL      SACHS VIT     SACHS VIT     SACHS VIT
                                UNIVERSAL     UNIVERSAL US    UNIVERSAL    EMERGING MKT    GROWTH &       CORE US       GLOBAL
                               FIXED INCOME   REAL ESTATE       VALUE          DEBT         INCOME        EQUITY        INCOME
                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                               ------------   ------------   -----------   ------------   -----------   -----------   -----------
Aggregate Cost...............  $ 4,389,858     $  470,471    $  957,148     $  176,905    $2,724,929    $4,262,363    $   793,307
Number of Shares.............      416,282         48,607        84,015         26,053       254,403       344,859         77,602

                                  GOLDMAN       LAZARD                                                  PAINEWEBBER
                                 SACHS VIT    RETIREMENT      LAZARD      PAINEWEBBER    PAINEWEBBER     TACTICAL     PAINEWEBBER
                                  CAPITAL      EMERGING     RETIREMENT     STRATEGIC       GROWTH &     ALLOCATION     SMALL CAP
                                  GROWTH         MKT.        SMALL CAP    INCOME CLASS   INCOME CLASS     CLASS I       CLASS I
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    I SUBACCOUNT   I SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                -----------   -----------   -----------   ------------   ------------   -----------   -----------
Aggregate Cost................  $3,796,297    $1,453,832    $  134,234     $  132,538    $   560,434    $2,178,355    $   125,159
Number of Shares..............     318,664       162,657        13,945         10,734         37,302       131,639          8,445

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(3) CONTRACTS IN ACCUMULATION PERIOD

   At December 31, 1999 the accumulation units and value per unit of the respective subaccounts and products were:

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
EQUITY SUBACCOUNT
  Combination...............................................       22,199.2511        165.193487      $ 3,667,172
  Back Load.................................................       12,091.7675         92.649498      $ 1,120,296
  Top I.....................................................      131,062.9630         74.150642      $ 9,718,403
  Top Tradition.............................................    1,219,723.6309         63.810576      $77,831,267
  Top Plus..................................................      669,137.8655         21.928573      $14,673,239
  Investar Vision...........................................       66,790.5089         14.295961      $   954,835
  Top Spectrum..............................................      172,339.5334         14.295961      $ 2,463,759
  Top Explorer..............................................      434,985.3579         14.631033      $ 6,364,285
  Oncore Flex...............................................      219,592.1347         10.796756      $ 2,370,883
  Oncore Value..............................................      743,492.8286         10.828904      $ 8,051,212
  Oncore Premier............................................    1,844,641.0473         10.802093      $19,925,984
  Oncore Xtra...............................................      103,022.6272         10.802093      $ 1,112,860
  Firstar Oncore Flex.......................................        5,591.0312         10.796756      $    60,365
  Firstar Oncore Value......................................        3,452.8887         10.828904      $    37,391
  Firstar Oncore Premier....................................       11,636.4486         10.802093      $   125,698
MONEY MARKET SUBACCOUNT
  VIA.......................................................       13,700.6031         29.394756      $   402,726
  Top I.....................................................       19,340.2021         22.273016      $   430,765
  Top Tradition.............................................      241,774.3690         19.846031      $ 4,798,261
  Top Plus..................................................      203,403.8299         12.825076      $ 2,608,669
  Investar Vision...........................................       14,445.6480         11.182556      $   161,539
  Top Spectrum..............................................       88,645.8194         11.182556      $   991,287
  Top Explorer..............................................      405,403.8835         11.110127      $ 4,504,089
  Oncore Flex...............................................      549,557.1660         10.606650      $ 5,828,961
  Oncore Value..............................................      482,255.4251         10.712095      $ 5,165,966
  Oncore Premier............................................      499,522.8606         10.624086      $ 5,306,974
  Oncore Xtra...............................................       16,673.1519         10.624086      $   177,137
  Firstar Oncore Flex.......................................       31,390.5899         10.606650      $   332,949
  Firstar Oncore Value......................................        5,626.0703         10.712095      $    60,267
  Firstar Oncore Premier....................................      261,412.0405         10.624086      $ 2,777,264
BOND SUBACCOUNT
  Top I.....................................................       18,331.0173         31.073387      $   569,607
  Top Tradition.............................................      115,711.6390         28.103600      $ 3,251,913
  Top Plus..................................................      152,433.1192         12.878760      $ 1,963,149
  Investar Vision...........................................       54,573.4271         11.106666      $   606,129
  Top Spectrum..............................................       31,151.3413         11.106666      $   345,988
  Top Explorer..............................................      171,923.5035         11.176431      $ 1,921,491
  Oncore Flex...............................................        2,370.7814         10.118406      $    23,989
  Oncore Value..............................................       24,571.5807         10.219005      $   251,097
  Oncore Premier............................................       84,867.0134         10.135054      $   860,132
  Firstar Oncore Flex.......................................          964.0847         10.118406      $     9,755
  Firstar Oncore Value......................................       10,005.1815         10.219005      $   102,243
  Firstar Oncore Premier....................................       91,401.6837         10.135054      $   926,361

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
OMNI SUBACCOUNT
  Top I.....................................................      105,728,6917         44.721902      $ 4,728,388
  Top Tradition.............................................    1,081,115.0680         44.619627      $48,238,951
  Top Plus..................................................      659,687.1543         18.649833      $12,303,055
  Investar Vision...........................................       60,224.4934         13.141868      $   791,462
  Top Spectrum..............................................      198,651.9109         13.141868      $ 2,610,657
  Top Explorer..............................................      615,889.6081         13.301816      $ 8,192,450
  Oncore Flex...............................................          263.8439         10.283878      $     2,713
  Oncore Value..............................................       69,067.7826         10.386121      $   717,347
  Oncore Premier............................................      163,287.1967         10.300804      $ 1,681,990
  Firstar Oncore Value......................................        2,628.9892         10.386121      $    27,305
  Firstar Oncore Premier....................................       29,455.0794         10.300804      $   303,411
INTERNATIONAL SUBACCOUNT
  Top I.....................................................       63,487.2893         28.609795      $ 1,816,358
  Top Tradition.............................................    1,299,713.2342         28.609795      $37,184,529
  Top Plus..................................................      457,105.5723         25.287344      $11,558,985
  Investar Vision...........................................       23,903.6867         17.107592      $   408,935
  Top Spectrum..............................................       66,159.4896         17.107592      $ 1,131,829
  Top Explorer..............................................      255,314.7486         16.724379      $ 4,269,981
  Oncore Flex...............................................       62,642.6234         15.413858      $   965,565
  Oncore Value..............................................        5,655.0111         15.566909      $    88,031
  Oncore Premier............................................       34,631.4387         15.439196      $   534,682
  Oncore Xtra...............................................        1,661.9389         15.439196      $    25,659
  Firstar Oncore Premier....................................        1,124.9290         15.439196      $    17,368
CAPITAL APPRECIATION SUBACCOUNT
  Top I.....................................................       28,664.3419         16.361968      $   469,005
  Top Tradition.............................................      536,418.7191         16.361968      $ 8,776,866
  Top Plus..................................................      386,713.4574         18.313827      $ 7,082,203
  Investar Vision...........................................       56,716.0246         12.464184      $   706,919
  Top Spectrum..............................................      111,546.4445         12.464184      $ 1,390,336
  Top Explorer..............................................      318,046.5338         12.529034      $ 3,984,816
  Oncore Flex...............................................       16,305.1798         10.310477      $   168,114
  Oncore Value..............................................       86,824.8899         10.412976      $   904,105
  Oncore Premier............................................      243,692.9690         10.327441      $ 2,516,725
  Oncore Xtra...............................................        3,443.1569         10.327441      $    35,559
  Firstar Oncore Flex.......................................        2,324.3348         10.310477      $    23,965
  Firstar Oncore Value......................................        1,865.3649         10.412976      $    19,424
  Firstar Oncore Premier....................................       22,942.8568         10.327441      $   236,941
SMALL CAP SUBACCOUNT
  Top I.....................................................       47,967.0784         34.040041      $ 1,632,802
  Top Tradition.............................................      776,054.7071         34.040041      $26,416,934
  Top Plus..................................................      343,324.8170         44.681338      $15,340,212
  Investar Vision...........................................       72,280.4890         24.101318      $ 1,742,055
  Top Spectrum..............................................       76,021.6223         24.101318      $ 1,832,221
  Top Explorer..............................................      404,960.9957         28.306164      $11,462,892

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
INTERNATIONAL SMALL COMPANY
  Top I.....................................................          231.0028         26.188124      $     6,049
  Top Tradition.............................................      157,346.9200         26.188124      $ 4,120,621
  Top Plus..................................................      120,355.3194         28.196610      $ 3,393,612
  Investar Vision...........................................        7,695.9074         23.172470      $   178,333
  Top Spectrum..............................................       21,886.1016         23.172470      $   507,155
  Top Explorer..............................................      164,036.4555         22.624490      $ 3,711,241
  Oncore Flex...............................................          107.5086         15.087923      $     1,622
  Oncore Value..............................................        5,266.9779         15.117443      $    79,623
  Oncore Premier............................................        1,315.0321         15.092821      $    19,848
AGGRESSIVE GROWTH SUBACCOUNT
  Top Tradition.............................................      191,691.5942         12.995269      $ 2,491,084
  Top Plus..................................................       98,740.1647         15.731920      $ 1,553,372
  Investar Vision...........................................       45,289.6168         12.368283      $   560,155
  Top Spectrum..............................................       46,464.0777         12.368283      $   574,681
  Top Explorer..............................................       85,202.1169         13.773504      $ 1,173,532
CORE GROWTH SUBACCOUNT
  Top I.....................................................          782.9558         14.122842      $    11,057
  Top Tradition.............................................      202,849.2709         20.917283      $ 4,243,056
  Top Plus..................................................      110,748.2657         21.041443      $ 2,330,303
  Top Spectrum..............................................        1,003.2042         14.116011      $    14,161
  Top Explorer..............................................      122,648.8349         24.676170      $ 3,026,504
GROWTH & INCOME SUBACCOUNT
  Top I.....................................................        1,629.5810         13.191296      $    21,497
  Top Tradition.............................................      756,197.0985         22.964177      $17,365,444
  Top Plus..................................................      408,286.0826         23.100411      $ 9,431,576
  Investar Vision...........................................          240.2768         14.870514      $     3,573
  Top Explorer..............................................      617,635.0271         23.168879      $14,309,911
  Oncore Flex...............................................        6,942.7025         14.846078      $   103,072
  Oncore Value..............................................      125,615.4096         14.993591      $ 1,883,426
  Oncore Premier............................................      368,539.1782         14.870514      $ 5,480,367
  Oncore Xtra...............................................        2,199.1170         14.870514      $    32,702
  Firstar Oncore Flex.......................................        1,509.3549         14.846078      $    22,408
  Firstar Oncore Value......................................        4,277.2275         14.993591      $    64,131
  Firstar Oncore Premier....................................       26,400.3652         14.870514      $   392,587

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
S&P 500 INDEX SUBACCOUNT
  Top I.....................................................        4,722.4921         11.093933      $    52,391
  Top Tradition.............................................    1,516,466.2322         20.822980      $31,577,346
  Top Plus..................................................      682,512.8159         20.946479      $14,296,240
  Investar Vision...........................................      120,329.4683         14.189120      $ 1,707,369
  Top Spectrum..............................................      204,487.9076         14.189120      $ 2,901,503
  Top Explorer..............................................    1,108,627.0983         20.224865      $22,421,833
  Oncore Flex...............................................      152,919.5982         13.777077      $ 2,106,785
  Oncore Value..............................................      362,073.4946         13.913990      $ 5,037,887
  Oncore Premier............................................    1,239,736.3041         13.799740      $17,108,039
  Oncore Xtra...............................................       19,198.0429         13.799740      $   264,928
  Firstar Oncore Flex.......................................       16,048.0340         13.777077      $   221,095
  Firstar Oncore Value......................................       20,350.5968         13.913990      $   283,158
  Firstar Oncore Premier....................................      249,937.0278         13.799740      $ 3,449,066
SOCIAL AWARENESS SUBACCOUNT
  Top Tradition.............................................       25,583.6255         11.102565      $   284,044
  Top Plus..................................................       26,823.5962         11.168486      $   299,579
  Top Explorer..............................................       60,486.5340         11.781890      $   712,646
STRATEGIC INCOME SUBACCOUNT
  Investar Vision...........................................       76,570.0134          9.787698      $   749,444
  Top Spectrum..............................................       33,039.0715          9.787698      $   323,376
  Firstar Oncore Flex.......................................        1,370.0386          9.306326      $    12,750
  Firstar Oncore Premier....................................       17,414.7043          9.314702      $   162,213
FIRSTAR GROWTH & INCOME SUBACCOUNT
  Investar Vision...........................................       88,531.2834         11.020029      $   975,617
  Top Spectrum..............................................       11,303.1927         11.020029      $   124,562
  Firstar Oncore Flex.......................................        3,708.7039          9.964343      $    36,955
  Firstar Oncore Value......................................        1,820.4364         10.018395      $    18,238
  Firstar Oncore Premier....................................        5,601.2747          9.973311      $    55,863
RELATIVE VALUE SUBACCOUNT
  Investar Vision...........................................      591,807.6008         15.956711      $ 9,443,303
  Top Spectrum..............................................       38,383.0847         15.956711      $   612,468
  Firstar Oncore Flex.......................................       10,856.7359         10.614952      $   115,244
  Firstar Oncore Value......................................       39,249.6897         10.672522      $   418,893
  Firstar Oncore Premier....................................      121,451.5170         10.624504      $ 1,290,362
BLUE CHIP SUBACCOUNT
  Top I.....................................................          699.2021         10.358691      $     7,243
  Oncore Flex...............................................       17,594.8811         10.580255      $   186,158
  Oncore Value..............................................       57,832.0614         10.685458      $   617,962
  Oncore Premier............................................      182,178.0098         10.597676      $ 1,930,664
  Firstar Oncore Flex.......................................          178.2566         10.580255      $     1,886
  Firstar Oncore Value......................................          779.6577         10.685458      $     8,331
  Firstar Oncore Premier....................................        6,180.6947         10.597676      $    65,501

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
EQUITY INCOME SUBACCOUNT
  Top Tradition.............................................        1,549.5123         10.913281      $    16,910
  Top Plus..................................................          179.1173         10.916683      $     1,956
  Top Explorer..............................................          389.7263         10.909733      $     4,252
  Oncore Flex...............................................        6,537.5828         12.266014      $    80,190
  Oncore Value..............................................       18,877.0369         12.387932      $   233,847
  Oncore Premier............................................      116,891.7176         12.286197      $ 1,436,155
  Firstar Oncore Flex.......................................          386.1890         12.266014      $     4,737
  Firstar Oncore Value......................................        4,384.4283         12.387932      $    54,314
  Firstar Oncore Premier....................................       19,047.1470         12.286197      $   234,017
HIGH INCOME BOND SUBACCOUNT
  Top Tradition.............................................        1,172.5307         10.285653      $    12,060
  Oncore Flex...............................................       12,614.0371          9.935713      $   125,330
  Oncore Value..............................................       39,226.8291         10.034493      $   393,621
  Oncore Premier............................................      184,858.1910          9.952059      $ 1,839,720
  Oncore Xtra...............................................        3,057.6587          9.952059      $    30,430
  Firstar Oncore Flex.......................................          242.3580          9.935713      $     2,408
  Firstar Oncore Value......................................        4,725.8990         10.034493      $    47,422
  Firstar Oncore Premier....................................       10,164.8312          9.952059      $   101,161
CAPITAL GROWTH SUBACCOUNT
  Top I.....................................................          247.1413         14.195676      $     3,508
  Top Tradition.............................................       14,664.6816         14.195676      $   208,175
  Top Plus..................................................       11,597.0845         14.200260      $   164,682
  Investar Vision...........................................          843.1787         30.942431      $    26,090
  Top Spectrum..............................................          479.9235         30.942431      $    14,850
  Top Explorer..............................................        9,169.6502         14.191098      $   130,127
  Oncore Flex...............................................        7,636.6292         30.891708      $   235,909
  Oncore Value..............................................       93,895.6043         31.198097      $ 2,929,364
  Oncore Premier............................................      303,977.5456         30.942431      $ 9,405,804
  Oncore Xtra...............................................       15,448.2368         30.942431      $   478,006
  Firstar Oncore Flex.......................................       26,333.5391         30.891708      $   813,488
  Firstar Oncore Value......................................        3,335.4919         31.198097      $   104,061
  Firstar Oncore Premier....................................       33,073.0963         30.942431      $ 1,023,362
DOW TARGET 10 JANUARY SUBACCOUNT
  Oncore Flex...............................................          127.7672         10.154375      $     1,297
  Oncore Value..............................................       21,069.8577         10.214066      $   215,209
  Oncore Premier............................................       13,239.9717         10.164283      $   134,575
DOW TARGET 10 FEBRUARY SUBACCOUNT
  Oncore Flex...............................................       38,068.4590         10.538202      $   401,174
  Oncore Value..............................................       14,604.7362         10.595352      $   154,742
  Oncore Premier............................................       45,898.9474         10.547674      $   484,127
  Firstar Oncore Premier....................................       11,433.6109         10.547674      $   120,598
DOW TARGET 10 MARCH SUBACCOUNT
  Oncore Flex...............................................       12,835.8989         10.096966      $   129,603
  Oncore Value..............................................       10,785.0043         10.147105      $   109,437
  Oncore Premier............................................       75,897.2123         10.105289      $   766,963
  Firstar Oncore Premier....................................          981.4662         10.105289      $     9,918

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
DOW TARGET 10 APRIL SUBACCOUNT
  Oncore Flex...............................................          884.2933         10.162000      $     8,986
  Oncore Value..............................................       13,146.5142         10.207320      $   134,191
  Oncore Premier............................................      103,816.9033         10.169517      $ 1,055,768
  Firstar Oncore Value......................................        3,373.5594         10.207320      $    34,435
  Firstar Oncore Premier....................................        2,185.6495         10.169517      $    22,227
DOW TARGET 10 MAY SUBACCOUNT
  Oncore Flex...............................................        1,438.0558          8.314354      $    11,957
  Oncore Value..............................................        5,995.1960          8.347547      $    50,045
  Oncore Premier............................................       63,444.7734          8.319856      $   527,851
  Firstar Oncore Value......................................        2,300.4363          8.347547      $    19,203
  Firstar Oncore Premier....................................       12,909.7186          8.319856      $   107,407
DOW TARGET 10 JUNE SUBACCOUNT
  Oncore Flex...............................................        1,643.9210          8.965064      $    14,737
  Oncore Value..............................................       13,889.1281          8.996165      $   124,949
  Oncore Premier............................................       99,994.4823          8.970220      $   896,973
  Firstar Oncore Value......................................        4,883.6365          8.996165      $    43,934
  Firstar Oncore Premier....................................        8,513.3921          8.970220      $    76,367
DOW TARGET 10 JULY SUBACCOUNT
  Oncore Flex...............................................          228.7927          8.841905      $     2,023
  Oncore Value..............................................       28,049.1275          8.868269      $   248,747
  Oncore Premier............................................       69,698.4928          8.846278      $   616,572
  Firstar Oncore Value......................................        2,237.5280          8.868269      $    19,843
  Firstar Oncore Premier....................................       11,519.8731          8.846278      $   101,908
DOW TARGET 10 AUGUST SUBACCOUNT
  Oncore Flex...............................................        2,888.8557          8.907985      $    25,734
  Oncore Value..............................................        9,506.7369          8.930326      $    84,899
  Oncore Premier............................................       67,579.8599          8.911699      $   602,251
  Firstar Oncore Value......................................        1,942.8182          8.930326      $    17,350
  Firstar Oncore Premier....................................        8,316.2593          8.911699      $    74,112
DOW TARGET 10 SEPTEMBER SUBACCOUNT
  Oncore Flex...............................................        9,967.2466          8.789882      $    87,611
  Oncore Value..............................................       77,832.1797          8.807215      $   685,485
  Oncore Premier............................................       64,943.2943          8.792764      $   571,031
  Firstar Oncore Flex.......................................          573.2728          8.789882      $     5,039
  Firstar Oncore Value......................................        1,750.8372          8.807215      $    15,420
  Firstar Oncore Premier....................................       11,625.4684          8.792764      $   102,220
DOW TARGET 10 OCTOBER SUBACCOUNT
  Oncore Flex...............................................       13,448.1146          9.232746      $   124,163
  Oncore Value..............................................       60,898.7628          9.246429      $   563,096
  Oncore Premier............................................       60,045.8544          9.235010      $   554,524
  Firstar Oncore Flex.......................................          745.6070          9.232746      $     6,884
  Firstar Oncore Value......................................        2,718.5630          9.246429      $    25,137
  Firstar Oncore Premier....................................       13,142.2706          9.235010      $   121,369

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
DOW TARGET 10 NOVEMBER SUBACCOUNT
  Top Tradition.............................................        2,102.4403         10.093952      $    21,222
  Top Plus..................................................          660.3492         10.097329      $     6,668
  Top Explorer..............................................          332.4929         10.090668      $     3,355
  Oncore Flex...............................................        4,234.1802         10.087394      $    42,712
  Oncore Value..............................................       61,898.0895         10.097239      $   625,000
  Oncore Premier............................................       54,376.6379         10.089029      $   548,607
  Firstar Oncore Value......................................        1,305.5054         10.097239      $    13,182
  Firstar Oncore Premier....................................        6,515.3941         10.089029      $    65,734
DOW TARGET 10 DECEMBER SUBACCOUNT
  Top Tradition.............................................            7.2611         10.007412      $        73
  Top Plus..................................................          484.1448         10.009047      $     4,846
  Oncore Flex...............................................          726.5836         10.004157      $     7,269
  Oncore Value..............................................       61,341.2462         10.009047      $   613,967
  Oncore Premier............................................       55,848.8491         10.004968      $   558,766
  Oncore Xtra...............................................        1,047.1778         10.004968      $    10,477
  Firstar Oncore Value......................................        1,653.1044         10.009047      $    16,546
  Firstar Oncore Premier....................................        4,866.6822         10.004968      $    48,691
DOW TARGET 5 SEPTEMBER SUBACCOUNT
  Oncore Value..............................................        1,002.8667          7.498869      $     7,520
  Oncore Premier............................................        9,789.5370          7.486547      $    73,290
DOW TARGET 5 OCTOBER SUBACCOUNT
  Oncore Value..............................................          945.5992          8.510857      $     8,048
  Oncore Premier............................................       20,566.0291          8.500346      $   174,818
  Firstar Oncore Premier....................................          269.8714          8.500346      $     2,294
DOW TARGET 5 NOVEMBER SUBACCOUNT
  Top Tradition.............................................           60.2390          9.960325      $       600
  Top Explorer..............................................        1,151.1721          9.957083      $    11,462
  Oncore Value..............................................        1,906.6407          9.963566      $    18,997
  Oncore Premier............................................        6,840.9733          9.955465      $    68,105
  Firstar Oncore Premier....................................          442.5710          9.955465      $     4,406
DOW TARGET 5 DECEMBER SUBACCOUNT
  Top Tradition.............................................          532.4209         10.006724      $     5,328
  Top Plus..................................................          791.7667         10.008355      $     7,924
  Top Explorer..............................................          124.0258         10.005092      $     1,241
  Oncore Value..............................................          261.8501         10.008355      $     2,621
  Oncore Premier............................................        4,715.5920         10.004277      $    47,176
  Oncore Xtra...............................................        2,906.1570         10.004277      $    29,074
  Firstar Oncore Premier....................................        1,280.9521         10.004277      $    12,815
FIDELITY VIP GROWTH SUBACCOUNT
  Top Explorer..............................................      501,352.0110         23.324677      $11,693,874
FIDELITY VIP EQUITY INCOME SUBACCOUNT
  Top Explorer..............................................      538,074.3966         14.463459      $ 7,782,417
FIDELITY VIP HIGH INCOME BOND SUBACCOUNT
  Top Explorer..............................................      225,514.1729         11.792460      $ 2,659,367

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
JP MORGAN TRUST II SMALL COMPANY SUBACCOUNT
  Oncore Flex...............................................        7,491.1401         11.845638      $    88,738
  Oncore Value..............................................       49,349.7616         11.963367      $   590,389
  Oncore Premier............................................      149,563.3049         11.865119      $ 1,774,586
  Oncore Xtra...............................................        1,352.1145         11.865119      $    16,043
  Firstar Oncore Value......................................        1,440.8987         11.963367      $    17,238
  Firstar Oncore Premier....................................       13,582.1647         11.865119      $   161,154
JANUS ASPEN GROWTH SUBACCOUNT
  Top I.....................................................        7,706.6564         11.657335      $    89,839
  Top Tradition.............................................      140,899.1550         11.657335      $ 1,642,509
  Top Plus..................................................       44,857.9544         11.661117      $   523,094
  Investar Vision...........................................        4,815.7947         16.412037      $    79,037
  Top Spectrum..............................................        9,514.7848         16.412037      $   156,157
  Top Explorer..............................................      151,546.5339         11.653548      $ 1,766,055
  Oncore Flex...............................................      163,861.6926         16.385089      $ 2,684,888
  Oncore Value..............................................      364,524.6723         16.547829      $ 6,032,092
  Oncore Premier............................................    1,570,318.5421         16.412037      $25,772,126
  Oncore Xtra...............................................       37,224.0204         16.412037      $   610,922
  Firstar Oncore Flex.......................................       17,862.7653         16.385089      $   292,683
  Firstar Oncore Value......................................       45,332.4119         16.547829      $   750,153
  Firstar Oncore Premier....................................      332,982.7979         16.412037      $ 5,464,926
JANUS ASPEN INTERNATIONAL GROWTH SUBACCOUNT
  Oncore Flex...............................................      228,781.0129         17.719378      $ 4,053,858
  Oncore Value..............................................       47,710.8170         17.895206      $   853,795
  Oncore Premier............................................      134,070.6983         17.748475      $ 2,379,550
  Oncore Xtra...............................................       16,246.1845         17.748475      $   288,345
  Firstar Oncore Flex.......................................          103.3332         17.719378      $     1,831
  Firstar Oncore Value......................................          825.4725         17.895206      $    14,772
  Firstar Oncore Premier....................................       18,747.5262         17.748475      $   332,740
JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT
  Top I.....................................................        3,184.5992         13.225533      $    42,118
  Top Tradition.............................................       84,103.9890         13.225533      $ 1,112,320
  Top Plus..................................................       19,885.7167         13.229802      $   263,084
  Investar Vision...........................................       97,360.0362         16.718939      $ 1,627,757
  Top Spectrum..............................................       44,451.8431         16.718939      $   743,188
  Top Explorer..............................................       33,157.7854         13.221258      $   438,387
  Oncore Flex...............................................      363,327.4600         17.009248      $ 6,179,927
  Oncore Value..............................................      305,606.7470         17.178057      $ 5,249,730
  Oncore Premier............................................      912,558.4929         17.037179      $15,547,422
  Oncore Xtra...............................................        6,228.0851         17.037179      $   106,109
  Firstar Oncore Flex.......................................        7,330.4240         17.009248      $   124,685
  Firstar Oncore Value......................................       14,111.1411         17.178057      $   242,402
  Firstar Oncore Premier....................................      110,328.3002         17.037179      $ 1,879,683

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
JANUS ASPEN BALANCED SUBACCOUNT
  Top I.....................................................        9,739.4961         11.025619      $   107,384
  Top Tradition.............................................       60,253.1661         11.025619      $   664,329
  Top Plus..................................................       48,822.7898         11.029199      $   538,476
  Investar Vision...........................................      232,501.0013         14.945572      $ 3,474,860
  Top Spectrum..............................................      168,998.6313         14.945572      $ 2,525,781
  Top Explorer..............................................       31,406.7719         11.022042      $   346,167
  Oncore Flex...............................................       96,016.6259         14.511033      $ 1,393,300
  Oncore Value..............................................      291,076.5804         14.655190      $ 4,265,783
  Oncore Premier............................................    1,278,972.6940         14.534895      $18,589,734
  Oncore Xtra...............................................        6,425.7086         14.534895      $    93,397
  Firstar Oncore Flex.......................................       27,171.4633         14.511033      $   394,286
  Firstar Oncore Value......................................       68,197.9558         14.655190      $   999,454
  Firstar Oncore Premier....................................      488,866.1390         14.534895      $ 7,105,618
SALOMON BROTHERS VARIABLE CAPITAL SUBACCOUNT
  Oncore Flex...............................................       22,316.3893         12.822212      $   286,146
  Oncore Value..............................................       15,061.3061         12.949634      $   195,038
  Oncore Premier............................................       48,410.0533         12.843310      $   621,745
  Firstar Oncore Value......................................          176.4529         12.949634      $     2,285
  Firstar Oncore Premier....................................          360.9661         12.843310      $     4,636
SALOMON BROTHERS VARIABLE TOTAL RETURN SUBACCOUNT
  Oncore Flex...............................................        4,262.9418          9.927581      $    42,321
  Oncore Value..............................................       29,172.3088         10.026301      $   292,490
  Oncore Premier............................................      104,876.9471          9.943926      $ 1,042,889
  Firstar Oncore Value......................................          212.3415         10.026301      $     2,129
  Firstar Oncore Premier....................................        4,390.3183          9.943926      $    43,657
SALOMON BROTHERS VARIABLE INVESTORS SUBACCOUNT
  Oncore Flex...............................................        7,637.0180         11.137851      $    85,060
  Oncore Value..............................................        7,740.9521         11.248581      $    87,075
  Oncore Premier............................................       20,591.3978         11.156179      $   229,721
  Oncore Xtra...............................................          595.7237         11.156179      $     6,646
  Firstar Oncore Premier....................................        3,895.0612         11.156179      $    43,454
STRONG OPPORTUNITY II SUBACCOUNT
  Top Tradition.............................................        1,268.4347         11.158443      $    14,154
  Top Spectrum..............................................          118.3234         12.694022      $     1,502
  Top Explorer..............................................          374.7290         11.154825      $     4,180
  Oncore Flex...............................................        3,803.2515         12.673177      $    48,199
  Oncore Value..............................................       42,101.5604         12.799099      $   538,862
  Oncore Premier............................................      164,057.5372         12.694022      $ 2,082,550
  Firstar Oncore Value......................................        1,842.3172         12.799099      $    23,580
  Firstar Oncore Premier....................................       16,251.7443         12.694022      $   206,300

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
STRONG SCHAFER VALUE II SUBACCOUNT
  Top Tradition.............................................          371.6809         10.284400      $     3,822
  Top Plus..................................................        1,392.3937         10.287746      $    14,325
  Oncore Flex...............................................        2,014.9968          8.982623      $    18,100
  Oncore Value..............................................       15,955.9657          9.071960      $   144,752
  Oncore Premier............................................       19,061.9690          8.997405      $   171,508
  Firstar Oncore Flex.......................................        1,481.5272          8.982623      $    13,308
  Firstar Oncore Value......................................          737.3269          9.071960      $     6,689
  Firstar Oncore Premier....................................       17,003.5694          8.997405      $   152,988
STRONG MID-CAP GROWTH II SUBACCOUNT
  Top I.....................................................        1,509.6402         12.916791      $    19,500
  Top Tradition.............................................       15,603.5461         12.916791      $   201,548
  Top Plus..................................................        5,045.1508         12.920972      $    65,188
  Investar Vision...........................................        1,270.9128         21.584486      $    27,432
  Top Spectrum..............................................          374.1113         21.584486      $     8,075
  Top Explorer..............................................       14,858.2299         12.912611      $   191,859
  Oncore Flex...............................................       19,020.8819         21.549079      $   409,882
  Oncore Value..............................................      141,224.8199         21.762989      $ 3,073,474
  Oncore Premier............................................      446,689.2989         21.584486      $ 9,641,559
  Oncore Xtra...............................................        9,304.8313         21.584486      $   200,840
  Firstar Oncore Flex.......................................        1,322.0055         21.549079      $    28,488
  Firstar Oncore Value......................................        9,237.7017         21.762989      $   201,040
  Firstar Oncore Premier....................................       58,503.2694         21.584486      $ 1,262,763
MORGAN STANLEY UNIVERSAL FIXED INCOME SUBACCOUNT
  Oncore Flex...............................................       30,259.2291         10.120748      $   306,246
  Oncore Value..............................................       36,367.5348         10.221395      $   371,727
  Oncore Premier............................................      194,186.8821         10.137397      $ 1,968,550
  Oncore Xtra...............................................          975.7929         10.137397      $     9,892
  Firstar Oncore Value......................................       14,676.5681         10.221395      $   150,015
  Firstar Oncore Premier....................................      135,853.5135         10.137397      $ 1,377,201
MORGAN STANLEY UNIVERSAL US REAL ESTATE SUBACCOUNT
  Top Tradition.............................................        2,245.1975         10.146637      $    22,781
  Top Plus..................................................        1,072.0214         10.149941      $    10,881
  Top Spectrum..............................................        3,269.8629          8.687826      $    28,408
  Top Explorer..............................................          197.1736         10.143343      $     2,000
  Oncore Flex...............................................          523.0088          8.673554      $     4,536
  Oncore Value..............................................       12,694.2055          8.759824      $   111,199
  Oncore Premier............................................       25,702.5009          8.687826      $   223,299
  Firstar Oncore Flex.......................................        1,174.7203          8.673554      $    10,189
  Firstar Oncore Value......................................          672.2738          8.759824      $     5,889
  Firstar Oncore Premier....................................        2,719.5526          8.687826      $    23,627
MORGAN STANLEY UNIVERSAL VALUE SUBACCOUNT
  Oncore Flex...............................................        4,534.2658          8.506511      $    38,570
  Oncore Value..............................................       11,661.5696          8.591085      $   100,186
  Oncore Premier............................................       83,613.7461          8.520515      $   712,432
  Firstar Oncore Premier....................................        6,198.5690          8.520515      $    52,815

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
MORGAN STANLEY UNIVERSAL EMERGING MKT DEBT SUBACCOUNT
  Oncore Value..............................................        5,639.6427          8.645671      $    48,758
  Oncore Premier............................................       12,095.4295          8.574587      $   103,713
  Firstar Oncore Value......................................          263.7158          8.645671      $     2,280
  Firstar Oncore Premier....................................        2,947.4306          8.574587      $    25,273
GOLDMAN SACHS VIT GROWTH & INCOME SUBACCOUNT
  Top I.....................................................           80.6364         10.502077      $       847
  Top Tradition.............................................        2,420.2744         10.502077      $    25,418
  Top Explorer..............................................           14.9702         10.498657      $       157
  Oncore Flex...............................................       32,934.3714          9.183018      $   302,437
  Oncore Value..............................................       66,092.1691          9.274350      $   612,962
  Oncore Premier............................................      173,292.3394          9.198141      $ 1,593,967
  Firstar Oncore Value......................................        4,501.4475          9.274350      $    41,748
  Firstar Oncore Premier....................................       20,972.4987          9.198141      $   192,908
GOLDMAN SACHS VIT CORE US EQUITY SUBACCOUNT
  Top Tradition.............................................        6,750.6129         10.924941      $    73,750
  Top Plus..................................................        1,588.9386         10.928488      $    17,364
  Top Spectrum..............................................        9,482.1655         12.485861      $   118,393
  Top Explorer..............................................        3,760.7009         10.921392      $    41,072
  Oncore Flex...............................................       31,465.4134         12.465356      $   392,228
  Oncore Value..............................................       82,120.9562         12.589226      $ 1,033,839
  Oncore Premier............................................      235,168.5453         12.485861      $ 2,936,282
  Oncore Xtra...............................................        7,269.5828         12.485861      $    90,767
  Firstar Oncore Value......................................        1,078.5413         12.589226      $    13,578
  Firstar Oncore Premier....................................        8,318.3691         12.485861      $   103,862
GOLDMAN SACHS VIT GLOBAL INCOME SUBACCOUNT
  Oncore Flex...............................................       13,311.3877         10.301425      $   137,127
  Oncore Value..............................................        8,472.4519         10.403879      $    88,146
  Oncore Premier............................................       38,850.6331         10.318388      $   400,876
  Firstar Oncore Premier....................................       13,246.6428         10.318388      $   136,684
GOLDMAN SACHS VIT CAPITAL GROWTH SUBACCOUNT
  Top Tradition.............................................        7,406.8802         11.178377      $    82,796
  Investar Vision...........................................       24,840.9638         14.522089      $   360,743
  Top Spectrum..............................................       31,012.5892         14.522089      $   450,368
  Top Explorer..............................................          526.4069         11.174753      $     5,882
  Oncore Flex...............................................        6,937.6843         14.007791      $    97,182
  Oncore Value..............................................       28,310.0209         14.146953      $   400,501
  Oncore Premier............................................      212,314.1648         14.030812      $ 2,978,940
  Oncore Xtra...............................................           37.0613         14.030812      $       520
  Firstar Oncore Flex.......................................        1,683.7059         14.007791      $    23,585
  Firstar Oncore Premier....................................        4,558.6813         14.030812      $    63,962

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
LAZARD RETIREMENT EMERGING MARKET SUBACCOUNT
  Top Tradition.............................................        7,037.4599         12.512192      $    88,054
  Investar Vision...........................................       32,336.4784         11.482079      $   371,290
  Top Spectrum..............................................       11,355.8703         11.482079      $   130,389
  Top Explorer..............................................       67,419.5358         12.508143      $   843,293
  Oncore Flex...............................................        2,965.5590         11.476404      $    34,034
  Oncore Value..............................................        6,708.5963         11.510559      $    77,220
  Oncore Premier............................................       19,871.2906         11.482079      $   228,164
  Firstar Oncore Premier....................................        1,603.4553         11.482079      $    18,411
LAZARD RETIREMENT SMALL CAP SUBACCOUNT
  Top Tradition.............................................          874.9037         10.538021      $     9,219
  Top Plus..................................................          298.7037         10.541450      $     3,149
  Top Explorer..............................................          712.4710         10.534599      $     7,506
  Oncore Value..............................................        1,274.7400          9.311327      $    11,870
  Oncore Premier............................................       11,325.7393          9.288255      $   105,196
PAINEWEBBER STRATEGIC INCOME CL I SUBACCOUNT
  Oncore Value..............................................        1,755.8847         10.004230      $    17,566
  Oncore Premier............................................        9,653.8847          9.979456      $    96,341
  Firstar Oncore Flex.......................................          782.4520          9.974528      $     7,804
  Firstar Oncore Premier....................................          420.3636          9.979456      $     4,195
PAINEWEBBER GROWTH & INCOME CL I SUBACCOUNT
  Oncore Flex...............................................        1,344.9908         10.503936      $    14,128
  Oncore Value..............................................        2,476.9725         10.535221      $    26,095
  Oncore Premier............................................       47,669.3273         10.509120      $   500,963
  Firstar Oncore Flex.......................................        5,966.1445         10.503936      $    62,668
  Firstar Oncore Premier....................................          574.1680         10.509120      $     6,034
PAINEWEBBER TACTICAL ALLOCATION CL I SUBACCOUNT
  Oncore Flex...............................................       84,698.0996         10.464132      $   886,292
  Oncore Value..............................................        8,361.4022         10.495301      $    87,756
  Oncore Premier............................................      111,032.1881         10.469307      $ 1,162,430
  Oncore Xtra...............................................        2,260.5126         10.469307      $    23,666
  Firstar Oncore Premier....................................          885.7320         10.469307      $     9,273
PAINEWEBBER SMALL CAP CL I SUBACCOUNT
  Oncore Flex...............................................          116.3357         10.784880      $     1,255
  Oncore Premier............................................       11,819.4513         10.790213      $   127,534

(4) RISK AND ADMINISTRATIVE EXPENSE

   ONLIC charges the Account's assets at the end of each day, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

   Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.25% for mortality and expense risk on an annual basis.

   The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those items.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

   No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

   A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

   State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

   Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expense relating to the maintenance of the contract. Total contract administration charges for the Account amounted to approximately $390,000 during 1999.

(6) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7) DOW TARGET FUNDS

  Dow Target 10 January Period from January 4, 1999 date of commencement of operations
  Dow Target 10 February Period from February 1, 1999 date of commencement of operations
  Dow Target 10 March Period from March 1, 1999 date of commencement of operations
  Dow Target 10 April Period from April 1, 1999 date of commencement of operations
  Dow Target 10 May Period from May 3, 1999 date of commencement of operations Dow Target 10 June Period from June 1, 1999 date of commencement of operations Dow Target 10 July Period from July 1, 1999 date of commencement of operations Dow Target 10 August Period from August 2, 1999 date of commencement of operations
  Dow Target 10 September Period from September 1, 1999 date of commencement of operations
  Dow Target 10 October Period from October 1, 1999 date of commencement of operations
  Dow Target 10 November Period from November 1, 1999 date of commencement of operations
  Dow Target 10 December Period from December 1, 1999 date of commencement of operations
  Dow Target 5 September Period from September 1, 1999 date of commencement of operations
  Dow Target 5 October Period from October 1, 1999 date of commencement of operations
  Dow Target 5 November Period from November 1, 1999 date of commencement of operations
  Dow Target 5 December Period from December 1, 1999 date of commencement of operations

OHIO NATIONAL VARIABLE ACCOUNT A

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Insurance Company and Contract Owners of Ohio National
Variable Account A:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A (comprised of the Equity, Money Market, Bond, Omni, International, Capital Appreciation (formerly Small Cap Growth), Small Cap, International Small Company (formerly Global Contrarian), Aggressive Growth, Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Firstar Growth & Income (formerly Stellar), Relative Value, Blue Chip, Equity Income, High Income Bond, Capital Growth, Dow Target 10 January, Dow Target 10 February, Dow Target 10 March, Dow Target 10 April, Dow Target 10 May, Dow Target 10 June, Dow Target 10 July, Dow Target 10 August, Dow Target 10 September, Dow Target 10 October, Dow Target 10 November, Dow Target 10 December, Dow Target 5 September, Dow Target 5 October, Dow Target 5 November, Dow Target 5 December, Fidelity Investments -- VIP Growth, Fidelity Investments -- VIP Equity Income, Fidelity Investments -- VIP High Income, J.P. Morgan Trust II -- Small Company, Janus Aspen Series-Growth, Janus Aspen Series-International Growth, Janus Aspen Series-Worldwide Growth, Janus Aspen Series-Balanced, Salomon Brothers Variable Series-Capital, Salomon Brothers Variable Series-Total Return, Salomon Brothers Variable Series-Investors, Strong Variable Funds-Opportunity II, Strong Variable Funds-Schafer Value II, Strong Variable Funds-Mid-Cap Growth II, Morgan Stanley Universal Funds-Fixed Income, Morgan Stanley Universal Funds-US Real Estate, Morgan Stanley Universal Funds-Value, Morgan Stanley Universal Funds-Emerging Market Debt, Goldman Sachs VIT Growth & Income, Goldman Sachs VIT Core US Equity, Goldman Sachs VIT Global Income, Goldman Sachs VIT Capital Growth, Lazard Retirement Emerging Market, Lazard Retirement Small Cap, Series Trust PaineWebber Mutual Funds-Strategic Income Class I, Series Trust PaineWebber Mutual Funds-Growth & Income Class I, Series Trust PaineWebber Mutual Funds-Tactical Allocation Class I and Series Trust PaineWebber Mutual Funds-Small Cap Class I subaccounts) (collectively, the Account) as of December 31, 1999 and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account A as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the periods indicated herein in conformity with generally accepted accounting principles.

                                                                        KPMG LLP
Cincinnati, Ohio
February 18, 2000

                        OHIO NATIONAL VARIABLE ACCOUNT A


                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated February 18, 2000

      Statements of Assets and Contract Owners' Equity dated December 31, 1999

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1999 and 1998

      Notes to Financial Statements dated December 31, 1999

      Schedules of Changes in Unit Values for the Years Ended December 31, 1999 and 1998

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated January 29, 2000

      Consolidated Balance Sheets dated December 31, 1999 and 1998

      Consolidated Statements of Income for the Years Ended December 31, 1999, 1998 and 1997

      Consolidated Statements of Equity for the Years Ended December 31, 1999, 1998 and 1997

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1999, 1998 and 1997

      Notes to Consolidated Financial Statements dated December 31, 1999, 1998 and 1997

Consent of the following:
      KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of "ONcore" Variable Annuities was filed as Exhibit (3)(d) of the Registrant's Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.

      (3)(e) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on April 10, 1998
             (File no. 333-43515).

      (3)(f) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on
             April 10, 1998 (File no. 333-43515).

      (4) Variable Deferred Annuity Contract, Form 98-VA-2, was filed as Exhibit (4) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (5)(a) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant's registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File no. 2-91213) and
             Exhibit (8)(a) of the Registrant's Form N-4, Post-effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Individual Underwriting
                                   Operations

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Vice President, Senior Investment Officer

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer

Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Vice President, Senior Investment Officer

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Michael J. Ferry*                  Vice President, Information Systems

Michael F. Haverkamp*              Vice President and Counsel

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Charles S. Mechem, Jr.            Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Thomas O. Olson*                  Vice President and Chief Underwriting Officer

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Executive Vice President,
                                  Strategic Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

J. Donald Richardson*             Senior Regional Vice President

D. Gates Smith*                   Director and Executive Vice President, Agency
                                  and Group Distribution

Michael D. Stohler*               Director and Vice President, Mortgages and
                                  Real Estate

Stuart G. Summers*                Director and Executive Vice President and
                                  General Counsel

Dennis C. Twarogowski*            Vice President, Career Marketing

Oliver W. Waddell                 Director
425 Walnut Street
Cincinnati, Ohio 45202

Dr. David S. Williams*            Vice President and Medical Director



*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------




-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000

-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         R. Dolan          Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       J. Sander         VP & Dir.           J. Miller

Vice Pres.          C. Carlson        Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer &         B. Turner
                                      Compliance Officer

                                      Asst. Secy.         M. Haverkamp

                                      Asst. Treas.        L. Weiler


-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        C. Carlson                                               Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         D. Twarogowski        Sr. Vice Pres.         T. Barefield
VP & Dir.           M. Stohler                                               Sr. Vice Pres.         A. Bowen
                                   Secy. & Dir.        M. Haverkamp          Sr. Vice Pres.         D. Cook
Dir.                D. O'Maley                                               Sr. Vice Pres.         G. Smith
                                   Treasurer &         B. Turner             Vice Pres. & Treas.    R. Broadwell
Dir.                J. Palmer      Compliance Director                       Vice President         M. Boedeker
                                                                             Vice President         T. Backus
Treasurer           D. Taney                                                 Vice President         G. Pearson
                                                                             Vice President         M. Stohler
Secretary           R. Benedict                                              Vice President         D. Twarogowski
                                                                             Vice Pres.             J. Houser
VP                  S. Komrska                                               Vice Pres & Secy.      R. Benedict
                                                                             Asst. Secy.            J. Fischer
VP                  J. Martin                                                Asst. Actuary          K. Flischel

-------------------------------    ------------------------------            -------------------------------------
                                                                                        SEPARATE ACCOUNT
                                                                           -------------------------------------

                                                                                               R
                                                                                              ---

                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------
-----------------------------         --------------------------------          --------------------------------
    ONE FUND, INC.                    O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVERSIFIED               A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker       VP & Dir.           G. Smith              Vice President      M. Boedeker
Vice Pres.          T. Barefield      VP & Dir.           D. Twarogowski        Vice President      T. Barefield
Treasurer           D. Taney          Treasurer           D. Taney              Treasurer           D. Taney
Secy. & Dir.        R. Benedict       Secretary & Dir.    M. Haverkamp          Secy. & Dir.        R. Benedict
Director            R. Love                                                     Director            R. Love
Director            J. Bushman                                                  Director            J. Bushman
Director            G. Vredeveld                                                Director            G. Vredeveld
                                                                                Sr. Vice Pres.      T. Barefield


---------------------------------     --------------------------------            ---------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of December 5, 2000, the Registrant's contracts were owned by 33,340 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is presently Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONE, Inc.
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer & Compliance Officer


The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$6,658,441                          None                          None                   None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        Firstar Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life

Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by The Ohio National Life Insurance Company.


(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 14th day of December, 2000.


                          OHIO NATIONAL VARIABLE ACCOUNT A
                                    (Registrant)

                           By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)


                           By /s/ Thomas A. Barefield
                              -----------------------------------------
                            Thomas A. Barefield, Senior Vice President,
                                 Institutional Sales

Attest:

/s/Ronald L. Benedict
--------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 14th day of December, 2000.


                            THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)


                              By /s/ Thomas A. Barefield
                                 ------------------------------------------
                                 Thomas A. Barefield, Senior Vice President,
                                                 Institutional Sales

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                         Date
---------                           -----                         ----

 s/David B. O'Maley                Chairman, President,        December 14, 2000
--------------------------------   Chief Executive Officer
 David B. O'Maley                  and Director


*s/Dale P. Brown                   Director                    December 14, 2000
--------------------------------
 Dale P. Brown


*s/Jack E. Brown                   Director                    December 14, 2000
--------------------------------
 Jack E. Brown


*s/William R. Burleigh             Director                    December 14, 2000
--------------------------------
 William R. Burleigh


*s/Victoria B. Buyniski Gluckman   Director                    December 14, 2000
--------------------------------
 Victoria B. Buyniski Gluckman

                                   Director
--------------------------------
 George E. Castrucci

*s/Raymond R. Clark                Director                    December 14, 2000
--------------------------------
 Raymond R. Clark


 s/Ronald J. Dolan                 Director                    December 14, 2000
--------------------------------
 Ronald J. Dolan

                                   Director
--------------------------------
John W. Hayden


*s/Charles S. Mechem, Jr.          Director                    December 14, 2000
--------------------------------
 Charles S. Mechem, Jr.


*s/James F. Orr                    Director                    December 14, 2000
--------------------------------
 James F. Orr


 s/John J. Palmer                  Director                    December 14, 2000
--------------------------------
 John J. Palmer

 s/D. Gates Smith                Director                      December 14, 2000
-------------------------------
 D. Gates Smith

 s/Stuart G. Summers             Director                      December 14, 2000
-------------------------------
 Stuart G. Summers

*s/Oliver W. Waddell             Director                      December 14, 2000
-------------------------------
 Oliver W. Waddell



*By s/John J. Palmer
-------------------------------
   John J. Palmer
   -------------------, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                                              Page Number in
Exhibit                                                                       Sequential
Number                  Description                                           Numbering System
------                  -----------                                           ----------------

                           Consent of KPMG LLP

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account A:


We consent to use of our reports for the Ohio National Variable Account A dated February 18, 2000 and for The Ohio National Life Insurance Company and subsidiaries dated January 28, 2000 and to the use of our name under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in Post-effective Amendment No. 3 to File No. 333-86603.

                                                /s/ KPMG LLP

Columbus, Ohio
December 14, 2000